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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


         Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 10/31/06


Item 1. Schedule of Investments.
--------------------------------

Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 57.4%
Advertising Sales - 0.8%
            73,890    Lamar Advertising Co.*                                                                         $     4,261,975
Aerospace and Defense - 0.3%
            22,445    Lockheed Martin Corp.                                                                                1,951,144
Agricultural Chemicals - 3.2%
            36,455    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               4,553,230
            52,577    Syngenta A.G.*                                                                                       8,490,590
           159,250    Syngenta A.G. (ADR)                                                                                  5,132,628
                                                                                                                          18,176,448
Automotive - Cars and Light Trucks - 0.6%
            54,814    BMW A.G.**                                                                                           3,147,480
Beverages - Non-Alcoholic - 1.1%
            95,645    PepsiCo, Inc.                                                                                        6,067,719
Casino Hotels - 0.8%
            59,065    Harrah's Entertainment, Inc.                                                                         4,390,301
Computers - 0.7%
           102,970    Hewlett-Packard Co.                                                                                  3,989,058
Computers - Memory Devices - 0.9%
           424,915    EMC Corp.*                                                                                           5,205,209
Cosmetics and Toiletries - 1.9%
           165,155    Procter & Gamble Co.                                                                                10,469,175
Diversified Operations - 3.7%
           412,081    General Electric Co.                                                                                14,468,164
            98,240    Honeywell International, Inc.                                                                        4,137,869
           777,000    Melco International Development, Ltd.                                                                1,904,235
                                                                                                                          20,510,268
E-Commerce/Services - 1.2%
           208,252    IAC/InterActiveCorp*                                                                                 6,451,647
Electronic Components - Semiconductors - 2.9%
            10,476    Samsung Electronics Company, Ltd.**                                                                  6,793,140
           306,743    Texas Instruments, Inc.                                                                              9,257,504
                                                                                                                          16,050,644
Enterprise Software/Services - 1.0%
           310,570    Oracle Corp.*                                                                                        5,736,228
Finance - Credit Card - 1.3%
           129,260    American Express Co.                                                                                 7,472,521
Finance - Investment Bankers/Brokers - 7.4%
           327,995    JP Morgan Chase & Co.                                                                               15,560,083
           221,825    Merrill Lynch & Company, Inc.                                                                       19,391,941
           167,000    Mitsubishi UFJ Securities Company, Ltd.**                                                            2,041,896
            81,000    UBS A.G. (U.S. Shares) #                                                                             4,847,040
                                                                                                                          41,840,960
Finance - Mortgage Loan Banker - 1.2%
           108,755    Fannie Mae                                                                                           6,444,821
Food - Diversified - 0.6%
            10,435    Nestle S.A.                                                                                          3,564,869
Hotels and Motels - 2.3%
           195,455    Marriott International, Inc. - Class A                                                               8,164,155
            81,265    Starwood Hotels & Resorts Worldwide, Inc.                                                            4,854,771
                                                                                                                          13,018,926
Medical - Biomedical and Genetic - 0.9%
            35,835    Amgen, Inc.*                                                                                         2,720,235
            39,810    Celgene Corp.*                                                                                       2,127,446
                                                                                                                           4,847,681
Medical - Drugs - 4.4%
            51,170    Pfizer, Inc.                                                                                         1,363,681
           103,345    Roche Holding A.G.                                                                                  18,084,647
            64,457    Sanofi-Aventis **                                                                                    5,478,980
                                                                                                                          24,927,308
Medical - HMO - 0.7%
            97,085    Aetna, Inc.                                                                                          4,001,844
Medical Products - 1.5%
            84,220    Johnson & Johnson                                                                                    5,676,428
            35,885    Zimmer Holdings, Inc.*                                                                               2,584,079
                                                                                                                           8,260,507
Oil Companies - Exploration and Production - 1.4%
           160,640    EnCana Corp. (U.S. Shares)                                                                           7,628,794
Oil Companies - Integrated - 3.1%
           167,655    Exxon Mobil Corp.                                                                                   11,973,920
            68,007    Suncor Energy, Inc.                                                                                  5,223,388
                                                                                                                          17,197,308
Optical Supplies - 0.2%
             8,845    Alcon, Inc. (U.S. Shares)                                                                              938,278
Pharmacy Services - 0.7%
            84,195    Caremark Rx, Inc.                                                                                    4,144,920
Real Estate Operating/Development - 0.6%
         2,072,000    Guangzhou R&F Properties Company, Ltd. #                                                             3,383,531
Retail - Regional Department Stores - 1.6%
           204,355    Federated Department Stores, Inc.                                                                    8,973,228
Soap and Cleaning Preparations - 1.6%
           209,541    Reckitt Benckiser PLC**                                                                              9,117,430
Telecommunication Equipment - Fiber Optics - 0.6%
           169,460    Corning, Inc.*                                                                                       3,462,068
Therapeutics - 1.0%
            84,830    Gilead Sciences, Inc.*                                                                               5,844,787
Tobacco - 1.5%
           106,325    Altria Group, Inc.                                                                                   8,647,412
Transportation - Railroad - 2.9%
           219,684    Canadian National Railway Co. (U.S. Shares)                                                         10,465,746
            61,035    Union Pacific Corp.                                                                                  5,531,602
                                                                                                                          15,997,348
Transportation - Services - 0.5%
            24,335    FedEx Corp.                                                                                          2,787,331
Web Portals/Internet Service Providers - 1.7%
             3,320    Google, Inc. - Class A*                                                                              1,581,615
           300,070    Yahoo!, Inc.*,#                                                                                      7,903,844
                                                                                                                           9,485,459
Wireless Equipment - 0.6%
            87,525    QUALCOMM, Inc.                                                                                       3,185,035
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $232,063,482)                                                                                   321,579,662
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 8.9%
Automotive - Cars and Light Trucks - 0.1%
    $      645,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due
                      10/15/08                                                                                               632,100
Cable Television - 0.8%
           855,000    Comcast Corp., 5.67375%, company guaranteed notes, due 7/14/09 ***                                     856,600
         1,025,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          1,074,882
         1,035,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                          1,048,755
           530,689    CSC Holdings, Inc., 7.12563%, bank loan, due 3/29/13 ***                                               530,163
           286,375    CSC Holdings, Inc., 7.12163%, bank loan, due 3/29/13 ***                                               286,092
            71,594    CSC Holdings, Inc., 7.07250%, bank loan, due 3/29/13 ***                                                71,523
           357,969    CSC Holdings, Inc., 6.88%, bank loan, due 3/29/13 ***                                                  357,614
                                                                                                                           4,225,629
Commercial Banks - 0.2%
         1,195,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                     1,209,081
Containers - Metal and Glass - 0.7%
         2,039,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due
                      2/15/09                                                                                              2,089,975
         1,800,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,809,000
                                                                                                                           3,898,975
Diversified Financial Services - 0.2%
           970,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            1,120,037
Electric - Integrated - 0.9%
           570,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                     585,675
         2,055,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    2,001,265
           215,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       207,529
           745,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                       715,632
         1,190,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                         1,133,797
           415,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                           398,420
                                                                                                                           5,042,318
Finance - Auto Loans - 0.9%
         1,945,000    Ford Motor Credit Co., 9.82375%, notes, due 4/15/12 ***                                              2,028,592
           580,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                              579,418
           905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                           887,783
         1,335,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                            1,360,189
                                                                                                                           4,855,982
Finance - Consumer Loans - 0.4%
         2,010,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                   1,995,403
Finance - Investment Bankers/Brokers - 0.8%
         2,434,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                              2,377,428
           965,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                       940,262
         1,980,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                     1,913,124
                                                                                                                           5,230,814
Food - Diversified - 0.3%
         1,820,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        1,754,218
Gas - Distribution - 0.2%
         1,050,000    Oneok, Inc., 5.20%, notes, due 6/15/15                                                                 989,464
           335,000    Southern Union Co., 7.20%, junior subordinated notes, due 11/1/66 ***                                  338,229
                                                                                                                           1,327,693
Medical - HMO - 0.1%
           596,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                   595,663
Multimedia - 0.4%
         1,040,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16 (144A)                                                1,041,613
         1,040,000    Viacom, Inc., 6.875%, senior notes, due 4/30/36 (144A)                                               1,047,217
                                                                                                                           2,088,830
Non-Hazardous Waste Disposal - 0.1%
            60,907    Allied Waste Industries, Inc., 7.21%, bank loan, due 1/15/12 ***                                        60,877
            47,863    Allied Waste Industries, Inc., 7.17%, bank loan, due 1/15/12 ***                                        47,839
           130,535    Allied Waste Industries, Inc., 7.17%, bank loan, due 1/15/12 ***                                       130,469
            58,016    Allied Waste Industries, Inc., 7.13%, bank loan, due 1/15/12 ***                                        57,987
            60,916    Allied Waste Industries, Inc., 7.07%, bank loan, due 1/15/12 ***                                        60,886
           129,539    Allied Waste Industries, Inc., 5.32250%, bank loan, due 1/15/12 ***                                    129,507
                                                                                                                             487,565
Office Supplies and Forms - 0.1%
           515,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                       502,769
Photo Equipment and Supplies - 0.1%
           162,581    Eastman Kodak Co., 7.7569%, bank loan, due 10/18/12 ***                                                162,716
            46,686    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12 ***                                                  46,724
           116,715    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12 ***                                                 116,811
           186,081    Eastman Kodak Co., 0%, bank loan, due 10/18/12 ***                                                     186,236
                                                                                                                             512,487
Pipelines - 0.7%
           355,000    El Paso Corp., 7.625%, senior notes, due 9/1/08                                                        364,763
         3,435,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                      3,486,525
                                                                                                                           3,851,288
Rental Auto/Equipment - 0.1%
           768,449    Avis Rent A Car Systems, Inc., 6.75%, bank loan, due 4/19/12 ***                                       764,706
Retail - Major Department Stores - 0.2%
         1,030,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                 1,013,942
Retail - Regional Department Stores - 0.1%
           450,949    Neiman Marcus Group, Inc., 7.64063%, bank loan, due 4/6/13 ***                                         454,291
Special Purpose Entity - 0.5%
         1,025,000    ConocoPhillips Co., 5.625%, company guaranteed notes, due 10/15/16                                   1,039,380
           615,000    ConocoPhillips Co., 5.95%, company guaranteed notes, due 10/15/36                                      633,341
           825,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) ***                              865,029
                                                                                                                           2,537,750
Telecommunication Services - 0.7%
         2,045,000    Embarq Corp., 7.082%, notes, due 6/1/16                                                              2,092,456
         1,800,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                             1,772,676
                                                                                                                           3,865,132
Transportation - Railroad - 0.3%
           255,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55 ***                               259,334
           515,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                                503,089
           860,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                                934,320
                                                                                                                           1,696,743
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $49,215,985)                                                                                  49,663,416
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 0.6%
         3,125,522    Federal Home Loan Bank System, 5.27%, due 12/28/12 (cost $3,141,662)                                 3,124,787
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.8%
         2,335,000    Fannie Mae, 5.00%, due 1/15/07                                                                       2,332,963
         1,750,000    Fannie Mae, 5.25%, due 12/3/07                                                                       1,752,282
           585,000    Fannie Mae, 2.50%, due 6/15/08                                                                         563,057
         1,000,000    Fannie Mae, 5.25%, due 1/15/09                                                                       1,007,384
           465,000    Fannie Mae, 6.375%, due 6/15/09                                                                        482,088
         1,481,000    Fannie Mae, 5.375%, due 11/15/11                                                                     1,514,613
         1,160,000    Freddie Mac, 5.75%, due 4/15/08                                                                      1,172,699
           520,000    Freddie Mac, 5.75%, due 3/15/09                                                                        530,184
           650,000    Freddie Mac, 7.00%, due 3/15/10                                                                        692,737
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $10,180,738)                                                                         10,048,007
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 27.9%
         1,110,000    U.S. Treasury Notes, 3.50%, due 11/15/06                                                             1,109,220
         1,476,000    U.S. Treasury Notes, 3.00%, due 12/31/06                                                             1,470,292
        11,295,000    U.S. Treasury Notes, 3.625%, due 4/30/07                                                            11,216,466
         2,030,000    U.S. Treasury Notes, 3.875%, due 7/31/07                                                             2,013,744
           430,000    U.S. Treasury Notes, 4.00%, due 9/30/07                                                                426,372
         2,498,819    U.S. Treasury Notes, 3.625%, due 1/15/08 ^                                                           2,502,528
         4,165,000    U.S. Treasury Notes, 3.375%, due 2/15/08                                                             4,090,646
         1,745,000    U.S. Treasury Notes, 5.625%, due 5/15/08                                                             1,767,357
         2,565,000    U.S. Treasury Notes, 3.75%, due 5/15/08                                                              2,527,125
        12,675,000    U.S. Treasury Notes, 4.875%, due 5/31/08                                                            12,696,294
         6,070,000    U.S. Treasury Notes, 4.375%, due 11/15/08                                                            6,032,773
         5,484,000    U.S. Treasury Notes, 4.50%, due 2/15/09                                                              5,465,365
         4,460,000    U.S. Treasury Notes, 3.125%, due 4/15/09                                                             4,305,818
         2,575,000    U.S. Treasury Notes, 4.875%, due 5/15/09                                                             2,589,685
         4,315,000    U.S. Treasury Notes, 6.00%, due 8/15/09                                                              4,467,880
         6,365,000    U.S. Treasury Notes, 4.00%, due 4/15/10                                                              6,246,897
         1,350,000    U.S. Treasury Notes, 3.625%, due 6/15/10                                                             1,307,813
         1,870,000    U.S. Treasury Notes, 3.875%, due 7/15/10                                                             1,826,246
         1,120,000    U.S. Treasury Notes, 5.75%, due 8/15/10                                                              1,165,194
           720,000    U.S. Treasury Notes, 4.125%, due 8/15/10                                                               708,778
           885,000    U.S. Treasury Notes, 4.25%, due 10/15/10                                                               874,663
         5,790,000    U.S. Treasury Notes, 4.50%, due 11/15/10                                                             5,774,170
         1,030,000    U.S. Treasury Notes, 4.375%, due 12/15/10                                                            1,022,315
         4,205,000    U.S. Treasury Notes, 4.50%, due 2/28/11                                                              4,192,843
         4,730,000    U.S. Treasury Notes, 4.875%, due 4/30/11                                                             4,786,353
         2,205,000    U.S. Treasury Bonds, 4.875%, due 7/31/11                                                             2,232,391
         4,685,000    U.S. Treasury Notes, 5.00%, due 8/15/11                                                              4,779,796
         1,025,000    U.S. Treasury Bonds, 4.625%, due 8/31/11                                                             1,027,002
         1,820,000    U.S. Treasury Notes, 4.50%, due 9/30/11                                                              1,813,672
         2,890,000    U.S. Treasury Notes, 4.25%, due 8/15/14                                                              2,825,088
         5,712,745    U.S. Treasury Notes, 1.875%, due 7/15/15 ^                                                           5,500,527
         4,755,000    U.S. Treasury Notes, 4.25%, due 8/15/15                                                              4,635,383
         3,140,000    U.S. Treasury Notes, 4.50%, due 2/15/16                                                              3,115,222
         2,739,000    U.S. Treasury Bonds, 7.25%, due 5/15/16                                                              3,287,227
         7,715,000    U.S. Treasury Notes, 5.125%, due 5/15/16                                                             8,019,982
         1,034,820    U.S. Treasury Notes, 2.50%, due 7/15/16 ^                                                            1,049,695
         7,550,000    U.S. Treasury Notes, 4.875%, due 8/15/16                                                             7,706,897
         1,264,000    U.S. Treasury Bonds, 7.875%, due 2/15/21                                                             1,664,036
         2,699,000    U.S. Treasury Bonds, 7.25%, due 8/15/22                                                              3,423,301
         3,256,000    U.S. Treasury Bonds, 6.00%, due 2/15/26                                                              3,736,768
         1,183,120    U.S. Treasury Bond, 3.375%, due 4/15/32 ^                                                            1,464,666
         9,935,000    U.S. Treasury Bonds, 4.50%, due 2/15/36                                                              9,588,825
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $156,196,186)                                                                      156,457,315
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.6%
         6,400,570    Janus Institutional Cash Reserves Fund, 5.21%                                                        6,400,570
         2,786,985    Janus Money Market Fund, 5.25%                                                                       2,786,985
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $9,187,555)                                                                                      9,187,555
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.8%
        10,097,985    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $10,097,985)                                                                10,097,985
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $470,083,593) - 100%                                                                       560,158,727
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Canada                                 $ 31,613,388                 5.7%
Cayman Islands                              865,029                 0.2
China                                     3,383,531                 0.6
France                                    5,478,980                 1.0
Germany                                   3,147,480                 0.6
Hong Kong                                 1,904,235                 0.3
Japan                                     2,041,896                 0.4
South Korea                               6,793,140                 1.2
Switzerland                              41,058,052                 7.3
United Kingdom                            9,117,430                 1.6
United States ++                        454,755,566                81.1
                                       ------------               -----
Total                                  $560,158,727               100.0%
                                       ============               =====

++ Includes Short-Term Securities and Other Securities (77.7% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at October 31, 2006
                                       Currency  Currency Value      Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 1/11/07                 2,250,000     $ 4,293,647     $  (158,372)
British Pound 3/14/07                   300,000         572,573         (17,294)
British Pound 3/15/07                 1,065,000       2,032,637         (44,591)
Euro 1/11/07                          3,210,000       4,111,444         (18,694)
Japanese Yen 3/14/07                108,000,000         940,464          11,665
South Korean Won 3/14/07            800,000,000         853,254          (9,373)
South Korean Won 3/15/07            810,000,000         863,954         (15,431)
--------------------------------------------------------------------------------
Total                                               $13,667,973     $  (252,089)
================================================================================

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
**          A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.
***         Rate is subject to change. Rate shown reflects current rate.
^           Security is a U.S. Treasury Inflation-Protected Security (TIPS).
#           Loaned security; a portion or all of the security is on loan as of
            April 30, 2006.
+           The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2006.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, when-issued securities and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                       $26,578,926
--------------------------------------------------------------------------------

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------

Common Stock - 93.5%
Airport Development - Maintenance - 0.4%
            24,307    Macquarie Airports**                                                                           $        60,419
Automotive - Cars and Light Trucks - 1.1%
             9,235    Tata Motors, Ltd. (ADR)**                                                                              167,892
Broadcast Services and Programming - 7.5%
            36,180    Liberty Global, Inc. - Class A*                                                                        949,362
             5,020    Liberty Global, Inc. - Class C*                                                                        127,659
               850    Liberty Media Holding Corp. - Class A*                                                                  75,701
                                                                                                                           1,152,722
Building Products - Cement and Aggregate - 3.5%
            12,580    Cemex S.A. de C.V. (ADR)*                                                                              386,709
            62,546    Gujarat Ambuja Cements, Ltd.**                                                                         163,206
                                                                                                                             549,915
Building Products - Wood - 2.5%
            13,925    Masco Corp.                                                                                            385,026
Casino Hotels - 4.8%
             3,450    Harrah's Entertainment, Inc.                                                                           256,439
             8,040    Station Casinos, Inc.                                                                                  484,812
                                                                                                                             741,251
Commercial Banks - 6.5%
            22,010    ICICI Bank, Ltd. (ADR)**                                                                               773,652
                14    Mitsubishi UFJ Financial Group, Inc.**                                                                 175,965
                 7    Mizuho Financial Group, Inc.**                                                                          54,525
                                                                                                                           1,004,142
Computer Services - 3.9%
            25,805    Ceridian Corp.*                                                                                        608,224
Containers - Metal and Glass - 5.3%
            49,120    Owens-Illinois, Inc.*                                                                                  815,392
Diversified Minerals - 1.6%
             9,820    Companhia Vale do Rio Doce (ADR)                                                                       249,821
Diversified Operations - 2.0%
            10,360    Tyco International, Ltd. (U.S. Shares)                                                                 304,895
Electric - Generation - 1.8%
            83,725    Datang International Power Generation Company, Ltd.                                                     70,944
            71,113    National Thermal Power Corporation, Ltd.**                                                             204,669
                                                                                                                             275,613
Engineering - Research and Development Services - 1.5%
             7,990    Larsen & Toubro, Ltd.**                                                                                232,833
Enterprise Software/Services - 1.8%
            11,590    CA, Inc.                                                                                               286,968
Finance - Consumer Loans - 2.2%
             6,970    SLM Corp.                                                                                              339,300
Finance - Investment Bankers/Brokers - 4.0%
             3,930    E*TRADE Financial Corp.*                                                                                91,490
             4,450    JP Morgan Chase & Co.                                                                                  211,108
             3,590    Merrill Lynch & Company, Inc.                                                                          313,838
                                                                                                                             616,436
Financial Guarantee Insurance - 1.0%
             2,565    MBIA, Inc.                                                                                             159,081
Food - Diversified - 0.3%
             4,594    Cadbury Schweppes PLC**                                                                                 46,227
Forestry - 2.4%
            10,325    Plum Creek Timber Company, Inc.                                                                        371,081
Hotels and Motels - 1.0%
             6,160    Home Inns & Hotels Management, Inc. (ADR)*                                                             151,166
Independent Power Producer - 3.0%
             9,640    NRG Energy, Inc.*                                                                                      464,166
Investment Companies - 1.2%
            71,525    Macquarie Infrastructure Group**                                                                       187,202
Machinery - Pumps - 0.2%
               975    Graco, Inc.                                                                                             39,741
Medical - HMO - 3.8%
            12,450    Coventry Health Care, Inc.*                                                                            584,528
Medical - Nursing Homes - 1.6%
             5,120    Manor Care, Inc.                                                                                       245,709
Metal Processors and Fabricators - 1.1%
            20,691    Bharat Forge, Ltd.**                                                                                   164,866
Music - 0.5%
            15,296    EMI Group PLC**                                                                                         78,635
Oil Companies - Exploration and Production - 1.7%
             2,285    Chesapeake Energy Corp.                                                                                 74,125
             2,015    Forest Oil Corp.*                                                                                       65,770
             5,957    Mariner Energy, Inc.*                                                                                  118,068
                                                                                                                             257,963
Oil Companies - Integrated - 0.6%
             1,180    Suncor Energy, Inc. (U.S. Shares)                                                                       90,447
Oil Refining and Marketing - 2.7%
               935    Reliance Industries, Ltd. (GDR)*,**,***,#                                                                2,718
             4,755    Reliance Industries, Ltd. (GDR)**                                                                      256,532
             2,200    SK Corp.**                                                                                             161,337
                                                                                                                             420,587
Paper and Related Products - 0.4%
            24,524    Ballarpur Industries, Ltd.**                                                                            66,443
Pipelines - 1.9%
             6,813    Kinder Morgan Management LLC*                                                                          295,548
Public Thoroughfares - 0.1%
            14,330    Sydney Roads Group*,**                                                                                  12,650
Publishing - Periodicals - 0.4%
             6,170    Playboy Enterprises, Inc. - Class B*                                                                    65,464
Real Estate Management/Services - 0.9%
             6,000    Mitsubishi Estate Company, Ltd.**                                                                      143,645
Real Estate Operating/Development - 8.6%
           112,000    CapitaLand, Ltd.**                                                                                     392,086
            17,335    St. Joe Co.                                                                                            932,276
                                                                                                                           1,324,362
Recreational Vehicles - 0.4%
             1,500    Polaris Industries, Inc.                                                                                64,230
Reinsurance - 1.0%
                45    Berkshire Hathaway, Inc. - Class B*                                                                    158,175
REIT - Diversified - 2.1%
             2,690    Vornado Realty Trust                                                                                   320,783
REIT - Office Property - 0.7%
             9,120    American Financial Realty Trust                                                                        106,430
Retail - Major Department Stores - 1.6%
             5,921    Pantaloon Retail India, Ltd.**                                                                         244,749
Soap and Cleaning Preparations - 1.0%
             3,664    Reckitt Benckiser PLC**                                                                                159,426
Steel - Producers - 1.0%
               755    Salzgitter A.G.                                                                                         80,703
             6,658    Tata Steel, Ltd.**                                                                                      72,516
                                                                                                                             153,219
Television - 0.9%
            13,291    British Sky Broadcasting Group PLC**                                                                   137,542
Transportation - Railroad - 1.0%
            14,615    All America Latina Logistica (GDR)                                                                     127,621
             2,500    All America Latina Logistica (GDR) (144A)                                                               21,866
                                                                                                                             149,487
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $13,140,052)                                                                                     14,454,401
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.5%
           277,720    Janus Institutional Cash Reserves Fund, 5.21%                                                          277,720
           719,208    Janus Money Market Fund, 5.25%                                                                         719,208
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $996,928)                                                                                          996,928
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $14,136,980) - 100%                                                                    $    15,451,329
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Australia                              $    260,271                 1.7%
Bermuda                                     304,895                 2.0%
Brazil                                      399,308                 2.6%
Canada                                       90,447                 0.6%
Cayman Islands                              151,166                 1.0%
China                                        70,944                 0.5%
Germany                                      80,703                 0.5%
India                                     2,350,076                15.2%
Japan                                       374,135                 2.4%
Mexico                                      386,709                 2.5%
Singapore                                   392,086                 2.5%
South Korea                                 161,337                 1.0%
United Kingdom                              421,830                 2.7%
United States++                          10,007,422                64.8%
                                       ------------               -----
Total                                  $ 15,451,329               100.0%
                                       ============               =====

++    Includes Short-Term Securities (58.3% excluding Short-Term Securities)

                                       Currency  Currency Value      Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 4/18/07               252,500     $   194,511     $    (2,076)
British Pound 3/15/07                   179,500         342,590          (7,515)
Indian Rupee 4/18/07                    140,000           3,079            (116)
Japanese Yen 4/18/07                 36,860,000         322,424           8,051
Singapore Dollar 4/18/07                400,000         259,195          (1,808)
South Korean Won 3/15/07             25,277,000          26,961            (482)
--------------------------------------------------------------------------------
Total                                               $ 1,148,760     $    (3,946)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.
**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.
***         Security is illiquid.

# Schedule of Fair Valued Securities (as of October 31, 2006)

                                               Value          Value as a % of
                                                           Investment Securities
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Reliance Industries, Ltd. (GDR)                $2,718              0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, when-issued securities and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                      $3,959,735

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 25.0%
Agricultural Operations - 0.2%
    $       80,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                    $        78,170
Beverages - Wine and Spirits - 0.1%
            65,000    Diageo Capital PLC, 5.875%, company guaranteed notes, due 9/30/36                                       64,072
Building and Construction Products - Miscellaneous - 0.2%
           125,000    CRH America, Inc., 6.00%, company guaranteed notes, due 9/30/16                                        125,912
Building Products - Cement and Aggregate - 0.2%
            50,000    Lafarge S.A., 6.50%, notes, due 7/15/16**                                                               52,081
            50,000    Lafarge S.A., 7.125%, notes, due 7/15/36**                                                              54,502
                                                                                                                             106,583
Cable Television - 1.8%
           170,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                            172,963
           210,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                            220,220
            80,000    Comcast Corp., 7.05% company guaranteed notes, due 3/15/33                                              86,681
           250,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                   244,298
            10,363    CSC Holdings, Inc., 7.07250%, bank loan, due 3/29/13 ***                                                10,352
            76,813    CSC Holdings, Inc., 7.12563%, bank loan, due 3/29/13 ***                                                76,737
            41,451    CSC Holdings, Inc., 7.12163%, bank loan, due 3/29/13 ***                                                41,409
            51,813    CSC Holdings, Inc., 7.21750%, bank loan, due 3/29/13 ***                                                51,762
                                                                                                                             904,422
Casino Hotels - 0.3%
           130,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                       139,750
Cellular Telecommunications - 0.7%
           125,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                        127,726
            90,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                           92,944
           135,000    Rogers Wireless Communications, Inc., 8.515%, secured notes, due 12/15/10 ***                          137,869
                                                                                                                             358,539
Commercial Banks - 0.6%
           185,000    ICICI Bank, Ltd., 7.25%, bonds, due 10/31/16 (144A) ***                                                190,461
           134,000    Shinsei Bank, Ltd., 6.418%, bonds, due 1/20/49 (144A) ***                                              134,761
                                                                                                                             325,222
Computer Services - 0.2%
            80,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                               83,000
Computers - Peripheral Equipment - 0%
             4,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures, due
                      5/1/03 (144A) ***, ##, ^, ss.                                                                                0
Consumer Products - Miscellaneous - 0.2%
           120,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13                                                 123,000
Containers - Metal and Glass - 0.5%
           136,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                    139,400
           100,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 100,500
                                                                                                                             239,900
Diversified Financial Services - 0.9%
           310,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                            307,659
           165,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                            159,428
                                                                                                                             467,087
Diversified Operations - 0.3%
           175,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                             179,067
E-Commerce/Services - 0.3%
           130,000    Expedia, Inc., 7.456%, bonds, due 8/15/18 (144A)                                                       135,742
Electric - Generation - 0.2%
            90,000    Edison Mission Energy, 7.75%, senior notes, due 6/15/16 (144A)                                          92,925
Electric - Integrated - 2.2%
            75,000    Consolidated Edison, Inc., 5.50%, notes, due 9/15/16                                                    75,403
           130,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      126,601
           250,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                        268,314
           135,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                       130,316
           270,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                             288,043
            90,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                                93,193
           110,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                           107,508
            70,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                            67,203
                                                                                                                           1,156,581
Electronic Components - Miscellaneous - 0.3%
            85,000    NXP BV, 7.875%, secured notes, due 10/15/14 (144A)**,ss.                                                86,275
            85,000    NXP BV, 9.50%, senior notes, due 10/15/15 (144A)**,ss.                                                  85,744
                                                                                                                             172,019
Electronic Components - Semiconductors - 0.1%
            55,000    Advanced Micro Devices, Inc., 7.57%, bank loan, due 12/31/13 ***                                        55,218
            45,000    Spansion LLC, 0%, bank loan, due 11/1/12 ***                                                            45,225
                                                                                                                             100,443
Finance - Auto Loans - 0.8%
            50,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                                51,561
           145,000    Ford Motor Credit Co., 9.82375%, notes, due 4/15/12 ***                                                151,231
           120,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                            119,615
           105,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                             104,101
                                                                                                                             426,508
Finance - Consumer Loans - 0.8%
           205,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                    203,620
           195,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                  192,772
                                                                                                                             396,392
Finance - Investment Bankers/Brokers - 0.9%
            45,000    E*Trade Financial Corp., 8.005%, senior notes, due 6/15/11                                              46,688
           130,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13                                             133,574
            95,000    Goldman Sachs Group, Inc., 5.75%, senior notes, due 10/1/16                                             96,477
            50,000    Goldman Sachs Group, Inc., 6.45%, subordinated notes, due 5/1/36                                        52,558
            50,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                                 48,911
            80,000    Jefferies Group, Inc., 6.25%, senior unsecured notes, due 1/15/36                                       77,694
            25,000    Merrill Lynch & Company, Inc., 6.05%, subordinated notes, due 5/16/16                                   25,961
                                                                                                                             481,863
Food - Confectionary - 0.2%
            80,000    Hershey Co., 5.45%, notes, due 9/1/16                                                                   80,842
Food - Retail - 0.1%
            60,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                       60,450
Foreign Government - 0.4%
           185,000    Quebec Province, 6.125%, unsecured notes, due 1/22/11                                                  192,328
Gas - Distribution - 0.7%
            60,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                            60,825
            30,000    Southern Union Co., 7.20%, junior subordinated notes, due 11/1/66 ***                                   30,289
           225,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                                 243,488
                                                                                                                             334,602
Independent Power Producer - 0.5%
           178,163    NRG Energy, Inc., 7.36688%, bank loan, due 2/1/13 ***                                                  179,090
            13,203    NRG Energy, Inc., 7.36688%, bank loan, due 2/1/13 ***                                                   13,256
            40,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          40,450
                                                                                                                             232,796
Investment Management and Advisory Services - 1.3%
           185,000    Ameriprise Financial, Inc., 7.5185%, junior subordinated notes, due 6/1/66 ***                         201,173
           185,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                    180,572
           120,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                   117,887
           150,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                   146,802
                                                                                                                             646,434
Life and Health Insurance - 0.5%
            80,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A) ss.                                                80,672
           160,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                      169,431
                                                                                                                             250,103
Medical - HMO - 0.3%
            90,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                           89,368
            65,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                           64,774
                                                                                                                             154,142
Multimedia - 0.1%
            50,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16 (144A)                                                   50,078
Mutual Insurance - 0.3%
           130,000    Liberty Mutual Group, 7.50%, bonds, due 8/15/36 (144A) ss.                                             144,594
Non-Hazardous Waste Disposal - 0.7%
           170,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                      167,875
           155,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                               166,047
                                                                                                                             333,922
Office Automation and Equipment - 0.4%
           180,000    Xerox Corp., 6.75%, senior unsecured notes, due 2/1/17                                                 183,150
Office Supplies and Forms - 0.1%
            55,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                        53,694
Oil Companies - Exploration and Production - 0.7%
            50,000    Anadarko Petroleum Corp., 6.45%, senior unsecured notes, due 9/15/36                                    51,826
           125,000    Kerr-McGee Corp., 6.875%, secured notes, due 9/15/11                                                   133,062
            47,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                             49,585
            35,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15                       34,563
            45,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22 ***                    54,900
            60,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                   58,221
                                                                                                                             382,157
Oil Companies - Integrated - 0.2%
            80,000    Marathon Oil Corp., 6.85%, notes, due 3/1/08                                                            81,319
Paper and Related Products - 0.2%
            10,554    Georgia Pacific Corporation, Inc., 7.36688%, bank loan, due 12/20/12 ***                                10,604
            11,456    Georgia Pacific Corporation, Inc., 7.36688%, bank loan, due 12/20/12 ***                                11,511
             5,728    Georgia Pacific Corporation, Inc., 7.37563%, bank loan, due 12/20/12 ***                                 5,755
            91,646    Georgia Pacific Corporation, Inc., 7.39%, bank loan, due 12/20/12 ***                                   92,087
                                                                                                                             119,957
Photo Equipment and Supplies - 0.1%
            26,521    Eastman Kodak Co., 0%, bank loan, due 10/18/12 ***                                                      26,543
            16,576    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12 ***                                                  16,590
             6,631    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12 ***                                                   6,636
            23,090    Eastman Kodak Co., 7.7569%, bank loan, due 10/18/12 ***                                                 23,109
                                                                                                                              72,878
Pipelines - 0.7%
           185,000    El Paso Corp., 7.625%, senior notes, due 9/1/08                                                        190,087
            50,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                  46,325
            75,000    ONEOK Partners, L.P., 6.15%, bonds, due 10/1/16                                                         76,230
            65,000    ONEOK Partners L.P., 6.65%, notes, due 10/1/36                                                          66,884
                                                                                                                             379,526
Property and Casualty Insurance - 0.7%
           215,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                                219,434
            55,000    Markel Corp., 7.35% senior notes, due 8/15/34                                                           59,399
            55,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                         58,792
                                                                                                                             337,625
Publishing - Periodicals - 0.1%
            45,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                     50,063
Reinsurance - 0.2%
           100,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                                96,576
Retail - Drug Store - 0.1%
            75,000    CVS Corp., 5.75%, senior unsecured notes, due 8/15/11                                                   76,150
Retail - Pet Food and Supplies - 0%
            15,000    PetCo Animal Supplies, Inc., 7.22%, bank loan, due 10/28/13 ***                                         15,075
Retail - Regional Department Stores - 0%
            21,835    Neiman Marcus Group, Inc., 7.64063%, bank loan, due 4/6/13 ***                                          21,997
Satellite Telecommunications - 0.3%
            50,000    INTELSAT Bermuda, Ltd., 6.50% notes, due 11/1/13                                                        41,250
           100,000    INTELSAT Bermuda, Ltd., 11.25%, senior notes, due 6/15/16 (144A)                                       108,875
                                                                                                                             150,125
Savings/Loan/Thrifts - 0.5%
            35,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                         34,318
           115,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                                  115,801
            95,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                 100,681
                                                                                                                             250,800
Schools - 0.4%
            37,007    Education Management LLC, 7.875%, bank loan, due 6/1/13 ***                                             37,227
            35,000    Education Management LLC, 8.75%, senior notes, due 6/1/14 (144A)                                        35,875
           120,000    Education Management LLC, 10.25%, senior subordinated notes, due 6/1/16 (144A)                         124,500
                                                                                                                             197,602
Special Purpose Entity - 1.3%
            55,000    ConocoPhillips Co., 5.95%, company guaranteed notes, due 10/15/36                                       56,640
           103,000    JPMorgan Chase Capital XX., 6.55%, junior subordinated notes, due 9/29/36                              106,648
           210,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                       219,146
           255,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A) ***                              267,373
                                                                                                                             649,807
Telecommunication Services - 0.5%
            65,000    Embarq Corp., 7.082%, notes, due 6/1/16                                                                 66,508
            40,000    West Corp., 9.50%, senior notes, due 10/15/14 (144A)                                                    39,900
           125,000    West Corp., 11%, senior subordinated notes, due 10/15/16 (144A)                                        125,313
                                                                                                                             231,721
Telephone - Integrated - 0.6%
           190,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           184,012
            45,000    Qwest Corp., 8.64%, senior notes, due 6/15/13 ***                                                       48,488
            75,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                            76,620
                                                                                                                             309,120
Transportation - Equipment and Leasing - 0.3%
           135,000    GATX Corp., 5.50%, senior notes, due 2/15/12                                                           134,919
Transportation - Railroad - 0.4%
            60,000    BNSF Funding Trust I, 6.613%, company guaranteed notes, due 12/15/55 ***                                61,020
           155,000    Kansas City Southern, 7.50% company guaranteed notes, due 6/15/09                                      156,744
                                                                                                                             217,764
Transportation - Services - 0.3%
            75,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                               75,481
            70,000    Ryder System, Inc., 5.85%, notes, due 11/1/16                                                           70,473
                                                                                                                             145,954
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $12,683,355)                                                                                  12,795,466
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.2%
Cable Television - 0.2%
    EUR     82,170    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)** (cost $104,499)                115,886
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 36.3%
U.S. Government Agencies - 36.3%
                      Fannie Mae:
    $      210,272     7.00%, due 9/1/14                                                                                     216,286
            52,180     6.50%, due 11/1/17                                                                                     53,295
           149,632     5.00%, due 11/1/18                                                                                    147,705
           119,921     4.50%, due 5/1/19                                                                                     116,136
           279,404     4.50%, due 5/1/19                                                                                     270,585
           265,766     4.50%, due 5/1/19                                                                                     257,377
           260,074     5.00%, due 8/1/19                                                                                     256,504
            53,958     5.50%, due 8/1/19                                                                                      54,076
           102,742     5.50%, due 9/1/19                                                                                     102,968
            33,795     5.50%, due 9/1/19                                                                                      33,889
            31,839     4.50%, due 4/1/20                                                                                      30,807
            32,648     4.50%, due 9/1/20                                                                                      31,589
           163,722     6.00%, due 10/1/21                                                                                    166,284
           350,811     5.50%, due 9/1/24                                                                                     349,757
           248,294     5.00%, due 5/1/25                                                                                     242,099
            52,387     7.00%, due 11/1/28                                                                                     54,293
            61,507     6.50%, due 2/1/31                                                                                      63,366
           135,795     7.00%, due 2/1/32                                                                                     140,736
           123,775     6.50%, due 5/1/32                                                                                     127,065
            53,317     6.50%, due 7/1/32                                                                                      54,619
           379,753     6.00%, due 10/1/32                                                                                    383,188
           538,437     5.50%, due 2/1/33                                                                                     533,690
            89,721     6.50%, due 3/1/33                                                                                      91,911
           270,829     5.00%, due 11/1/33                                                                                    262,138
           220,498     5.50%, due 11/1/33                                                                                    218,489
           650,586     5.00%, due 3/1/34                                                                                     629,708
            99,700     5.00%, due 4/1/34                                                                                      96,501
           266,246     5.00%, due 4/1/34                                                                                     257,549
           191,448     3.887%, due 5/1/34                                                                                    186,802
            90,599     5.00%, due 7/1/34                                                                                      87,639
           418,444     6.00%, due 7/1/34                                                                                     422,407
           147,404     6.50%, due 8/1/34                                                                                     151,097
            27,286     6.50%, due 9/1/34                                                                                      28,058
           378,751     5.50%, due 11/1/34                                                                                    374,954
           269,868     6.00%, due 1/1/35                                                                                     271,900
           132,916     5.50%, due 3/1/35                                                                                     131,427
           337,147     5.00%, due 5/1/35                                                                                     325,616
            74,743     5.00%, due 7/1/35                                                                                      72,187
           249,771     5.50%, due 7/1/35                                                                                     246,973
            74,779     6.00%, due 7/1/35                                                                                      75,260
           167,714     4.50%, due 9/1/35                                                                                     157,399
           109,393     5.00%, due 9/1/35                                                                                     105,652
           512,743     5.50%, due 9/1/35                                                                                     506,998
           208,365     6.00%, due 9/1/35                                                                                     210,025
           250,898     5.50%, 12/1/35                                                                                        248,036
            58,026     6.00%, due 12/1/35                                                                                     58,399
           143,108     5.50%, due 1/1/36                                                                                     141,505
           106,749     6.50%, due 1/1/36                                                                                     108,811
            21,854     7.00%, due 1/1/36                                                                                      22,490
            24,776     7.00%, due 1/1/36                                                                                      25,503
           114,528     5.00%, due 2/1/36                                                                                     110,611
           250,999     5.50%, due 2/1/36                                                                                     248,187
            29,924     5.00%, due 4/1/36                                                                                      28,890
           346,543     5.50%, due 4/1/36                                                                                     342,660
           323,895     5.00%, due 5/1/36                                                                                     312,817
            73,319     6.50%, due 6/1/36                                                                                      74,735
           104,495     5.50%, due 7/1/36                                                                                     103,281
            78,401     6.50%, due 7/1/36                                                                                      79,915
            74,464     6.00%, due 8/1/36                                                                                      74,925
           325,986     6.00%, due 8/1/36                                                                                     328,004
            81,578     6.00%, due 8/1/36                                                                                      82,083
           269,703     6.50%, due 8/1/36                                                                                     274,912
           125,235     6.50%, due 8/1/36                                                                                     127,654
           260,699     6.50%, due 8/1/36                                                                                     265,735
            16,969     6.50%, due 8/1/36                                                                                      17,297
           152,731     6.00%, due 9/1/36                                                                                     153,677
            51,605     6.50%, due 9/1/36                                                                                      52,602
                      Federal Home Loan Bank System:
           247,216     5.27%, due 12/28/12                                                                                   247,158
           179,240     5.50%, due 12/1/34                                                                                    177,581
           216,529     5.50%, due 12/1/34                                                                                    214,525
                      Freddie Mac:
            75,379     5.50%, due 1/1/16                                                                                      75,639
           114,221     5.50%, due 1/1/18                                                                                     114,558
           404,595     4.50%, due 2/1/18                                                                                     391,704
           218,841     5.00%, due 9/1/18                                                                                     215,921
           395,000     5.75%, due 12/15/18                                                                                   397,300
            83,236     4.00%, due 4/1/19                                                                                      78,864
            40,399     4.00%, due 5/1/19                                                                                      38,277
           180,773     5.00%, due 2/1/20                                                                                     177,970
            88,947     5.50%, due 2/1/21                                                                                      89,005
            24,552     5.00%, due 3/1/21                                                                                      24,165
           131,912     5.50%, due 11/1/33                                                                                    130,824
           106,807     6.00%, due 11/1/33                                                                                    107,766
           212,360     6.00%, due 2/1/34                                                                                     214,352
            87,714     5.00%, due 5/1/34                                                                                      84,908
           126,766     5.00%, due 5/1/34                                                                                     122,781
            21,494     6.50%, due 7/1/34                                                                                      22,019
            46,867     6.50%, due 7/1/34                                                                                      48,008
           390,635     5.50%, due 6/1/35                                                                                     387,020
            25,126     6.50%, due 6/1/35                                                                                      25,655
           466,229     5.00%, due 7/1/35                                                                                     450,674
           119,204     5.00%, due 9/1/35                                                                                     115,227
            77,331     5.50%, due 9/1/35                                                                                      76,527
           218,364     5.50%, due 9/1/35                                                                                     216,094
            74,768     5.50%, due 10/1/35                                                                                     74,017
            48,857     5.00%, due 6/1/36                                                                                      47,205
           170,000     5.00%, due 6/1/36                                                                                     164,328
           102,754     5.50%, due 8/1/36                                                                                     101,638
           163,018     6.50%, due 8/1/36                                                                                     166,217
            50,778     6.00%, due 9/1/36                                                                                      51,124
           261,061     5.00%, due 10/1/36                                                                                    252,235
                      Ginnie Mae:
            90,070     6.00%, due 2/15/33                                                                                     91,420
           318,140     6.00%, due 10/20/34                                                                                   321,795
           114,912     6.50%, due 2/20/35                                                                                    117,654
           345,928     5.50%, due 3/20/35                                                                                    343,494
           236,448     5.50%, due 5/20/35                                                                                    234,785
           434,336     5.00%, due 10/15/35                                                                                   423,683
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $18,714,006)                                                                       18,513,850
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Finance - Other Services - 0.2%
             2,225    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    117,925
REIT - Diversified - 0.3%
             6,075    iStar Financial, Inc., 7.875%                                                                          157,646
Savings/Loan/Thrifts - 0.3%
             5,455    Chevy Chase Bank FSB, 8.00%                                                                            147,285
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $424,713)                                                                                        422,856
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 15.7%
                      Fannie Mae:
    $    2,640,000     5.50%, due 3/15/11                                                                                  2,703,583
         1,030,000     5.25%, due 8/1/12                                                                                   1,037,401
           530,000     5.25%, due 9/15/16                                                                                    542,007
           220,000     6.625%, due 11/15/30                                                                                  265,480
           875,000    Federal Home Loan Bank System
                       5.625%, due 6/13/16                                                                                   903,476
                      Freddie Mac:
           338,000     4.875%, due 2/17/09                                                                                   338,158
         1,930,000     5.25%, due 5/21/09                                                                                  1,948,240
           300,000     5.50%, due 9/15/11                                                                                    307,977
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $7,939,764)                                                                           8,046,322
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 11.9%
           880,000     5.125%, due 6/30/08#                                                                                  885,226
           112,000     4.50%, due 2/15/09#                                                                                   111,619
           130,000     4.875%, due 8/15/09#                                                                                  130,843
           740,000     5.125%, due 6/30/11#                                                                                  756,737
           130,000     4.625%, due 8/31/11                                                                                   130,284
           656,000     5.125%, due 5/15/16#                                                                                  681,932
           175,000     4.875%, due 8/15/16#                                                                                  178,637
           320,000     8.875%, due 8/15/17#                                                                                  432,925
           400,000     8.875%, due 2/15/19#                                                                                  552,969
           366,000     7.25%, due 8/15/22                                                                                    464,219
           651,000     6.25%, due 8/15/23#                                                                                   757,601
           183,000     5.25%, due 2/15/29#                                                                                   194,409
           447,000     6.25%, due 5/15/30#                                                                                   539,753
           222,000     5.375%, due 2/15/31#                                                                                  241,026
            35,000     4.50%, due 2/15/36#                                                                                    33,780
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $6,050,649)                                                                          6,091,960
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.7%
           170,500    Janus Institutional Cash Reserves Fund, 5.21%                                                          170,500
           721,068    Janus Money Market Fund, 5.25%                                                                         721,068
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $891,568)                                                                                          891,568
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.4%
         4,306,134    State Street Navigator Securities Lending
                       Prime Portfolio+ (cost $4,306,134)                                                                  4,306,134

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $51,114,688) - 100%                                                                    $    51,184,042
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Belgium                                $    115,886                 0.2%
Bermuda                                      41,250                 0.1
Canada                                      433,162                 0.9
Cayman Islands                              402,134                 0.8
France                                      106,583                 0.2
India                                       190,461                 0.3
Netherlands                                 172,019                 0.3
Qatar                                        58,221                 0.1
Spain                                        76,620                 0.1
United States++                          49,587,706                97.0
                                       ------------               -----
Total                                  $ 51,184,042               100.0%
                                       ============               =====

++ Includes Short-Term Securities and Other Securities (86.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open at October 31, 2006)

                                       Currency  Currency Value      Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/11/07                             87,000     $   111,432     $      (507)
--------------------------------------------------------------------------------
Total                                               $   111,432     $      (507)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

REIT              Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

***               Rate is subject to change. Rate shown reflects current rate.

## Security is a defaulted security in Janus Adviser Flexible Bond Fund with accrued interest in the amount $160 that was written off December 10, 2001.

# Loaned security; a portion or all of the security is on loan as of October 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

^ Schedule of Fair Valued Securities
as of October 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                Value as a % of
Janus Adviser Flexible Bond Fund                                                Value        Investment Securities
---------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                  $ --              0.0%
---------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2006)

                                                                                                                      Value as a %
                                                                       Acquisition        Acquisition                 of Investment
                                                                           Date               Cost          Value      Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                              5/21/03           $  81,929       $ 80,672      0.2%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)^        3/6/00                  345             --      0.0%
Liberty Mutual Group, 7.50%
   bonds, due 8/15/36 (144A)                                          8/10/06-9/12/06         130,434        144,594      0.3%
NXP BV, 7.875%
   secured notes, due 10/15/14 (144A)                                     10/5/06              85,000         86,275      0.2%
NXP BV, 9.50%
   senior notes, due 10/15/15 (144A)                                      10/5/06              85,000         85,744      0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            $ 382,708       $397,285      0.8%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                   $471,108
--------------------------------------------------------------------------------

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Agricultural Chemicals - 8.2%
           583,295    Monsanto Co.                                                                                   $    25,793,305
           589,035    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)#                                             73,570,472
           460,038    Syngenta A.G.*                                                                                      74,290,931
                                                                                                                         173,654,708
Agricultural Operations - 2.2%
           415,085    Archer-Daniels-Midland Co.                                                                          15,980,773
           486,435    Bunge, Ltd.#                                                                                        31,185,347
                                                                                                                          47,166,120
Casino Hotels - 9.6%
         1,163,620    Harrah's Entertainment, Inc.                                                                        86,491,875
         1,495,135    Las Vegas Sands Corp.*                                                                             113,929,286
                                                                                                                         200,421,161
Coal - 1.4%
           712,435    Peabody Energy Corp.                                                                                29,900,897
Computers - 5.5%
           581,765    Apple Computer, Inc.*                                                                               47,169,506
           586,815    Research In Motion, Ltd. (U.S. Shares)*                                                             68,939,026
                                                                                                                         116,108,532
Cosmetics and Toiletries - 3.5%
         1,164,760    Procter & Gamble Co.                                                                                73,834,136
Diversified Minerals - 2.4%
           554,765    BHP Billiton, Ltd. (ADR)#                                                                           23,616,346
         1,097,900    Companhia Vale do Rio Doce (ADR)#                                                                   27,930,576
                                                                                                                          51,546,922
Electric - Integrated - 0.8%
           275,605    TXU Corp.                                                                                           17,398,944
Entertainment Software - 3.6%
         1,430,990    Electronic Arts, Inc.*                                                                              75,685,061
Finance - Investment Bankers/Brokers - 7.0%
           125,890    Bear Stearns Companies, Inc.                                                                        19,053,452
           412,815    Goldman Sachs Group, Inc.                                                                           78,348,158
           294,700    Lehman Brothers Holdings, Inc.                                                                      22,939,448
           328,890    Merrill Lynch & Company, Inc.                                                                       28,751,564
                                                                                                                         149,092,622
Food - Retail - 1.4%
           447,600    Whole Foods Market, Inc.                                                                            28,574,784
Machinery - Farm - 1.0%
           256,650    Deere & Co.                                                                                         21,848,615
Medical - Biomedical and Genetic - 7.7%
         1,769,175    Celgene Corp.*                                                                                      94,544,712
           823,225    Genentech, Inc.*,#                                                                                  68,574,643
                                                                                                                         163,119,355
Medical - Drugs - 1.3%
           161,088    Roche Holding A.G.                                                                                  28,189,267
Medical Instruments - 2.8%
           599,575    Intuitive Surgical, Inc.*                                                                           59,465,849
Oil Companies - Exploration and Production - 4.0%
           801,380    Apache Corp.                                                                                        52,346,142
           477,723    EOG Resources, Inc.                                                                                 31,782,911
                                                                                                                          84,129,053
Oil Companies - Integrated - 9.1%
         1,596,590    ConocoPhillips                                                                                      96,178,581
           896,935    Hess Corp.#                                                                                         38,030,044
         1,231,015    Occidental Petroleum Corp.                                                                          57,783,844
                                                                                                                         191,992,469
Oil Refining and Marketing - 1.4%
           553,520    Valero Energy Corp.                                                                                 28,965,702
Optical Supplies - 2.3%
           450,525    Alcon, Inc. (U.S. Shares)                                                                           47,791,692
Retail - Apparel and Shoe - 1.9%
           338,735    Industria de Diseno Textil S.A.                                                                     16,195,088
           500,000    Under Armour, Inc. - Class A*,#                                                                     23,175,000
                                                                                                                          39,370,088
Retail - Building Products - 1.5%
         1,039,785    Lowe's Companies, Inc.                                                                              31,339,120
Retail - Restaurants - 0.7%
           418,860    Starbucks Corp.*                                                                                    15,811,965
Soap and Cleaning Preparations - 1.3%
           640,330    Reckitt Benckiser PLC                                                                               27,861,678
Super-Regional Banks - 4.8%
         2,825,060    Wells Fargo & Co.                                                                                  102,521,427
Therapeutics - 4.3%
           598,289    Amylin Pharmaceuticals, Inc.*                                                                       26,300,784
           947,020    Gilead Sciences, Inc.*                                                                              65,249,678
                                                                                                                          91,550,462
Web Portals/Internet Service Providers - 4.6%
           206,230    Google, Inc. - Class A*                                                                             98,245,910
Wireless Equipment - 1.4%
           823,605    QUALCOMM, Inc.                                                                                      29,970,986
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,624,812,935)                                                                               2,025,557,525
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.7%
        29,793,168    Janus Institutional Cash Reserves Fund, 5.21%                                                       29,793,168
         5,851,144    Janus Money Market Fund, 5.25%                                                                       5,851,144
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $35,644,312)                                                                                    35,644,312
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.6%
        55,365,113    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $55,365,113)                                                                55,365,113
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,715,822,360) - 100%                                                                 $ 2,116,566,950
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Australia                            $   23,616,346                 1.1%
Bermuda                                  31,185,347                 1.4
Brazil                                   27,930,576                 1.3
Canada                                  142,509,498                 6.8
Spain                                    16,195,088                 0.8
Switzerland                             150,271,890                 7.1
United Kingdom                           27,861,678                 1.3
United States++                       1,696,996,527                80.2
                                     --------------               -----
Total                                $2,116,566,950               100.0%
                                     ==============               =====

++ Includes Short-Term Securities and Other Securities (75.9% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of October 31, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.8%
Advertising Sales - 0.8%
            23,635    Clear Channel Outdoor Holdings, Inc.*                                                          $       580,239
Aerospace and Defense - 2.0%
            17,880    Boeing Co.                                                                                           1,427,897
Agricultural Operations - 1.0%
            18,155    Archer-Daniels-Midland Co.                                                                             698,968
Casino Hotels - 1.9%
            19,040    Harrah's Entertainment, Inc.                                                                         1,415,243
Coal - 0.3%
             4,925    Peabody Energy Corp.                                                                                   206,702
Commercial Banks - 2.2%
            46,025    Commerce Bancorp, Inc.                                                                               1,607,193
Computers - 2.1%
            11,820    Apple Computer, Inc.*                                                                                  958,365
            24,950    Dell, Inc.*,                                                                                           607,034
                                                                                                                           1,565,399
Computers - Memory Devices - 2.5%
           146,590    EMC Corp.*                                                                                           1,795,728
Cosmetics and Toiletries - 2.3%
            26,685    Procter & Gamble Co.                                                                                 1,691,562
Diversified Operations - 4.1%
            85,334    General Electric Co.                                                                                 2,996,077
E-Commerce/Products - 0.8%
            16,240    Amazon.com, Inc.*                                                                                      618,582
Electronic Components - Semiconductors - 5.9%
            80,875    Advanced Micro Devices, Inc.*                                                                        1,720,211
             1,208    Samsung Electronics Company, Ltd.                                                                      783,325
            38,910    Spansion, Inc. - Class A*                                                                              554,857
            42,345    Texas Instruments, Inc.                                                                              1,277,972
                                                                                                                           4,336,365
Electronic Forms - 2.0%
            37,885    Adobe Systems, Inc.*                                                                                 1,449,101
Enterprise Software/Services - 2.8%
            74,380    Oracle Corp.*                                                                                        1,373,798
            14,190    SAP A.G. (ADR)**                                                                                       704,392
                                                                                                                           2,078,190
Entertainment Software - 1.2%
            16,675    Electronic Arts, Inc.*                                                                                 881,941
Finance - Credit Card - 1.2%
            15,140    American Express Co.                                                                                   875,243
Finance - Investment Bankers/Brokers - 11.6%
            51,666    Citigroup, Inc.                                                                                      2,591,567
            63,705    JP Morgan Chase & Co.                                                                                3,022,164
            32,610    Merrill Lynch & Company, Inc.                                                                        2,850,766
                                                                                                                           8,464,497
Finance - Mortgage Loan Banker - 2.5%
            31,360    Fannie Mae                                                                                           1,858,394
Food - Canned - 0.5%
            15,670    TreeHouse Foods, Inc.*                                                                                 397,391
Food - Dairy Products - 0.9%
            15,440    Dean Foods Co.*                                                                                        646,782
Food - Retail - 1.3%
            14,975    Whole Foods Market, Inc.                                                                               956,004
Hotels and Motels - 0.5%
             6,220    Four Seasons Hotels, Inc.                                                                              398,951
Industrial Automation and Robotics - 1.3%
            15,020    Rockwell Automation, Inc.                                                                              931,240
Medical - Biomedical and Genetic - 1.7%
            23,445    Celgene Corp.*                                                                                       1,252,901
Medical - Drugs - 7.3%
            49,170    Merck & Company, Inc.                                                                                2,233,302
            12,023    Roche Holding A.G.                                                                                   2,103,940
            11,448    Sanofi-Aventis**                                                                                       973,104
                                                                                                                           5,310,346
Medical - HMO - 2.2%
            33,705    Coventry Health Care, Inc.*                                                                          1,582,450
Oil - Field Services - 0.9%
            19,365    Halliburton Co.                                                                                        626,458
Oil and Gas Drilling - 0.6%
             6,045    Transocean, Inc. (U.S. Shares)*                                                                        438,504
Oil Companies - Exploration and Production - 3.2%
            13,010    Apache Corp.                                                                                           849,813
            21,955    EnCana Corp. (U.S. Shares)                                                                           1,042,643
             6,535    EOG Resources, Inc.                                                                                    434,774
                                                                                                                           2,327,230
Oil Companies - Integrated - 9.0%
            10,340    ConocoPhillips                                                                                         622,882
            20,880    Exxon Mobil Corp.                                                                                    1,491,250
            41,230    Hess Corp.                                                                                           1,748,152
             9,130    Marathon Oil Corp.                                                                                     788,832
            25,036    Suncor Energy, Inc.                                                                                  1,922,930
                                                                                                                           6,574,046
Oil Refining and Marketing - 2.2%
            30,868    Valero Energy Corp.                                                                                  1,615,322
Retail - Consumer Electronics - 1.3%
            17,640    Best Buy Company, Inc.                                                                                 974,610
Retail - Drug Store - 2.1%
            48,735    CVS Corp.                                                                                            1,529,304
Retail - Jewelry - 1.4%
            28,285    Tiffany & Co.                                                                                        1,010,340
Retail - Regional Department Stores - 2.6%
            42,665    Federated Department Stores, Inc.                                                                    1,873,420
Steel - Producers - 1.4%
            93,791    Tata Steel, Ltd.                                                                                     1,021,537
Telecommunication Equipment - Fiber Optics - 0.8%
            30,035    Corning, Inc.*                                                                                         613,615
Therapeutics - 0.8%
             6,955    Gilead Sciences, Inc.*                                                                                 479,200
             8,835    Neurocrine Biosciences, Inc.*                                                                          102,044
                                                                                                                             581,244
Transportation - Railroad - 3.4%
            26,645    Canadian National Railway Co. (U.S. Shares)                                                          1,269,368
            13,180    Union Pacific Corp.                                                                                  1,194,503
                                                                                                                           2,463,871
Web Portals/Internet Service Providers - 2.7%
            75,195    Yahoo!, Inc.*                                                                                        1,980,636
Wireless Equipment - 0.5%
            17,410    Nokia Oyj (ADR)**                                                                                      346,111
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $59,468,414)                                                                                     69,999,634
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.2%
           930,747    Janus Institutional Cash Reserves Fund, 5.21%                                                          930,747
         2,170,956    Janus Money Market Fund, 5.25%                                                                       2,170,956
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,101,703)                                                                                      3,101,703

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $62,570,117) - 100%                                                                    $    73,101,337
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Canada                                    4,633,892                 6.3%
Cayman Islands                              438,504                 0.6%
Finland                                     346,111                 0.5%
France                                      973,104                 1.3%
Germany                                     704,392                 1.0%
India                                     1,021,537                 1.4%
South Korea                                 783,325                 1.1%
Switzerland                               2,103,940                 2.9%
United States++                          62,096,532                84.9%
                                       ------------               -----
   Total                               $ 73,101,337               100.0%
                                       ============               =====

++    Includes Short-Term Securities (80.7% excluding Short-Term Securities)

Foreign Currency Contracts
open at October 31, 2006
                                       Currency  Currency Value      Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/11/07                            355,000     $   454,692     $    (2,067)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                              $2,023,607

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.2%
Advertising Sales - 1.0%
            57,500    Lamar Advertising Co.*                                                                         $     3,316,600
Aerospace and Defense - 1.5%
            57,995    Boeing Co.                                                                                           4,631,481
Agricultural Operations - 0.4%
            30,855    Archer-Daniels-Midland Co.                                                                           1,187,918
Building - Residential and Commercial - 0.5%
             2,675    NVR, Inc.*,#                                                                                         1,502,013
Casino Hotels - 1.7%
            64,885    Boyd Gaming Corp.#                                                                                   2,561,011
            39,800    Harrah's Entertainment, Inc.                                                                         2,958,334
                                                                                                                           5,519,345
Coal - 0.2%
            15,950    Peabody Energy Corp.#                                                                                  669,422
Commercial Banks - 1.1%
           100,855    Commerce Bancorp, Inc.#                                                                              3,521,857
Computers - 2.1%
            25,900    Apple Computer, Inc.*                                                                                2,099,972
           183,165    Dell, Inc.*                                                                                          4,456,404
                                                                                                                           6,556,376
Computers - Memory Devices - 3.0%
           623,655    EMC Corp.*                                                                                           7,639,773
            39,035    SanDisk Corp.*,#                                                                                     1,877,584
                                                                                                                           9,517,357
Cosmetics and Toiletries - 2.3%
           116,420    Procter & Gamble Co.                                                                                 7,379,864
Dental Supplies and Equipment - 0.6%
           130,770    Align Technology, Inc.*                                                                              1,812,472
Diversified Operations - 4.1%
           305,277    General Electric Co.                                                                                10,718,276
           965,000    Melco International Development, Ltd.                                                                2,364,977
                                                                                                                          13,083,253
E-Commerce/Products - 0.7%
            56,805    Amazon.com, Inc.*,#                                                                                  2,163,702
Electronic Components - Semiconductors - 9.5%
           503,120    Advanced Micro Devices, Inc.*                                                                       10,701,362
           118,399    NVIDIA Corp.*                                                                                        4,128,573
             5,085    Samsung Electronics Company, Ltd.                                                                    3,297,357
            18,021    Samsung Electronics Company, Ltd. (GDR)                                                              5,843,309
           174,840    Spansion, Inc. - Class A*,#                                                                          2,493,218
           131,610    Texas Instruments, Inc.                                                                              3,971,990
                                                                                                                          30,435,809
Electronic Forms - 0.5%
            37,775    Adobe Systems, Inc.*                                                                                 1,444,894
Entertainment Software - 1.3%
            76,065    Electronic Arts, Inc.*                                                                               4,023,078
Finance - Investment Bankers/Brokers - 4.3%
           149,835    Citigroup, Inc.                                                                                      7,515,724
           135,485    JP Morgan Chase & Co.                                                                                6,427,408
                                                                                                                          13,943,132
Finance - Mortgage Loan Banker - 2.0%
           108,100    Fannie Mae                                                                                           6,406,006
Food - Canned - 0.4%
            46,713    TreeHouse Foods, Inc.*                                                                               1,184,642
Food - Dairy Products - 0.7%
            51,375    Dean Foods Co.*,#                                                                                    2,152,099
Hotels and Motels - 0.7%
            34,800    Four Seasons Hotels, Inc.                                                                            2,232,072
Industrial Automation and Robotics - 1.6%
            83,270    Rockwell Automation, Inc.                                                                            5,162,740
Investment Companies - 0.9%
           131,482    KKR Private Equity Investors L.P. (U.S. Shares) (144A)*,**                                           2,859,734
Medical - Biomedical and Genetic - 0.7%
            39,510    Celgene Corp.*                                                                                       2,111,414
Medical - Drugs - 4.0%
            43,389    Roche Holding A.G.**                                                                                 7,592,770
            59,024    Sanofi-Aventis**,#                                                                                   5,017,164
                                                                                                                          12,609,934
Medical - HMO - 1.2%
            80,490    Coventry Health Care, Inc.*                                                                          3,779,006
Oil - Field Services - 1.3%
           127,535    Halliburton Co.                                                                                      4,125,757
Oil Companies - Exploration and Production - 3.3%
            22,785    Apache Corp.                                                                                         1,488,316
           157,284    EnCana Corp. (U.S. Shares)                                                                           7,469,417
            22,335    EOG Resources, Inc.                                                                                  1,485,948
                                                                                                                          10,443,681
Oil Companies - Integrated - 7.5%
            97,195    Exxon Mobil Corp.                                                                                    6,941,667
           107,550    Hess Corp.                                                                                           4,560,120
            91,724    Petro-Canada                                                                                         3,910,900
           114,856    Suncor Energy, Inc.                                                                                  8,821,701
                                                                                                                          24,234,388
Oil Refining and Marketing - 1.3%
            77,000    Valero Energy Corp.                                                                                  4,029,410
Optical Supplies - 0.3%
             9,555    Alcon, Inc. (U.S. Shares)**                                                                          1,013,594
Retail - Apparel and Shoe - 0.9%
            59,370    Nordstrom, Inc.                                                                                      2,811,170
Retail - Consumer Electronics - 1.3%
            72,325    Best Buy Company, Inc.                                                                               3,995,956
Retail - Drug Store - 1.8%
           182,615    CVS Corp.                                                                                            5,730,459
Retail - Jewelry - 1.2%
           108,880    Tiffany & Co.#                                                                                       3,889,194
Retail - Pet Food and Supplies - 1.0%
           108,565    PETsMART, Inc.                                                                                       3,124,501
Shipbuilding - 1.0%
            95,130    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                               3,059,102
Steel - Producers - 1.3%
           391,472    Tata Steel, Ltd.                                                                                     4,263,767
Super-Regional Banks - 1.4%
           135,117    U.S. Bancorp                                                                                         4,572,359
Telecommunication Services - 1.1%
           284,109    Bharti Tele-Ventures, Ltd.*                                                                          3,345,205
Television - 1.6%
           485,994    British Sky Broadcasting Group PLC                                                                   5,029,314
Therapeutics - 0.8%
            49,060    Amylin Pharmaceuticals, Inc.*                                                                        2,156,677
            34,665    Neurocrine Biosciences, Inc.*,#                                                                        400,381
                                                                                                                           2,557,058
Tobacco - 0.9%
            36,235    Altria Group, Inc.                                                                                   2,946,993
Toys - 1.3%
           161,495    Marvel Entertainment, Inc.*,#                                                                        4,093,898
Transportation - Railroad - 1.1%
            71,450    Canadian National Railway Co. (U.S. Shares)                                                          3,403,878
Transportation - Services - 0.9%
            37,775    United Parcel Service, Inc. - Class B                                                                2,846,346
Web Portals/Internet Service Providers - 2.6%
           319,125    Yahoo!, Inc.*                                                                                        8,405,753
Wireless Equipment - 1.3%
           128,690    Nokia Oyj (ADR)**                                                                                    2,558,357
            41,195    QUALCOMM, Inc.                                                                                       1,499,086
                                                                                                                           4,057,443
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $215,367,212)                                                                                   261,185,446
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Electronic Components - Semiconductors - 0.2%
             1,361    Samsung Electronics Company, Ltd.                                                                      660,098
Oil Companies - Integrated - 0.9%
            26,750    Amerada Hess Corp., convertible, 7.00%#                                                              2,784,140
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,071,128)                                                                                    3,444,238
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 5.4%
Finance - Investment Bankers/Brokers - 5.4%
           129,710    Allegro Investment Corporation S.A., convertible, (Corning, Inc.), 20.10% (144A)**,ss.               2,616,848
            23,690    Deutsche Bank A.G., convertible (Suncor Energy, Inc.), 20.53% (144A) ss.                             1,956,320
            23,465    Goldman Sachs Group, Inc., convertible, (Amazon.com, Inc., Amylin Pharmaceuticals,
                      Inc., Apple Computer, Inc.), 40.00% (144A) ss.                                                       2,377,708
            23,435    Goldman Sachs Group, Inc., convertible, (Best Buy Company, Inc., Dell, Inc., Google,
                      Inc.), 33.00% (144A) ss.                                                                             2,166,331
            19,955    Goldman Sachs Group, Inc., convertible, (BTU International, Inc., Celgene Corp.,
                      NVIDIA Corp.), 46.75% (144A) ss.                                                                     1,950,362
           113,790    Goldman Sachs Group, Inc., convertible, (NVIDIA Corp.), 24.20% (144A) ss.                            2,675,090
            39,315    Merrill Lynch & Company, Inc., convertible, (Valero Energy Corp.), 16.55% (144A) ss.                 2,094,703

            36,045    Morgan Stanley Co., convertible, (Neurocrine Biosciences, Inc.), 10.60% (144A) ss.                     405,506
           192,145    Morgan Stanley Co., convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A) ss.                     757,051
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $19,002,718)                                                                   16,999,919
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.3%
         6,519,070    Janus Institutional Cash Reserves Fund, 5.21%                                                        6,519,070
         7,054,281    Janus Money Market Fund, 5.25%                                                                       7,054,281
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $13,573,351)                                                                                    13,573,351
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.0%
        22,113,230    State Street Navigator Securities Lending
                       Prime Portfolio+ (cost $22,113,230)                                                                22,113,230

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $272,127,639) - 100%                                                                   $   317,316,184
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Canada                                 $ 25,837,968                 8.1%
Finland                                   2,558,357                 0.8
France                                    5,017,164                 1.6
Hong Kong                                 2,364,977                 0.7
India                                     7,608,972                 2.4
Luxembourg                                2,616,848                 0.8
Netherlands                               2,859,734                 0.9
South Korea                              12,859,866                 4.1
Switzerland                               8,606,364                 2.7
United Kingdom                            6,985,634                 2.2
United States++                         240,000,300                75.7
                                       ------------               -----
Total                                  $317,316,184               100.0%
                                       ============               =====

++ Includes Short-Term Securities and Other Securities (64.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
(open at October 31, 2006)

                                       Currency  Currency Value      Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/11/07                          1,175,000     $ 1,504,968     $    (6,843)
Euro 3/15/07                            200,000         256,854          (4,144)
Swiss Franc 1/11/07                   1,060,000         858,479          12,158
Swiss Franc 3/14/07                   1,325,000       1,079,114           4,598
--------------------------------------------------------------------------------
Total                                               $ 3,699,415     $     5,769
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of October 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss.   Schedule of Restricted and Illiquid Securities (as of October 31, 2006)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Value as a %
                                                                       Acquisition     Acquisition                    of Investment
                                                                           Date            Cost           Value        Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund
Allegro Investment Corporation S.A
   convertible, (Corning, Inc.), 20.10% (144A)                           8/7/06        $ 2,391,036       $ 2,616,848       0.8%
Deutsche Bank A.G
   convertible (Suncor Energy, Inc.), 20.53% (144A)                     8/11/06          1,994,857       $ 1,956,320       0.6%
Goldman Sachs Group, Inc.
   convertible, (Amazon.com, Inc., Amylin Pharmaceuticals, Inc.
   Apple Computer, Inc.), 40.00% (144A)                                 5/11/06          2,346,500       $ 2,377,708       0.8%
Goldman Sachs Group, Inc.
   convertible, (Best Buy Company, Inc., Dell, Inc.
   Google, Inc.), 33.00% (144A)                                          5/8/06          2,343,500       $ 2,166,331       0.7%
Goldman Sachs Group, Inc.
   convertible, (BTU International, Inc., Celgene Corp.
   NVIDIA Corp.), 46.75% (144A)                                         8/16/06          1,995,500       $ 1,950,362       0.6%
Goldman Sachs Group, Inc.
   convertible, (NVIDIA Corp.), 24.20% (144A)                           7/27/06          2,374,797         2,675,090       0.9%
Merrill Lynch & Company, Inc.
   convertible, (Valero Energy Corp.), 16.55% (144A)                    1/23/06          2,400,181         2,094,703       0.7%
Morgan Stanley Co.
   convertible, (Neurocrine Biosciences, Inc.), 10.60% (144A)           5/10/06          1,955,441           405,506       0.1%
Morgan Stanley Co.
   convertible, (Sirius Satellite Radio, Inc.), 14.00% (144A)           1/11/06          1,200,906           757,051       0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       $19,002,718       $16,999,919       5.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                              $17,705,334
--------------------------------------------------------------------------------

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 77.2%
Advertising Sales - 0.4%
   $        11,000    Lamar Advertising Co., 2.875%, senior notes, due 12/31/10#                                          $   13,585
Advertising Services - 1.0%
            23,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                        21,648
             7,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                         6,589
            10,000    R.H. Donnelley Corp., 8.875%, senior notes, due 1/15/16                                                 10,313
                                                                                                                              38,550
Aerospace and Defense - Equipment - 0.2%
             7,000    DRS Technologies, Inc., 6.875%, senior subordinated notes, due 11/1/13                                   7,000
Agricultural Chemicals - 0.2%
             7,000    IMC Global, Inc.- Series B, 10.875%, company guaranteed notes, due 6/1/08                                7,551
Airlines - 0.5%
             7,000    AMR Corp., 9.00%, debentures, due 8/1/12#                                                                7,350
             8,000    AMR Corp., 4.50%, company guaranteed notes, due 2/15/24                                                 11,690
                                                                                                                              19,040
Apparel Manufacturers - 1.0%
             5,000    Levi Strauss & Co., 10.12163%, senior unsubordinated notes, due 4/1/12*                                  5,156
            13,000    Levi Strauss & Co., 9.75%, senior notes, due 1/15/15#                                                   13,780
            18,000    Levi Strauss & Co., 8.875%, senior notes, due 4/1/16                                                    18,495
                                                                                                                              37,431
Athletic Equipment - 0.1%
             5,000    Riddell Bell Holdings, Inc., 8.375%, company guaranteed notes, due 10/1/12                               4,950
Automotive - Cars and Light Trucks - 2.0%
             8,000    Ford Capital B.V., 9.50%, debentures, due 6/1/10                                                         7,800
            25,000    Ford Motor Co., 7.45%, notes, due 7/16/31                                                               19,594
            33,000    General Motors Corp., 7.125%, senior notes, due 7/15/13                                                 29,534
            19,000    General Motors Corp., 8.375%, debentures, due 7/15/33#                                                  16,910
                                                                                                                              73,838
Automotive - Truck Parts and Equipment - Original - 1.1%
            14,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                             13,580
            21,000    Lear Corp., 8.11%, company guaranteed notes, due 5/15/09#                                               21,289
             4,000    TRW Automotive, Inc., 9.375%, senior notes, due 2/15/13                                                  4,285
                                                                                                                              39,154
Broadcast Services and Programming - 0.1%
             5,000    Gray Television, Inc., 9.25% company guaranteed notes, due 12/15/11#                                     5,231
Building - Heavy Construction - 0.4%
            13,000    Ahern Rentals, Inc., 9.25%, company guaranteed notes, due 8/15/13                                       13,358
Building - Maintenance and Service - 0.2%
             8,000    HydroChem Industrial Services, Inc., 9.25%, senior subordinated notes, due 2/15/13 (144A)ss.             7,940
Building - Residential and Commercial - 0.9%
             8,000    Beazer Homes USA, Inc., 6.875%, company guaranteed notes, due 7/15/15                                    7,520
             6,000    K. Hovnanian Enterprises, Inc., 6.50% company guaranteed notes, due 1/15/14                              5,663
             3,000    K. Hovnanian Enterprises, Inc., 7.50%, company guaranteed notes, due 5/15/16#                            2,910
             8,000    K. Hovnanian Enterprises, Inc., 8.625% senior notes, due 1/15/17#                                        8,250
             8,000    William Lyon Homes, Inc., 10.75%, company guaranteed notes, due 4/1/13                                   7,440
                                                                                                                              31,783
Building and Construction Products - Miscellaneous - 0.5%
             5,000    Nortek, Inc., 8.50%, senior subordinated notes, due 9/1/14                                               4,775
             4,000    NTK Holdings, Inc., 0%, senior discount notes, due 3/1/14*,#                                             2,740
            15,000    Ply Gem Industries, Inc., 9.00%, senior subordinated notes, due 2/15/12#                                12,525
                                                                                                                              20,040
Building Products - Air and Heating - 0.2%
             8,000    Goodman Global Holdings, Inc., 7.875%, senior subordinated notes, due 12/15/12#                          7,680
Cable Television - 2.0%

             4,000    Cablevision Systems Corp., 8.00%, senior notes, due 4/15/12*                                             3,885
            31,000    CCH I LLC, 11.00%, secured notes, due 10/1/15                                                           29,875
            27,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                           27,540
             6,000    CSC Holdings, Inc., 7.25% senior notes, due 4/15/12 (144A)*                                              5,918
                                                                                                                              67,218
Casino Hotels - 2.2%
             2,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10                                  2,020
             4,000    Mandalay Resort Group, 10.25%, senior subordinated notes, due 8/1/07                                     4,115
             6,000    MGM Mirage, Inc., 9.75%, company guaranteed notes, due 6/1/07                                            6,120
             9,000    MGM Mirage, Inc., 8.375%, company guaranteed notes, due 2/1/11#                                          9,349
             7,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                      7,350
             4,000    Park Place Entertainment Corp., 9.375%, senior subordinated notes, due 2/15/07                           4,030
             2,000    Poster Financial Group, Inc., 8.75%, secured notes, due 12/1/11                                          2,085
            44,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15#                                    43,064
             4,000    Turning Stone Casino Resort, 9.125%, senior notes, due 9/15/14 (144A)                                    4,070
                                                                                                                              82,203
Casino Services - 1.1%
            29,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12*                                29,435
            14,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13*                                   9,590
                                                                                                                              39,025
Cellular Telecommunications - 2.2%
            27,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13#                                      28,012
            10,000    Centennial Communications Corp., 10.125%, company guaranteed notes, due 6/15/13                         10,725
            16,000    Cricket Communications, Inc., 9.375%, senior notes, due 11/1/14 (144A)#,ss.                             16,320
             4,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                        4,320
             6,000    Dobson Communications Corp., 9.62375%, senior notes, due 10/15/12*,#                                     6,090
             8,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13#                                          8,000
             8,000    Rogers Wireless Communications, Inc., 8.515%, secured notes, due 12/15/10*                               8,170
                                                                                                                              81,637
Chemicals - Diversified - 1.8%
            18,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                    18,473
             6,000    Lyondell Chemical Co., 9.50%, company guaranteed notes, due 12/15/08                                     6,158
            26,000    Lyondell Chemical Co., 11.125%, secured notes, due 7/15/12#                                             28,144
             6,000    Lyondell Chemical Co., 8.00%, company guaranteed notes, due 9/15/14                                      6,135
             8,000    Lyondell Chemical Co., 8.25%, company guaranteed notes, due 9/15/16                                      8,240
                                                                                                                              67,150
Chemicals - Other - 0.3%
            12,000    Innophos, Inc., company guaranteed notes, due 8/15/14                                                   11,970
Chemicals - Plastics - 0.6%
             8,000    PolyOne Corp., 10.625%, company guaranteed notes, due 5/15/10                                            8,580
            13,000    PolyOne Corp., 8.875%, senior notes, due 5/1/12#                                                        13,195
                                                                                                                              21,775
Chemicals - Specialty - 0.6%
             8,000    Chemtura Corp., 6.875%, company guaranteed notes, due 6/1/16                                             7,820
             6,000    MacDermid, Inc., 9.125%, company guaranteed notes, due 7/15/11                                           6,270
             7,000    Nalco Co., 7.75%, senior notes, due 11/15/11#                                                            7,123
                                                                                                                              21,213
Commercial Services - Finance - 0.6%
            20,000    iPayment, Inc., 9.75%, senior subordinated notes, due 5/15/14 (144A)                                    20,550
Computer Services - 0.7%
             3,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                                3,113
            20,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15                               20,950
                                                                                                                              24,063
Consumer Products - Miscellaneous - 1.5%
             7,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                      6,615
            13,000    Jarden Corp., 9.75%, company guaranteed notes, due 5/1/12                                               13,748
             9,000    Visant Holding Corp., 0%, senior discount notes, due 12/1/13*,#                                          7,605
            27,000    Visant Holding Corp.,8.75%, senior notes, due 12/1/13                                                   27,675
                                                                                                                              55,643
Containers - Metal and Glass - 0.9%
            16,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                     16,400
             5,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13
5,15010,000Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                                             10,075
                                                                                                                              31,625
Containers - Paper and Plastic - 1.4%
            10,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12#                                     9,950
            22,000    Graham Packaging Co., 9.875%, subordinated notes, due 10/15/14#                                         22,055
            21,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes, due 7/15/14                            19,294
                                                                                                                              51,299
Direct Marketing - 0.8%
            29,000    Affinion Group, Inc., 11.50%, company guaranteed notes, due 10/15/15                                    30,233
Distribution/Wholesale - 0.2%
             6,000    Nebraska Book Company, Inc., 8.625%, senior subordinated notes, due 3/15/12                              5,640
Diversified Operations - 1.0%
            15,000    Covalence Specialty Materials Corp., 10.25%, senior subordinated notes, due 3/1/16 (144A)               14,475
            10,000    J.B. Poindexter & Company, Inc., 8.75%, company guaranteed notes, due 3/15/14                            8,400
             6,000    Kansas City Southern, 7.50% company guaranteed notes, due 6/15/09                                        6,068
             9,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14                               8,370
                                                                                                                              37,313
Electric - Generation - 0.6%
             7,000    Edison Mission Energy, 7.75%, senior notes, due 6/15/16 (144A)                                           7,228
            14,000    AES Corp., 8.875%, senior notes, due 2/15/11#                                                           15,050
                                                                                                                              22,278
Electric - Integrated - 2.5%
             6,000    Allegheny Energy Supply Company LLC, 7.80%, notes, due 3/15/11                                           6,375
             6,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)                   6,525
            13,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09#                                                     13,358
             6,000    CMS Energy Corp., 6.875%, senior unsecured notes, due 12/15/15#                                          6,105
            24,000    Mission Energy Holding, Inc., 13.50%, secured notes, due 7/15/08                                        26,759
             5,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                        5,015
             9,000    TXU Corp., 5.55%, senior notes, due 11/15/14#                                                            8,575
            16,000    TXU Corp., 6.50%, senior notes, due 11/15/24                                                            15,360
                                                                                                                              88,072
Electronic Components - Miscellaneous - 0.1%
             3,000    NXP BV, 7.875%, secured notes, due 10/15/14 (144A)ss.                                                    3,045
             1,000    NXP BV, 9.50%, senior notes, due 10/15/15 (144A)ss.                                                      1,009
                                                                                                                               4,054
Electronic Components - Semiconductors - 1.1%
            10,000    Amkor Technologies, Inc., 7.75%, senior notes, due 5/15/13                                               8,825
             9,000    Amkor Technologies, Inc., 9.25%, senior unsecured notes, due 6/1/16                                      8,370
             7,000    Spansion, Inc., 0%, bank loan, due 3/2/13*                                                               7,035
            20,000    Spansion LLC, 11.25%, senior notes, due 1/15/16 (144A)#,ss.                                             20,800
             3,000    Spansion LLC, 2.25%, senior subordinate notes, due 6/15/16 (144A)                                        3,086
                                                                                                                              48,116
Finance - Auto Loans - 4.8%

            25,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                       24,528
            19,000    Ford Motor Credit Co., 7.375%, notes, due 10/28/09                                                      18,494
             6,000    Ford Motor Credit Co., 9.75%, senior unsecured notes, due 9/15/10 (144A)                                 6,187
            24,000    Ford Motor Credit Co., 9.82375%, notes, due 4/15/12*                                                    25,031
            17,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13#                                                        15,804
             7,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07#                                               6,993
             7,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes, due 1/14/09                         6,902
            27,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10#                                             27,961
            20,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                               20,377
            19,000    General Motors Acceptance Corp., 8.00%, bonds, due 11/1/31#                                             20,358
                                                                                                                             172,635
Finance - Investment Bankers/Brokers - 0.1%
             5,000    BCP Crystal Holdings Corp., 9.625%, senior subordinated notes, due 6/15/14                               5,488
Food - Diversified - 1.2%
            14,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15#                                          13,703
             6,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09*                                               5,873
            11,000    Dole Food Company, Inc., 8.75%, debentures, due 7/15/13*,#                                              10,258
            16,000    Wornick Co., 10.875%, secured notes, due 7/15/11                                                        15,999
                                                                                                                              45,833
Food - Meat Products - 0.4%
             8,000    National Beef Packing Company LLC, 10.50%, senior notes, due 8/1/11*                                     8,320
             8,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                       8,160
                                                                                                                              16,480
Gambling - Non-Hotel - 1.4%
            14,000    Jacobs Entertainment, Inc., 9.75%, senior notes, due 6/15/14 (144A)                                     13,895
             8,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                            8,340
            12,000    Pinnacle Entertainment, Inc., 8.25%, senior subordinated notes, due 3/15/12                             12,180
             4,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                      4,290
            12,000    River Rock Entertainment Authority, 9.75%, senior notes, due 11/1/11                                    12,840
                                                                                                                              51,545
Housewares - 0.2%
             8,000    Libbey Glass, Inc., 12.43563%, senior notes, due 6/1/11 (144A)*,ss.                                      8,480
Independent Power Producer - 1.6%
            10,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                            9,905
             1,176    NRG Energy, Inc., 7.36688%, bank loan, due 2/1/13*                                                       1,181
             5,131    NRG Energy, Inc., 7.36688%, bank loan, due 2/1/13*                                                       5,158
            12,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          12,135
             3,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                                  3,105
            11,000    Reliant Energy, Inc., 9.50%, secured notes, due 7/15/13#                                                11,523
            17,000    Reliant Energy, Inc., 6.75%, secured notes, due 12/15/14                                                16,213
                                                                                                                              59,220
Medical - Hospitals - 0.8%
             6,000    HCA, Inc., 6.375%, senior unsecured notes, due 1/15/15#                                                  4,800
            15,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16#                                                  11,887
             4,000    Tenet Healthcare Corp., 9.875%, senior notes, due 7/1/14#                                                3,915
            10,000    Tenet Healthcare Corp., 9.25%, senior notes, due 2/1/15*,#                                               9,488
                                                                                                                              30,090
Medical - Outpatient and Home Medical Care - 0.5%
             7,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16                                           7,316
               339    National Mentor Holdings, Inc., 7.84%, bank loan, due 6/30/13*                                             339
                 6    National Mentor Holdings, Inc., 7.85%, bank loan, due 6/29/13*                                               6
             3,713    National Mentor Holdings, Inc., 7.87%, bank loan, due 6/29/13*                                           3,717
             1,908    National Mentor Holdings, Inc., 7.88%, bank loan, due 6/30/13*                                           1,910
             4,000    National Mentor Holdings, Inc., 11.25%, senior subordinated notes, due 7/1/14 (144A)                     4,200
                                                                                                                              17,488
Metal - Aluminum - 0.7%
            28,000    Novelis, Inc., 7.25%, senior notes, due 2/15/15 (144A)*                                                 26,740
Metal - Diversified - 0.3%
            12,000    Earle M. Jorgensen Co., 9.75%, secured notes, due 6/1/12                                                12,825
Metal Products - Fasteners - 0.6%
            20,000    FastenTech, Inc., 12.50%, company guaranteed notes, due 5/1/11*                                         20,700
Miscellaneous Manufacturing - 0.5%
            17,000    Nutro Products, Inc., 10.75%, senior subordinated notes, due 4/15/14 (144A)                             18,275
Multimedia - 0.3%
            11,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                         11,701
Music - 0.2%
             9,000    Steinway Musical Instruments, Inc., 7.00%. senior notes, due 3/1/14 (144A)ss.                            8,820
Non-Hazardous Waste Disposal - 0.7%
            10,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11#                                       9,825
             6,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13                                         6,165
            11,000    Allied Waste Industries, Inc., 7.25%, senior notes, due 3/15/15                                         11,000
                                                                                                                              26,990
Office Automation and Equipment - 0.3%
             7,000    Xerox Corp., 6.875%, senior notes, due 8/15/11#                                                          7,175
             3,000    Xerox Corp., 6.40%, senior unsecured notes, due 3/15/16#                                                 3,008
                                                                                                                              10,183
Office Supplies and Forms - 1.2%
            44,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                        42,955
Oil - Field Services - 0.2%
             4,000    Hornbeck Offshore Services, Inc., 6.125%, senior notes, due 12/1/14                                      3,725
             6,000    Titan Petrochemicals Group, Ltd., 8.50%, company guaranteed notes, due 3/18/12 (144A)ss.                 5,190
                                                                                                                               8,915
Oil Companies - Exploration and Production - 3.0%
            24,000    Chesapeake Energy Corp., 6.50%, company guaranteed notes, due 8/15/17                                   22,620
            16,000    Encore Acquisition Co., 6.25%, senior subordinated notes, due 4/15/14                                   14,880
            14,000    Forest Oil Corp., 8.00%, senior notes, due 6/15/08                                                      14,350
             4,000    Hilcorp Energy I, 9.00%, senior notes, due 6/1/16 (144A)                                                 4,140
             4,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                              4,220
            14,000    Petrohawk Energy Corp., 9.125%, company guaranteed notes, due 7/15/13 (144A)                            14,280
            30,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                               28,349
             4,000    Swift Energy Co., 9.375%, senior subordinated notes, due 5/1/12#                                         4,210
                                                                                                                             107,049
Oil Field Machinery and Equipment - 0.2%
             7,000    Dresser-Rand Group, Inc., 7.625%, company guaranteed notes, due 11/1/14*                                 6,921
Paper and Related Products - 1.9%
            16,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14                                       15,081
               996    Georgia Pacific Corporation, Inc., 7.36688%, bank loan, due 12/20/12*                                    1,001
             1,082    Georgia Pacific Corporation, Inc., 7.36688%, bank loan, due 12/20/12*                                    1,087
               541    Georgia Pacific Corporation, Inc., 7.37563%, bank loan, due 12/20/12*                                      543
             8,653    Georgia Pacific Corporation, Inc., 7.39%, bank loan, due 12/20/12*                                       8,694
             1,746    Georgia Pacific Corporation, Inc., 8.39%, bank loan, due 12/23/13*                                       1,766
             1,746    Georgia Pacific Corporation, Inc., 8.39%, bank loan, due 12/23/13*                                       1,766
               873    Georgia Pacific Corporation, Inc., 8.39%, bank loan, due 12/23/13*                                         883
             1,746    Georgia Pacific Corporation, Inc., 8.39%, bank loan, due 12/23/13*                                       1,766
             1,746    Georgia Pacific Corporation, Inc., 8.39%, bank loan, due 12/23/13*                                       1,766
            15,000    NewPage Corp., 12.00%, senior subordinated notes, due 5/1/13#                                           15,676
             4,000    Rock-Tenn Co., 8.20%, senior notes, due 8/15/11                                                          4,140
            10,000    Rock-Tenn Co., 5.625%, bonds, due 3/15/13                                                                9,100
             4,000    Verso Paper Holdings LLC, 9.235%, secured notes, due 8/1/14 (144A)*                                      4,040
             3,000    Verso Paper Holdings LLC, 11.375%, senior subordinated notes, due 8/1/16 (144A)#                         3,045
                                                                                                                              70,354
Photo Equipment and Supplies - 0.4%
            10,037    Eastman Kodak Co., 0%, bank loan, due 10/18/12*                                                         10,045
             1,291    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12*                                                      1,292
               517    Eastman Kodak Co., 7.655%, bank loan, due 10/18/12*                                                        517
             1,808    Eastman Kodak Co., 7.7569%, bank loan, due 10/18/12*                                                     1,809
                                                                                                                              13,663
Physical Therapy and Rehabilitation Centers - 1.1%
            10,000    HEALTHSOUTH Corp., 11.41813%, senior notes, due 6/15/14 (144A)*                                         10,225
            31,000    HEALTHSOUTH Corp., 10.75%, senior notes, due 6/15/16 (144A)#                                            31,775
                                                                                                                              42,000
Physician Practice Management - 0.3%
             1,993    US Oncology, Inc., 7.9375%, bank loan, due 8/20/11*                                                      2,000
             2,000    US Oncology, Inc., 10.75%, company guaranteed notes, due 8/15/14                                         2,200
             6,000    US Oncology, Inc., 10.675%, senior notes, due 3/15/15*                                                   6,135
                                                                                                                              10,335
Pipelines - 2.5%
             6,000    ANR Pipeline Co., 8.875%, notes, due 3/15/10                                                             6,303
             6,000    Dynegy Holdings, Inc., 6.875%, senior notes, due 4/1/11                                                  5,910
            14,000    El Paso Corp., 6.50%, senior notes, due 6/1/08                                                          14,053
             7,000    El Paso Corp., 7.625%, senior notes, due 9/1/08#                                                         7,193
            10,000    El Paso Corp., 6.375%, senior notes, due 2/1/09#                                                        10,000
             6,000    El Paso Corp., 7.00%, senior notes, due 5/15/11#                                                         6,090
             7,000    El Paso Corp., 9.6255, senior notes, due 5/15/12                                                         7,770
             6,000    El Paso Natural Gas Co., 7.625%, senior notes, due 8/1/10                                                6,195
            13,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15                                 12,123
             9,000    Southern Natural Gas Co., 8.875%, unsubordinated notes, due 3/15/10                                      9,454
             6,000    Utilicorp Canada Finance Corp., 7.75%, company guaranteed notes, due 6/15/11#                            6,336
                                                                                                                              91,427
Private Corrections - 0.3%
             7,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                      7,158
             4,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 3/15/13                         3,900
                                                                                                                              11,058
Publishing - Newspapers - 0.6%
            22,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)ss.                                 21,670
Publishing - Periodicals - 2.0%
             7,000    CBD Media Holdings LLC, 9.25%, senior notes, due 7/15/12#                                                6,974
             4,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11#                                           4,005
            22,000    Dex Media, Inc., 8.00%, notes, due 11/15/13                                                             22,247
            10,000    PRIMEDIA, Inc., 10.78%, senior notes, due 5/15/10*                                                      10,350
            29,000    PRIMEDIA, Inc., 8.875% company guaranteed notes, due 5/15/11#                                           28,782
                                                                                                                              72,358
Racetracks - 0.2%
             6,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                                 5,850
Real Estate Operating/Development - 0.2%
             8,000    Kimball Hill, Inc., 10.50%, company guaranteed notes, due 12/15/12                                       7,200
REIT - Health Care - 0.3%
            11,000    Senior Housing Properties Trust, 8.625%, senior notes, due 1/15/12                                      11,853
REIT - Hotels - 0.3%
            13,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15#                                      12,659
Rental Auto/Equipment - 0.4%
            15,000    Hertz Corp., 8.875%, senior notes, due 1/1/14 (144A)                                                    15,675
Resorts and Theme Parks - 0.4%
            17,000    Six Flags, Inc., 8.875%, senior notes, due 2/1/10#                                                      16,490
Retail - Computer Equipment - 0.6%
             1,000    GSC Holdings Corp., 9.24663%, company guaranteed notes, due 10/1/11*                                     1,040
            21,000    GSC Holdings Corp., 8.00%, company guaranteed notes, due 10/1/12#                                       21,788
                                                                                                                              22,828
Retail - Drug Store - 0.5%
            10,000    Jean Coutu Group, Inc., 7.625%, senior notes, due 8/1/12                                                10,500
            10,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                             9,513
                                                                                                                              20,013
Retail - Miscellaneous/Diversified - 0.3%
             6,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                         6,555
             4,000    Harry & David Operations Corp., 10.40%, company guaranteed notes, due 3/1/12*                            3,960
                                                                                                                              10,515
Retail - Propane Distribution - 0.6%
             4,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                       3,990
            13,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                              13,423
             4,000    Ferrellgas Partners L.P., 6.75% senior notes, due 5/1/14                                                 3,900
                                                                                                                              21,313
Retail - Restaurants - 1.0%
            17,000    Friendly Ice Cream Corp., 8.375%, senior notes, due 6/15/12#                                            15,470
            10,000    Landry's Restaurants, Inc., 7.50%, company guaranteed notes, due 12/15/14#                               9,550
             8,000    Restaurant Co., 10.00%, senior unsecured notes, due 10/1/13#                                             7,540
             5,000    VICORP Restaurants, Inc., 10.50%, senior notes, due 4/15/11                                              4,775
                                                                                                                              37,335
Rubber - Tires - 1.8%
            11,000    Goodyear Tire & Rubber Co., 8.50%, notes, due 3/15/07                                                   11,028
            16,000    Goodyear Tire & Rubber Co., 7.857%, notes, due 8/15/11#                                                 15,480
            39,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15#                                            39,438
                                                                                                                              65,946
Satellite Telecommunications - 1.8%
            14,000    Inmarsat Finance PLC, 7.6255, company guaranteed notes, due 6/30/12                                     14,438
             4,000    INTELSAT Bermuda, Ltd., 8.25%, senior notes, due 1/15/13*                                                4,075
            28,000    INTELSAT Bermuda, Ltd., 6.50% notes, due 11/1/13                                                        23,100
             2,000    INTELSAT Bermuda, Ltd., 9.25%, company guaranteed notes, due 6/15/16 (144A)                              2,135
             8,000    INTELSAT Subsidiary Holding Company, Ltd., 8.625% company guaranteed notes, due 1/15/15*                 8,300
             8,000    INTELSAT Subsidiary Holding Company, Ltd., 10.48438% company guaranteed notes, due 1/15/12*              8,110
             4,000    PanAmSat Corp., 9.00%, company guaranteed notes, due 8/15/14                                             4,180
             2,000    PanAmSat Corp., 9.00%, company guaranteed notes, due 6/15/16 (144A)                                      2,090
                                                                                                                              66,428
Schools - 1.3%
             2,894    Education Management LLC, 7.875%, bank loan, due 6/1/13*                                                 2,911
            25,000    Education Management LLC, 8.75%, senior notes, due 6/1/14 (144A)                                        25,624
            17,000    Education Management LLC, 10.25%, senior subordinated notes, due 6/1/16 (144A)                          17,638
                                                                                                                              46,173
Semiconductor Equipment - 0.4%
             4,000    MagnaChip Semiconductor, Inc., 8.00%, senior subordinated notes, due 12/15/14#                           2,380
            14,000    Sensata Technologies B.V., 8.00%, senior notes, due 5/1/14 (144A)                                       13,510
                                                                                                                              15,890
Special Purpose Entity - 1.2%
             6,000    American Commercial Lines LLC, 9.50%, company guaranteed notes, due 2/15/15                              6,638
             7,288    CCM Merger, Inc., 7.36688%, bank loan, due 7/21/12*                                                      7,279
               780    CCM Merger, Inc., 7.39%, bank loan, due 7/21/12*                                                           779
             1,950    CCM Merger, Inc., 7.40%, bank loan, due 7/21/12*                                                         1,948
            23,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)#                                                      22,166
             3,619    Vanguard Health Holding Company II LLC, 7.8675%, bank loan, due 9/23/11*                                 3,625
                                                                                                                              42,435
Storage and Warehousing - 0.1%
             4,000    Mobile Services Group, Inc., 9.75%, senior notes, due 8/1/14 (144A)                                      4,145
Telecommunication Services - 1.2%
            10,000    Eschelon Operating Co., 8.375%, secured notes, due 3/15/10                                               9,625
             8,000    Time Warner Telecom Holdings, Inc., 9.25%, company guaranteed notes, due 2/15/14                         8,440
             4,000    US WEST Communications, Inc., 5.625%, notes, due 11/15/08                                                3,985
            13,000    West Corp., 9.50%, senior notes, due 10/15/14 (144A)                                                    12,967
             9,000    West Corp., 11%, senior subordinated notes, due 10/15/16 (144A)                                          9,023
                                                                                                                              44,040
Telephone - Integrated - 4.0%
             6,000    Cincinnati Bell, Inc., 7.25%, company guaranteed notes, due 7/15/13#                                     6,180
            16,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14#                                  16,320
             3,000    Hawaiian Telcom Communications, Inc., 9.75%, company guaranteed notes, due 5/1/13#                       3,105
            20,000    Hawaiian Telcom Communications, Inc.,10.78938%, company guaranteed notes, due 5/1/13*                   20,500
            20,000    Level 3 Financing, Inc., 10.75%, company guaranteed notes, due 10/15/11                                 21,250
            12,000    Level 3 Financing, Inc., 12.25%, company guaranteed notes, due 3/15/13#                                 13,530
             8,000    NTL Cable PLC, 8.75%, company guaranteed notes, due 4/15/14#                                             8,410
             7,000    Qwest Communications International, Inc., 7.50%, company guaranteed notes, due 2/15/14#                  7,140
            16,000    Qwest Corp., 7.875%, senior notes, due 9/1/11                                                           16,940
            26,000    Qwest Corp., 8.875%, notes, due 3/15/12*                                                                28,599
                                                                                                                             141,974
Television - 0.2%
             7,000    Sinclair Broadcast Group, Inc., 8.75%, company guaranteed notes, due 12/15/11                            7,306
Theaters - 0.1%
             4,000    AMC Entertainment, Inc., 11.00%, company guaranteed notes, due 2/1/16                                    4,425
Transportation - Marine - 0.7%
             3,000    H-Lines Finance Holding Corp., 0%, senior discount notes, due 4/1/13*                                    2,708
            16,000    Horizon Lines LLC, 9.00%, company guaranteed notes, due 11/1/12                                         16,720
             8,000    Ship Finance International, Ltd., 8.50%, senior notes, due 12/15/13                                      7,800
                                                                                                                              27,228
Transportation - Railroad - 0.2%
             6,000    TFM S.A. de C.V., 9.375%, senior notes, due 5/1/12                                                       6,405
             2,000    TFM S.A. de C.V., 12.50%, senior notes, due 6/15/12                                                      2,190
                                                                                                                               8,595
Travel Services - 0.1%
             4,000    Travelport, Inc., 11.875%, senior subordinated notes, due 9/1/16 (144A)ss.                               3,940
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,808,126)                                                                                    2,840,662
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Automotive - Cars and Light Trucks - 0.2%
               280    General Motors Corp. - Series A, convertible, 4.50%                                                      6,986
Containers - Metal and Glass - 0%
                50    Owens-Illinois, Inc., convertible, 4.75%                                                                 1,756
Finance - Investment Bankers/Brokers - 0.1%
               100    Lazard, Ltd., convertible, 6.625%#                                                                       3,667
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $12,308)                                                                                          12,409
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.1%
            41,000    Janus Institutional Cash Reserves Fund, 5.21%                                                           41,000
           181,880    Janus Money Market Fund, 5.25%                                                                         181,880
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $222,880)                                                                                          222,880
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.4%
           602,718    State Street Navigator Securities Lending Prime Portfolio+ (cost $602,718)                             602,718
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,646,032) - 100%                                                                          $3,678,669
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                    Value      % of Investment Securities

Bermuda                                     72,282               1.9%
Canada                                      71,040               1.8%
Mexico                                       8,595               0.2%
Netherlands                                 25,364               0.6%
United Kingdom                              22,848               0.7%
United States++                          3,478,540              94.8%
                                        ----------             -----
                     Total              $3,678,669             100.0%
                                        ==========             =====

++Includes Short-Term Securities and Other Securities (72.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company


REIT              Real Estate Investment Trust


*           Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of October 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

ss.Schedule of Restricted and Illiquid Securities (as of October 31, 2006)

                                                                                                             Value as a %
                                                      Acquisition         Acquisition                       of Investment
                                                          Date               Cost              Value          Securities
-------------------------------------------------------------------------------------------------------------------------

Block Communications, Inc., 8.25%
    senior notes, due 12/15/15 (144A)                  12/13/05-7/6/06     $21,709           $21,670              0.6%
Cricket Communications, Inc., 9.375%
   senior notes, due 11/1/14 (144A)                   10/18/06-10/24/06     16,100            16,320              0.5%
HydroChem Industrial Services, Inc., 9.25%
   senior subordinated notes, due 2/15/13 (144A)       1/11/06-3/28/06       7,885             7,940              0.2%
Libbey Glass, Inc., 12.43563%
   senior notes, due 6/1/11 (144A)                         6/9/06            7,840             8,480              0.2%
NXP BV, 7.875%
   secured notes, due 10/15/14 (144A)                      10/5/06           3,000             3,045              0.1%
NXP BV, 9.50%
   senior notes, due 10/15/15 (144A)                       10/5/06           1,000             1,009              0.0%
Spansion LLC, 11.25%
   senior notes, due 1/15/16 (144A)                    6/6/06-9/13/06       23,348            20,800              0.6%
Steinway Musical Instruments, Inc., 7.00%
   senior notes, due 3/1/14 (144A)                         9/13/06           8,854             8,820              0.2%
Titan Petrochemicals Group, Ltd., 8.50%
   company guaranteed notes, due 3/18/12 (144A)            2/13/06           5,655             5,190              0.1%
Travelport, Inc., 11.875%
   senior subordinated notes, due 9/1/16 (144A)            10/5/06           3,950             3,940              0.1%
-------------------------------------------------------------------------------------------------------------------------
                                                                           $99,341           $97,214              2.6%
-------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2006.

Janus Adviser INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.5%
Advertising Agencies - 0.4%
             4,300    Omnicom Group, Inc.                                                                               $    436,235
Aerospace and Defense - 3.7%
            12,900    Boeing Co.                                                                                           1,030,194
            12,500    General Dynamics Corp.                                                                                 888,750
            13,800    Lockheed Martin Corp.                                                                                1,199,634
             7,900    Northrop Grumman Corp.                                                                                 524,481
            13,500    Raytheon Co.                                                                                           674,325
             3,700    Rockwell Collins, Inc.                                                                                 214,896
                                                                                                                           4,532,280
Aerospace and Defense - Equipment - 0.2%
             4,200    United Technologies Corp.                                                                              276,024
Agricultural Chemicals - 0.4%
            10,800    Monsanto Co.                                                                                           477,576
Agricultural Operations - 1.8%
            56,300    Archer-Daniels-Midland Co.                                                                           2,167,550
Airlines - 0.4%
            33,400    Southwest Airlines Co.                                                                                 502,002
Apparel Manufacturers - 0.6%
             6,500    Jones Apparel Group, Inc.                                                                              217,100
             6,000    V. F. Corp.                                                                                            456,060
                                                                                                                             673,160
Appliances - 0.1%
               798    Whirlpool Corp.                                                                                         69,370
Applications Software - 0.9%
            15,900    Citrix Systems, Inc.*                                                                                  469,527
            17,500    Intuit, Inc.*                                                                                          617,750
                                                                                                                           1,087,277
Automotive - Cars and Light Trucks - 0.1%
             2,000    General Motors Corp.                                                                                    69,840
Automotive - Medium and Heavy Duty Trucks - 0%
               500    PACCAR, Inc.                                                                                            29,605
Automotive - Truck Parts and Equipment - Original - 0.9%
            12,700    Johnson Controls, Inc.                                                                               1,035,558
Beverages - Non-Alcoholic - 1.4%
             2,100    Coca-Cola Co.                                                                                           98,112
             1,000    Coca-Cola Enterprises, Inc.                                                                             20,030
            11,000    Pepsi Bottling Group, Inc.                                                                             347,820
            20,400    PepsiCo, Inc.                                                                                        1,294,176
                                                                                                                           1,760,138
Beverages - Wine and Spirits - 0.5%
             8,700    Brown-Forman Corp. - Class B                                                                           628,053
             1,100    Constellation Brands, Inc. - Class A*                                                                   30,239
                                                                                                                             658,292
Brewery - 0.3%
             3,900    Anheuser-Busch Companies, Inc.                                                                         184,938
             3,300    Molson Coors Brewing Co. - Class B                                                                     234,894
                                                                                                                             419,832
Cable Television - 0.3%
             8,300    Comcast Corp. - Class A*                                                                               337,561
Casino Services - 1.1%
            31,100    International Game Technology                                                                        1,322,061
Chemicals - Diversified - 0.1%
             5,400    Hercules, Inc.*                                                                                         98,280
Chemicals - Specialty - 0.7%
            17,000    Ecolab, Inc.                                                                                           770,950
             1,700    Sigma-Aldrich Corp.                                                                                    127,687
                                                                                                                             898,637
Coatings and Paint Products - 0.2%
             3,400    Sherwin-Williams Co.                                                                                   201,382
Commercial Banks - 1.6%
             3,100    AmSouth Bancorporation                                                                                  93,682
             7,800    BB&T Corp.                                                                                             339,456
               100    Commerce Bancorp, Inc.                                                                                   3,492
             8,700    Compass Bancshares, Inc.                                                                               489,462
             2,900    M&T Bank Corp.                                                                                         353,249
               800    North Fork Bancorporation, Inc.                                                                         22,864
             5,500    Regions Financial Corp.                                                                                208,725
             5,200    Zions Bancorporation                                                                                   418,080
                                                                                                                           1,929,010
Commercial Services - 0.2%
            12,900    Convergys Corp.*                                                                                       273,609
Commercial Services - Finance - 0.9%
            10,300    Moody's Corp.                                                                                          682,890
             9,100    Paychex, Inc.                                                                                          359,268
                                                                                                                           1,042,158
Computer Services - 0.1%
             1,100    Computer Sciences Corp.*                                                                                58,135
             2,700    Electronic Data Systems Corp.                                                                           68,391
                                                                                                                             126,526
Computers - 1.2%
             4,600    Apple Computer, Inc.*                                                                                  372,968
            28,300    Hewlett-Packard Co.                                                                                  1,096,342
               300    IBM Corp.                                                                                               27,699
                                                                                                                           1,497,009
Computers - Integrated Systems - 0.1%
             2,200    NCR Corp.*                                                                                              91,344
Computers - Memory Devices - 0.4%
             7,600    Network Appliance, Inc.*                                                                               277,400
             3,400    SanDisk Corp.*                                                                                         163,540
                                                                                                                             440,940
Computers - Peripheral Equipment - 0.1%
             2,300    Lexmark International Group, Inc. - Class A*                                                           146,257
Consumer Products - Miscellaneous - 0.4%
             7,600    Clorox Co.                                                                                             490,656
               800    Kimberly-Clark Corp.                                                                                    53,216
                                                                                                                             543,872
Containers - Paper and Plastic - 0.5%
             8,100    Bemis Company, Inc.                                                                                    272,322
            11,400    Pactiv Corp.*                                                                                          351,576
                                                                                                                             623,898
Cosmetics and Toiletries - 3.2%
             2,900    Alberto-Culver Co.                                                                                     147,349
             1,800    Avon Products, Inc.                                                                                     54,738
            23,200    Colgate-Palmolive Co.                                                                                1,484,104
             2,300    Estee Lauder Companies, Inc. - Class A                                                                  92,897
             4,800    International Flavors & Fragrances, Inc.                                                               203,904
            29,788    Procter & Gamble Co.                                                                                 1,888,261
                                                                                                                           3,871,253
Data Processing and Management - 0.6%
            11,700    Automatic Data Processing, Inc.                                                                        578,448
             5,200    First Data Corp.                                                                                       126,100
                                                                                                                             704,548
Disposable Medical Products - 0.1%
             1,500    C.R. Bard, Inc.                                                                                        122,940
Distribution/Wholesale - 0%
               500    Genuine Parts Co.                                                                                       22,760
               300    W.W. Grainger, Inc.                                                                                     21,834
                                                                                                                              44,594
Diversified Operations - 1.8%
             8,100    Cooper Industries, Ltd. - Class A                                                                      724,545
             1,500    Danaher Corp.                                                                                          107,655
             7,000    Dover Corp.                                                                                            332,500
            26,400    General Electric Co.                                                                                   926,904
               100    ITT Corp.                                                                                                5,439
             1,000    Leggett & Platt, Inc.                                                                                   23,350
               300    Parker Hannifin Corp.                                                                                   25,089
               400    PPG Industries, Inc.                                                                                    27,360
               800    Textron, Inc.                                                                                           72,744
                                                                                                                           2,245,586
Drug Delivery Systems - 0%
               800    Hospira, Inc.*                                                                                          29,080
Electric - Generation - 0.6%
            31,600    AES Corp.*                                                                                             694,884
Electric - Integrated - 3.4%
            15,400    Allegheny Energy, Inc.*                                                                                662,662
             1,600    Dominion Resources, Inc.                                                                               129,584
             3,400    Edison International                                                                                   151,096
               400    Entergy Corp.                                                                                           34,332
             6,300    Exelon Corp.                                                                                           390,474
            14,900    FirstEnergy Corp.                                                                                      876,865
            17,100    PG&E Corp.                                                                                             737,694
               900    PPL Corp.                                                                                               31,068
             7,000    Public Service Enterprise Group, Inc.                                                                  427,350
            10,200    TXU Corp.                                                                                              643,926
             3,900    Xcel Energy, Inc.                                                                                       86,073
                                                                                                                           4,171,124
Electric Products - Miscellaneous - 0.9%
             7,800    Emerson Electric Co.                                                                                   658,320
            12,800    Molex, Inc.                                                                                            446,720
                                                                                                                           1,105,040
Electronic Components - Semiconductors - 0.9%
             5,800    Freescale Semiconductor, Inc. - Class B*                                                               228,114
            14,500    Micron Technology, Inc.*                                                                               209,525
            13,400    NVIDIA Corp.*                                                                                          467,258
             9,900    QLogic Corp.*                                                                                          203,742
                                                                                                                           1,108,639
Electronic Forms - 0%
               400    Adobe Systems, Inc.*                                                                                    15,300
Electronic Measuring Instruments - 0%
               300    Tektronix, Inc.                                                                                          9,111
Engineering - Research and Development Services - 0.1%
             1,300    Fluor Corp.                                                                                            101,959
Engines - Internal Combustion - 0.4%
             4,000    Cummins, Inc.                                                                                          507,920
Enterprise Software/Services - 0.7%
            11,900    BMC Software, Inc.*                                                                                    360,689
            26,135    Oracle Corp.*                                                                                          482,713
                                                                                                                             843,402
Fiduciary Banks - 1.8%
            10,900    Bank of New York Company, Inc.                                                                         374,633
            19,300    Mellon Financial Corp.                                                                                 748,840
             7,000    Northern Trust Corp.                                                                                   411,040
            11,000    State Street Corp.                                                                                     706,530
                                                                                                                           2,241,043
Finance - Commercial - 0%
               800    CIT Group, Inc.                                                                                         41,640
Finance - Consumer Loans - 0.2%
             4,700    SLM Corp.                                                                                              228,796
Finance - Credit Card - 0%
               400    American Express Co.                                                                                    23,124
Finance - Investment Bankers/Brokers - 4.2%
             2,900    Bear Stearns Companies, Inc.                                                                           438,915
            16,600    Citigroup, Inc.                                                                                        832,656
            12,000    E*TRADE Financial Corp.*                                                                               279,360
             5,800    Goldman Sachs Group, Inc.                                                                            1,100,782
            15,700    JP Morgan Chase & Co.                                                                                  744,808
             6,800    Lehman Brothers Holdings, Inc.                                                                         529,312
             8,100    Merrill Lynch & Company, Inc.                                                                          708,102
             5,700    Morgan Stanley Co.                                                                                     435,651
                                                                                                                           5,069,586
Finance - Mortgage Loan Banker - 0%
               400    Fannie Mae                                                                                              23,704
Finance - Other Services - 0.4%
               700    Chicago Mercantile Exchange Holdings, Inc.                                                             350,700
             4,800    Western Union Co.*                                                                                     105,840
                                                                                                                             456,540
Financial Guarantee Insurance - 0.4%
             6,200    Ambac Financial Group, Inc.                                                                            517,638
Food - Diversified - 2.2%
            18,700    Campbell Soup Co.                                                                                      699,006
             3,700    ConAgra Foods, Inc.                                                                                     96,755
             9,600    General Mills, Inc.                                                                                    545,472
            14,700    H.J. Heinz Co.                                                                                         619,752
             5,700    Kellogg Co.                                                                                            286,767
            12,100    McCormick & Company, Inc.                                                                              452,540
                                                                                                                           2,700,292
Food - Retail - 1.5%
            42,400    Kroger Co.                                                                                             953,576
            28,500    Safeway, Inc.                                                                                          836,760
                                                                                                                           1,790,336
Food - Wholesale/Distribution - 0%
               900    Sysco Corp.                                                                                             31,482
Gas - Distribution - 0.5%
            12,000    KeySpan Corp.                                                                                          486,960
               600    Peoples Energy Corp.                                                                                    26,214
             2,100    Sempra Energy Co.                                                                                      111,384
                                                                                                                             624,558
Gold Mining - 0.1%
             3,700    Newmont Mining Corp.                                                                                   167,499
Health Care Cost Containment - 0.5%
            11,100    McKesson Corp.                                                                                         555,999
Home Decoration Products - 0.4%
            17,300    Newell Rubbermaid, Inc.                                                                                497,894
Hotels and Motels - 0.2%
             5,900    Hilton Hotels Corp.                                                                                    170,628
             1,800    Marriott International, Inc. - Class A                                                                  75,186
                                                                                                                             245,814
Human Resources - 0.1%
               900    Monster Worldwide, Inc.*                                                                                36,459
               800    Robert Half International, Inc.                                                                         29,240
                                                                                                                              65,699
Identification Systems and Devices - 0.1%
             8,000    Symbol Technologies, Inc.                                                                              119,440
Industrial Automation and Robotics - 0%
               900    Rockwell Automation, Inc.                                                                               55,800
Industrial Gases - 0%
               400    Air Products and Chemicals, Inc.                                                                        27,868
Instruments - Controls - 0.5%
            14,700    Thermo Electron Corp.*                                                                                 630,189
Instruments - Scientific - 0.7%
            16,000    Applera Corp. - Applied Biosystems Group                                                               596,800
             2,800    Fisher Scientific International, Inc.*                                                                 239,736
                                                                                                                             836,536
Insurance Brokers - 0.6%
            18,300    Aon Corp.                                                                                              636,657
             2,600    Marsh & McLennan Companies, Inc.                                                                        76,544
                                                                                                                             713,201
Investment Management and Advisory Services - 1.2%
             7,500    Ameriprise Financial, Inc.                                                                             386,250
               300    Federated Investors, Inc. - Class B                                                                     10,287
             6,200    Franklin Resources, Inc.                                                                               706,552
             7,400    T. Rowe Price Group, Inc.                                                                              350,094
                                                                                                                           1,453,183
Life and Health Insurance - 1.6%
             4,900    AFLAC, Inc.                                                                                            220,108
               100    CIGNA Corp.                                                                                             11,698
             4,016    Lincoln National Corp.                                                                                 254,253
            11,100    Principal Financial Group, Inc.                                                                        627,039
             4,400    Prudential Financial, Inc.                                                                             338,492
             7,600    Torchmark Corp.                                                                                        468,768
                                                                                                                           1,920,358
Machinery - Construction and Mining - 0.1%
             2,800    Caterpillar, Inc.                                                                                      169,988
Machinery - Farm - 0.2%
             2,300    Deere & Co.                                                                                            195,799
Medical - Biomedical and Genetic - 0%
               100    Amgen, Inc.*                                                                                             7,591
               300    Millipore Corp.*                                                                                        19,359
                                                                                                                              26,950
Medical - Drugs - 2.9%
             2,800    Abbott Laboratories                                                                                    133,028
             4,100    Bristol-Myers Squibb Co.                                                                               101,475
             1,200    Eli Lilly and Co.                                                                                       67,212
            10,600    Forest Laboratories, Inc.*                                                                             518,764
             6,100    King Pharmaceuticals, Inc.*                                                                            102,053
            37,500    Merck & Company, Inc.                                                                                1,703,250
             7,900    Pfizer, Inc.                                                                                           210,535
               500    Schering-Plough Corp.                                                                                   11,070
            12,200    Wyeth                                                                                                  622,566
                                                                                                                           3,469,953
Medical - Generic Drugs - 0.2%
               400    Barr Pharmaceuticals, Inc.*                                                                             20,948
             8,000    Mylan Laboratories, Inc.                                                                               164,000
                                                                                                                             184,948
Medical - HMO - 0.9%
               200    Aetna, Inc.                                                                                              8,244
               950    Coventry Health Care, Inc.*                                                                             44,603
            13,200    Humana, Inc.*                                                                                          792,000
             1,000    UnitedHealth Group, Inc.                                                                                48,780
             1,900    WellPoint, Inc.*                                                                                       145,008
                                                                                                                           1,038,635
Medical - Hospitals - 0%
               800    HCA, Inc.                                                                                               40,416
Medical - Nursing Homes - 0.3%
             7,900    Manor Care, Inc.                                                                                       379,121
Medical - Wholesale Drug Distributors - 1.5%
            18,700    AmerisourceBergen Corp.                                                                                882,640
            14,200    Cardinal Health, Inc.                                                                                  929,390
                                                                                                                           1,812,030
Medical Information Systems - 0.1%
             2,900    IMS Health, Inc.                                                                                        80,765
Medical Instruments - 0.2%
             4,200    Medtronic, Inc.                                                                                        204,456
Medical Labs and Testing Services - 1.2%
            12,700    Laboratory Corporation of America Holdings*                                                            869,823
            11,800    Quest Diagnostics, Inc.                                                                                586,932
                                                                                                                           1,456,755
Medical Products - 1.0%
             6,200    Baxter International, Inc.                                                                             285,014
             4,000    Becton, Dickinson and Co.                                                                              280,120
             8,800    Johnson & Johnson                                                                                      593,120
                                                                                                                           1,158,254
Metal - Copper - 0.8%
             9,500    Phelps Dodge Corp.                                                                                     953,610
Motorcycle and Motor Scooter Manufacturing - 0.2%
             2,700    Harley-Davidson, Inc.                                                                                  185,301
Multi-Line Insurance - 2.0%
             1,800    ACE, Ltd. (U.S. Shares)                                                                                103,050
             1,100    American International Group, Inc.                                                                      73,887
             4,000    Cincinnati Financial Corp.                                                                             182,600
            11,000    Genworth Financial, Inc. - Class A                                                                     367,840
            38,900    Loews Corp.                                                                                          1,513,988
             3,800    MetLife, Inc.                                                                                          217,094
                                                                                                                           2,458,459
Multimedia - 1.6%
             7,200    McGraw-Hill Companies, Inc.                                                                            462,024
               500    Meredith Corp.                                                                                          26,250
            40,500    News Corporation, Inc. - Class A                                                                       844,425
            21,200    Walt Disney Co.                                                                                        666,952
                                                                                                                           1,999,651
Networking Products - 0.2%
            11,400    Cisco Systems, Inc.*                                                                                   275,082
Non-Hazardous Waste Disposal - 0.8%
            16,000    Allied Waste Industries, Inc.*                                                                         194,400
            20,800    Waste Management, Inc.                                                                                 779,584
                                                                                                                             973,984
Oil - Field Services - 1.4%
             7,600    Baker Hughes, Inc.                                                                                     524,780
            13,800    Schlumberger, Ltd. (U.S. Shares)                                                                       870,504
             1,800    Smith International, Inc.                                                                               71,064
             4,700    Weatherford International, Ltd*                                                                        193,076
                                                                                                                           1,659,424
Oil and Gas Drilling - 0.1%
             1,000    Transocean, Inc. (U.S. Shares)*                                                                         72,540
Oil Companies - Integrated - 1.6%
               697    Chevron Corp.                                                                                           46,838
             1,848    ConocoPhillips                                                                                         111,324
            18,100    Exxon Mobil Corp.                                                                                    1,292,702
             5,470    Marathon Oil Corp.                                                                                     472,608
               200    Occidental Petroleum Corp.                                                                               9,388
                                                                                                                           1,932,860
Oil Refining and Marketing - 0.1%
             1,700    Valero Energy Corp.                                                                                     88,961
Optical Supplies - 1.0%
            11,000    Allergan, Inc.                                                                                       1,270,500
Pharmacy Services - 1.7%
             8,300    Caremark Rx, Inc.                                                                                      408,609
            11,600    Express Scripts, Inc. - Class A*                                                                       739,152
            18,013    Medco Health Solutions, Inc.*                                                                          963,696
                                                                                                                           2,111,457
Pipelines - 0.3%
             3,400    Kinder Morgan, Inc.                                                                                    357,340
Printing - Commercial - 0%
               500    R.R. Donnelley & Sons Co.                                                                               16,930
Property and Casualty Insurance - 1.2%
             9,200    Chubb Corp.                                                                                            488,980
            31,000    Progressive Corp.                                                                                      749,270
               300    SAFECO Corp.                                                                                            17,457
             5,000    St. Paul Travelers Companies, Inc.                                                                     255,650
                                                                                                                           1,511,357
REIT - Apartments - 1.6%
             7,500    Apartment Investment & Management Co.- Class A                                                         429,900
            11,300    Archstone-Smith Trust, Inc.                                                                            680,373
            15,600    Equity Residential Properties Trust                                                                    851,916
                                                                                                                           1,962,189
REIT - Diversified - 0.3%
             3,400    Vornado Realty Trust                                                                                   405,450
REIT - Office Property - 1.0%
             7,500    Boston Properties, Inc.                                                                                801,225
             8,600    Equity Office Properties Trust                                                                         365,500
                                                                                                                           1,166,725
REIT - Regional Malls - 0%
               200    Simon Property Group, Inc.                                                                              19,420
REIT - Shopping Centers - 0.4%
             9,600    Kimco Realty Corp.                                                                                     426,528
REIT - Storage - 0.2%
             2,100    Public Storage, Inc.                                                                                   188,391
REIT - Warehouse and Industrial - 0.3%
             5,300    ProLogis                                                                                               335,331
Retail - Apparel and Shoe - 0.3%
            11,400    Limited, Inc.                                                                                          335,958
Retail - Auto Parts - 0%
               300    AutoZone, Inc.*                                                                                         33,600
Retail - Consumer Electronics - 0.3%
            12,200    Circuit City Stores, Inc.                                                                              329,156
Retail - Discount - 1.2%
            10,000    Big Lots, Inc.*                                                                                        210,800
            12,400    Costco Wholesale Corp.                                                                                 661,912
             7,000    Family Dollar Stores, Inc.                                                                             206,150
            14,500    TJX Companies, Inc.                                                                                    419,775
                                                                                                                           1,498,637
Retail - Drug Store - 0.2%
             4,900    CVS Corp.                                                                                              153,762
             2,700    Walgreen Co.                                                                                           117,936
                                                                                                                             271,698
Retail - Major Department Stores - 0.8%
            10,100    J.C. Penney Company, Inc.                                                                              759,823
             1,000    Sears Holdings Corp.*                                                                                  174,470
                                                                                                                             934,293
Retail - Office Supplies - 1.2%
            26,900    Office Depot, Inc.*                                                                                  1,129,531
             6,500    OfficeMax, Inc.                                                                                        309,270
                                                                                                                           1,438,801
Retail - Regional Department Stores - 0.6%
             6,300    Dillard's, Inc. - Class A                                                                              190,071
             3,188    Federated Department Stores, Inc.                                                                      139,985
             6,300    Kohl's Corp.*                                                                                          444,780
                                                                                                                             774,836
Retail - Restaurants - 1.5%
             4,500    Darden Restaurants, Inc.                                                                               188,550
            10,000    McDonald's Corp.                                                                                       419,200
            24,500    Starbucks Corp.*                                                                                       924,875
             9,200    Wendy's International, Inc.                                                                            318,320
               400    Yum! Brands, Inc.                                                                                       23,784
                                                                                                                           1,874,729
Savings/Loan/Thrifts - 0%
               400    Washington Mutual, Inc.                                                                                 16,920
Steel - Producers - 1.0%
            19,200    Nucor Corp.*                                                                                         1,121,472
             1,400    United States Steel Corp.                                                                               94,640
                                                                                                                           1,216,112
Steel - Specialty - 0.5%
             7,800    Allegheny Technologies, Inc.                                                                           614,094
Super-Regional Banks - 3.4%
            28,054    Bank of America Corp.                                                                                1,511,268
             5,600    KeyCorp                                                                                                207,984
             3,600    National City Corp.                                                                                    134,100
            13,400    PNC Bank Corp.                                                                                         938,402
             1,900    SunTrust Banks, Inc.                                                                                   150,081
             8,700    U.S. Bancorp                                                                                           294,408
             4,741    Wachovia Corp.                                                                                         263,126
            16,000    Wells Fargo & Co.                                                                                      580,640
                                                                                                                           4,080,009
Telecommunication Equipment - 0%
               200    Tellabs, Inc.*                                                                                           2,108
Telecommunication Equipment - Fiber Optics - 0%
             2,200    Ciena Corp.*                                                                                            51,722
               200    Corning, Inc.*                                                                                           4,086
                                                                                                                              55,808
Telephone - Integrated - 3.1%
            45,350    AT&T, Inc.                                                                                           1,553,238
            36,400    BellSouth Corp.                                                                                      1,641,640
            10,100    CenturyTel, Inc.                                                                                       406,424
             5,100    Citizens Communications Co.                                                                             74,766
             1,700    Verizon Communications, Inc.                                                                            62,900
             4,671    Windstream Corp.                                                                                        64,086
                                                                                                                           3,803,054
Television - 0.7%
             2,000    CBS Corp. - Class B                                                                                     57,880
            22,300    Univision Communications, Inc. - Class A*                                                              781,838
                                                                                                                             839,718
Therapeutics - 0.7%
            12,100    Gilead Sciences, Inc.*                                                                                 833,690
Tobacco - 2.4%
            11,900    Altria Group, Inc.                                                                                     967,827
            17,600    Reynolds American, Inc.                                                                              1,111,616
            14,600    UST, Inc.                                                                                              781,976
                                                                                                                           2,861,419
Tools - Hand Held - 0.1%
             2,600    Snap-On, Inc.                                                                                          122,278
Toys - 0.2%
            12,400    Mattel, Inc.                                                                                           280,612
Transportation - Railroad - 2.5%
            11,600    Burlington Northern Santa Fe Corp.                                                                     899,348
            19,400    CSX Corp.                                                                                              691,998
             6,200    Norfolk Southern Corp.                                                                                 325,934
            12,200    Union Pacific Corp.                                                                                  1,105,686
                                                                                                                           3,022,966
Transportation - Services - 1.2%
             6,000    FedEx Corp.                                                                                            687,240
             5,900    Ryder System, Inc.                                                                                     310,635
             5,300    United Parcel Service, Inc. - Class B                                                                  399,355
                                                                                                                           1,397,230
Travel Services - 0%
               600    Sabre Group Holdings, Inc.                                                                              15,252
Web Portals/Internet Service Providers - 0.7%
             1,700    Google, Inc. - Class A*                                                                                809,863
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $108,128,712)                                                                                   118,433,283
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.5%
         1,822,173    Janus Institutional Cash Reserves Fund, 5.21%                                                        1,822,173
         1,158,223    Janus Money Market Fund, 5.25%                                                                       1,158,223
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,980,396)                                                                                      2,980,396
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $111,109,108) - 100%                                                                      $121,413,679
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Bermuda                                $    917,621                 0.8%
Cayman Islands                              175,590                 0.1%
Netherlands                                 870,504                 0.7%
United States++                         119,449,964                98.4%
                                       ------------               -----
Total                                  $121,413,679               100.0%
                                       ============               =====

++         Includes Short-Term Securities (95.9% excluding Short-Term
           Securities)


Notes to Schedule of Investments (unaudited)

REIT                  Real Estate Investment Trust

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*          Non-income-producing security.

Janus Adviser INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Advertising Agencies - 0.4%
            44,300    Omnicom Group, Inc.                                                                             $    4,494,235
Advertising Sales - 0.3%
            45,500    Lamar Advertising Co.*                                                                               2,624,440
Aerospace and Defense - 1.8%
            72,900    Boeing Co.                                                                                           5,821,794
            65,800    Lockheed Martin Corp.                                                                                5,719,994
            29,900    Northrop Grumman Corp.                                                                               1,985,061
            45,000    Raytheon Co.                                                                                         2,247,750
            17,200    Rockwell Collins, Inc.                                                                                 998,976
                                                                                                                          16,773,575
Aerospace and Defense - Equipment - 0.3%
            53,300    United Technologies Corp.                                                                            3,502,876
Agricultural Chemicals - 0.2%
            41,200    Monsanto Co.                                                                                         1,821,864
Airlines - 1.1%
            76,200    AMR Corp.*                                                                                           2,159,508
            95,600    Continental Airlines, Inc. - Class B*                                                                3,525,728
           319,500    Southwest Airlines Co.                                                                               4,802,085
             8,200    US Airways Group, Inc.*                                                                                408,852
                                                                                                                          10,896,173
Applications Software - 2.0%
            53,300    Citrix Systems, Inc.*                                                                                1,573,949
           114,700    Intuit, Inc.*                                                                                        4,048,910
           405,600    Microsoft Corp.                                                                                     11,644,776
           125,900    Red Hat, Inc.*                                                                                       2,062,242
                                                                                                                          19,329,877
Athletic Footwear - 0%
             4,900    NIKE, Inc. - Class B                                                                                   450,212
Audio and Video Products - 0.1%
             9,700    Harman International Industries, Inc.                                                                  992,795
Automotive - Medium and Heavy Duty Trucks - 0.3%
            75,500    Oshkosh Truck Corp.                                                                                  3,413,355
Automotive - Truck Parts and Equipment - Original - 0.6%
             1,500    Borg-Warner Automotive, Inc.                                                                            86,250
            68,400    Johnson Controls, Inc.                                                                               5,577,336
                                                                                                                           5,663,586
Batteries and Battery Systems - 0.2%
            30,500    Energizer Holdings, Inc.*                                                                            2,383,575
Beverages - Non-Alcoholic - 1.6%
            32,500    Coca-Cola Co.                                                                                        1,518,400
            65,700    Hansen Natural Corp.*                                                                                2,085,975
            69,600    Pepsi Bottling Group, Inc.                                                                           2,200,752
           161,100    PepsiCo, Inc.                                                                                       10,220,184
                                                                                                                          16,025,311
Beverages - Wine and Spirits - 0.7%
            93,500    Brown-Forman Corp. - Class B                                                                         6,749,765
             9,800    Constellation Brands, Inc. - Class A*                                                                  269,402
                                                                                                                           7,019,167
Brewery - 0.2%
            46,900    Anheuser-Busch Companies, Inc.                                                                       2,223,998

Broadcast Services and Programming - 0.2%
             9,400    Discovery Holding Co. - Class A*                                                                       139,496
            29,200    Liberty Global, Inc. - Class A*                                                                        766,208
            53,900    Liberty Media Holding Corp.*                                                                         1,189,573
                                                                                                                           2,095,277
Building - Mobile Home and Manufactured Homes - 0.1%
            20,200    Thor Industries, Inc.                                                                                  885,164
Cable Television - 1.1%
            82,300    Cablevision Systems New York Group - Class A                                                         2,287,117
            66,200    Comcast Corp. - Class A*                                                                             2,692,354
           233,100    DIRECTV Group, Inc.*                                                                                 5,193,468
            26,200    EchoStar Communications Corp. - Class A*                                                               930,624
                                                                                                                          11,103,563
Casino Hotels - 0.4%
             4,300    Harrah's Entertainment, Inc.                                                                           319,619
            18,900    Las Vegas Sands Corp.*                                                                               1,440,180
            33,900    Wynn Resorts, Ltd.*                                                                                  2,493,006
                                                                                                                           4,252,805
Casino Services - 1.1%
           248,500    International Game Technology                                                                       10,563,735
             2,800    Scientific Games Corp. - Class A*                                                                       78,484
                                                                                                                          10,642,219
Cellular Telecommunications - 0.1%
            16,900    Leap Wireless International, Inc.*                                                                     937,274
             1,800    N.I.I. Holdings, Inc.*                                                                                 117,054
                                                                                                                           1,054,328
Chemicals - Diversified - 0.4%
            37,100    E.I. du Pont de Nemours and Co.                                                                      1,699,180
            14,200    PPG Industries, Inc.                                                                                   971,280
            24,600    Rohm & Haas Co.                                                                                      1,274,772
                                                                                                                           3,945,232
Chemicals - Specialty - 0.5%
           104,500    Ecolab, Inc.                                                                                         4,739,075
             8,800    Sigma-Aldrich Corp.                                                                                    660,968
                                                                                                                           5,400,043
Coatings and Paint Products - 0%
             7,400    Sherwin-Williams Co.                                                                                   438,302
Commercial Banks - 0.6%
            36,300    Commerce Bancorp, Inc.                                                                               1,267,596
            21,600    Cullen/Frost Bankers, Inc.                                                                           1,169,856
            71,900    East West Bancorp, Inc.                                                                              2,625,069
             5,000    Synovus Financial Corp.                                                                                146,900
            17,600    TCF Financial Corp.                                                                                    458,128
                                                                                                                           5,667,549
Commercial Services - 0.7%
            79,000    Alliance Data Systems Corp.*                                                                         4,796,880
            19,400    ChoicePoint, Inc.*                                                                                     705,966
             5,500    Convergys Corp.*                                                                                       116,655
            27,400    Iron Mountain, Inc.*                                                                                 1,188,338
                                                                                                                           6,807,839
Commercial Services - Finance - 1.2%
           127,300    Moody's Corp.                                                                                        8,439,990
            99,100    Paychex, Inc.                                                                                        3,912,468
                                                                                                                          12,352,458
Computer Services - 1.1%
             6,100    Affiliated Computer Services, Inc. - Class A*                                                          326,228
            68,600    Ceridian Corp.*                                                                                      1,616,902
            40,900    Cognizant Technology Solutions Corp.*                                                                3,078,952
            59,300    DST Systems, Inc.*                                                                                   3,664,147
            74,600    Electronic Data Systems Corp.                                                                        1,889,618
            14,300    FactSet Research Systems, Inc.                                                                         727,870
                                                                                                                          11,303,717
Computers - 1.3%
            37,000    Apple Computer, Inc.*                                                                                2,999,960
           192,700    Hewlett-Packard Co.                                                                                  7,465,198
            25,100    IBM Corp.                                                                                            2,317,483
                                                                                                                          12,782,641
Computers - Integrated Systems - 0.3%
            36,900    Diebold, Inc.                                                                                        1,611,792
            29,800    NCR Corp.*                                                                                           1,237,296
                                                                                                                           2,849,088
Computers - Memory Devices - 0.3%
            57,100    Network Appliance, Inc.*                                                                             2,084,150
            15,100    SanDisk Corp.*                                                                                         726,310
            17,400    Western Digital Corp.*                                                                                 318,072
                                                                                                                           3,128,532
Computers - Peripheral Equipment - 0.1%
            19,500    Lexmark International Group, Inc. - Class A*                                                         1,240,005
Consulting Services - 0.5%
            53,900    Corporate Executive Board Co.                                                                        4,841,298
Consumer Products - Miscellaneous - 0.1%
            12,000    Kimberly-Clark Corp.                                                                                   798,240
Containers - Paper and Plastic - 0.5%
             9,700    Packaging Corporation of America                                                                       222,809
           146,100    Pactiv Corp.*                                                                                        4,505,724
                                                                                                                           4,728,533
Cosmetics and Toiletries - 3.6%
            19,900    Alberto-Culver Co.                                                                                   1,011,119
            31,300    Avon Products, Inc.                                                                                    951,833
           184,500    Colgate-Palmolive Co.                                                                               11,802,465
            18,200    Estee Lauder Companies, Inc. - Class A                                                                 735,098
            52,300    International Flavors & Fragrances, Inc.                                                             2,221,704
           287,134    Procter & Gamble Co.                                                                                18,201,424
                                                                                                                          34,923,643
Data Processing and Management - 1.6%
            65,600    Acxiom Corp.                                                                                         1,623,600
            97,000    Automatic Data Processing, Inc.                                                                      4,795,680
            11,000    Dun & Bradstreet Corp.*                                                                                849,640
             3,800    Fair Issac Corp.                                                                                       139,194
            19,200    Fidelity National Information Services, Inc.                                                           798,144
           107,900    First Data Corp.                                                                                     2,616,575
             2,300    Fiserv, Inc.*                                                                                          113,620
            45,500    Global Payments, Inc.                                                                                1,988,805
             3,600    MasterCard, Inc. - Class A                                                                             266,760
            43,800    MoneyGram International, Inc.                                                                        1,498,398
            23,800    SEI Investments Co.                                                                                  1,339,464
                                                                                                                          16,029,880
Dental Supplies and Equipment - 0.1%
            40,000    Dentsply International, Inc.                                                                         1,251,200
Diagnostic Kits - 0.3%
            37,400    IDEXX Laboratories, Inc.*                                                                            3,112,054
Dialysis Centers - 0%
             8,000    Davita, Inc.*                                                                                          445,040
Disposable Medical Products - 0.1%
            14,900    C.R. Bard, Inc.                                                                                      1,221,204
Distribution/Wholesale - 0.3%
            31,700    Fastenal Co.                                                                                         1,275,608
            19,800    WESCO International, Inc.*                                                                           1,292,346
                                                                                                                           2,567,954
Diversified Operations - 4.5%
             1,300    3M Co.                                                                                                 102,492
            54,800    Brink's Co.                                                                                          2,876,452
            35,800    Carlisle Companies, Inc.                                                                             2,996,102
            25,200    Danaher Corp.                                                                                        1,808,604
           105,200    Dover Corp.                                                                                          4,997,000
           635,300    General Electric Co.                                                                                22,305,382
             9,900    Harsco Corp.                                                                                           808,137
             7,000    Honeywell International, Inc.                                                                          294,840
             5,700    Illinois Tool Works, Inc.                                                                              273,201
            10,100    ITT Corp.                                                                                              549,339
            31,600    Leggett & Platt, Inc.                                                                                  737,860
            51,900    Parker Hannifin Corp.                                                                                4,340,397
            19,600    Textron, Inc.                                                                                        1,782,228
                                                                                                                          43,872,034
Diversified Operations - Commercial Services - 0.5%
           138,300    ARAMARK Corp. - Class B                                                                              4,623,369
Drug Delivery Systems - 0%
             8,400    Hospira, Inc.*                                                                                         305,340
E-Commerce/Products - 0.2%
            36,300    Nutri/Syestem, Inc.*                                                                                 2,238,984
E-Commerce/Services - 0.1%
           107,300    Emdeon Corp.*                                                                                        1,250,045
Electric - Generation - 0.3%
           134,400    AES Corp.*                                                                                           2,955,456
Electric - Integrated - 1.0%
            80,300    Allegheny Energy, Inc.*                                                                              3,455,309
             8,000    DPL, Inc.                                                                                              229,760
            78,400    Exelon Corp.                                                                                         4,859,232
            21,000    TXU Corp.                                                                                            1,325,730
                                                                                                                           9,870,031
Electric Products - Miscellaneous - 1.4%
           107,100    Emerson Electric Co.                                                                                 9,039,240
           152,600    Molex, Inc.                                                                                          5,325,740
                                                                                                                          14,364,980
Electronic Components - Semiconductors - 0.9%
           146,600    Agere Systems, Inc.*                                                                                 2,489,268
            13,100    Freescale Semiconductor, Inc. - Class B*                                                               515,223
            93,300    Micron Technology, Inc.*                                                                             1,348,185
            23,900    NVIDIA Corp.*                                                                                          833,393
           198,900    QLogic Corp.*                                                                                        4,093,362
                                                                                                                           9,279,431
Electronic Connectors - 0.4%
            29,800    Amphenol Corp. - Class A                                                                             2,023,420
            46,500    Thomas & Betts Corp.*                                                                                2,396,145
                                                                                                                           4,419,565
Electronic Forms - 0.2%
            41,778    Adobe Systems, Inc.*                                                                                 1,598,009
Electronic Measuring Instruments - 0.4%
            18,600    Agilent Technologies, Inc.*                                                                            662,160
            14,100    National Instruments Corp.                                                                             439,638
            50,200    Tektronix, Inc.                                                                                      1,524,574
            35,200    Trimble Navigation, Ltd.*                                                                            1,626,944
                                                                                                                           4,253,316
Energy - Alternate Sources - 0.1%
            67,000    Covanta Holding Corp.*                                                                               1,362,110
Engineering - Research and Development Services - 0%
             1,900    Fluor Corp.                                                                                            149,017
             1,700    Jacobs Engineering Group, Inc.*                                                                        128,418
                                                                                                                             277,435
Engines - Internal Combustion - 0.3%
            24,000    Cummins, Inc.                                                                                        3,047,520
Enterprise Software/Services - 0.8%
           181,500    BEA Systems, Inc.*                                                                                   2,953,005
            61,200    BMC Software, Inc.*                                                                                  1,854,972
           146,544    Oracle Corp.*                                                                                        2,706,668
                                                                                                                           7,514,645
Fiduciary Banks - 1.3%
            18,800    Bank of New York Company, Inc.                                                                         646,156
            17,700    Investors Financial Services Corp.                                                                     695,964
            38,500    Mellon Financial Corp.                                                                               1,493,800
            83,900    Northern Trust Corp.                                                                                 4,926,608
            87,900    State Street Corp.                                                                                   5,645,817
                                                                                                                          13,408,345
Filtration and Separations Products - 0%
             9,700    Donaldson Company, Inc.                                                                                364,235
Finance - Consumer Loans - 0.7%
            39,000    First Marblehead Corp.                                                                               2,630,550
            83,800    SLM Corp.                                                                                            4,079,384
                                                                                                                           6,709,934
Finance - Credit Card - 0.1%
            15,900    American Express Co.                                                                                   919,179
             2,000    Capital One Financial Corp.                                                                            158,660
                                                                                                                           1,077,839
Finance - Investment Bankers/Brokers - 2.3%
            21,000    Charles Schwab Corp.                                                                                   382,620
             5,100    E*TRADE Financial Corp.*                                                                               118,728
            59,600    Goldman Sachs Group, Inc.                                                                           11,311,484
             8,800    Investment Technology Group, Inc.*                                                                     410,960
             2,700    Lehman Brothers Holdings, Inc.                                                                         210,168
            59,900    Merrill Lynch & Company, Inc.                                                                        5,236,458
            60,700    Morgan Stanley Co.                                                                                   4,639,301
                                                                                                                          22,309,719
Finance - Mortgage Loan Banker - 0.3%
            36,900    Freddie Mac                                                                                          2,545,731
Finance - Other Services - 1.3%
            20,400    Chicago Mercantile Exchange Holdings, Inc.                                                          10,220,400
             5,400    IntercontinentalExchange, Inc.*                                                                        455,868
           100,100    Western Union Co.*                                                                                   2,207,205
                                                                                                                          12,883,473
Financial Guarantee Insurance - 0.1%
            13,900    Ambac Financial Group, Inc.                                                                          1,160,511
Food - Diversified - 1.6%
            99,200    Campbell Soup Co.                                                                                    3,708,096
            45,300    General Mills, Inc.                                                                                  2,573,946
            95,000    H.J. Heinz Co.                                                                                       4,005,200
            37,300    Kellogg Co.                                                                                          1,876,563
            98,000    McCormick & Company, Inc.                                                                            3,665,200
                                                                                                                          15,829,005
Food - Retail - 0%
            22,000    Kroger Co.                                                                                             494,780
Food - Wholesale/Distribution - 0.1%
            35,100    Sysco Corp.                                                                                          1,227,798
Garden Products - 0.1%
            21,600    Toro Co.                                                                                               932,256
Gold Mining - 0.2%
            35,500    Newmont Mining Corp.                                                                                 1,607,085
Hazardous Waste Disposal - 0.2%
            30,800    Stericycle, Inc.*                                                                                    2,177,868
Health Care Cost Containment - 0.4%
            81,900    McKesson Corp.                                                                                       4,102,371
Home Decoration Products - 0.1%
            48,800    Newell Rubbermaid, Inc.                                                                              1,404,464
Hospital Beds and Equipment - 0.2%
            32,300    Hillenbrand Industries, Inc.                                                                         1,895,364

Hotels and Motels - 0.2%
            11,700    Choice Hotels International, Inc.                                                                      490,464
            37,000    Hilton Hotels Corp.                                                                                  1,070,040
            17,400    Marriott International, Inc. - Class A                                                                 726,798
                                                                                                                           2,287,302
Human Resources - 0.6%
            58,900    Manpower, Inc.                                                                                       3,991,653
            44,300    Robert Half International, Inc.                                                                      1,619,165
                                                                                                                           5,610,818
Identification Systems and Devices - 0.1%
            43,300    Symbol Technologies, Inc.                                                                              646,469
Independent Power Producer - 0%
             1,300    NRG Energy, Inc.*                                                                                       62,595
Industrial Automation and Robotics - 0.2%
            25,800    Rockwell Automation, Inc.                                                                            1,599,600
Industrial Gases - 0.1%
            19,000    Air Products and Chemicals, Inc.                                                                     1,323,730
Instruments - Controls - 0.5%
            30,200    Mettler-Toledo International, Inc.*                                                                  2,073,230
            64,800    Thermo Electron Corp.*                                                                               2,777,976
                                                                                                                           4,851,206
Instruments - Scientific - 0.5%
           101,500    Applera Corp. - Applied Biosystems Group                                                             3,785,950
            12,800    Fisher Scientific International, Inc.*                                                               1,095,936
                                                                                                                           4,881,886
Insurance Brokers - 0.5%
            17,900    Arthur J. Gallagher & Co.                                                                              498,515
           140,200    Brown & Brown, Inc.                                                                                  4,102,252
                                                                                                                           4,600,767
Internet Infrastructure Software - 0.8%
           174,200    Akamai Technologies, Inc.*                                                                           8,163,012
Investment Management and Advisory Services - 2.4%
            41,300    Affiliated Managers Group, Inc.*                                                                     4,135,782
            26,200    BlackRock, Inc.                                                                                      3,952,008
             8,700    Eaton Vance Corp.                                                                                      270,048
            36,800    Federated Investors, Inc. - Class B                                                                  1,261,872
            43,600    Franklin Resources, Inc.                                                                             4,968,656
            27,500    Legg Mason, Inc.                                                                                     2,475,550
            73,200    Nuveen Investments - Class A                                                                         3,608,760
            60,100    T. Rowe Price Group, Inc.                                                                            2,843,331
                                                                                                                          23,516,007
Life and Health Insurance - 0.6%
           104,200    AFLAC, Inc.                                                                                          4,680,664
             3,500    Principal Financial Group, Inc.                                                                        197,715
            10,400    Prudential Financial, Inc.                                                                             800,072
                                                                                                                           5,678,451
Machine Tools and Related Products - 0.1%
            22,100    Lincoln Electric Holdings, Inc.                                                                      1,358,929
Machinery - Construction and Mining - 0.4%
            52,000    Caterpillar, Inc.                                                                                    3,156,920
             7,400    Terex Corp.*                                                                                           383,024
                                                                                                                           3,539,944
Machinery - General Industrial - 0.3%
            50,800    Gardner Denver Machinery, Inc.*                                                                      1,726,692
            32,000    Manitowoc Company, Inc.                                                                              1,756,160
                                                                                                                           3,482,852
Machinery - Pumps - 0%
             3,900    Graco, Inc.                                                                                            158,964

Medical - Biomedical and Genetic - 1.1%
            15,476    Amgen, Inc.*                                                                                         1,174,783
           134,500    Celgene Corp.*                                                                                       7,187,680
            23,000    Genentech, Inc.*                                                                                     1,915,900
             4,600    Millipore Corp.*                                                                                       296,838
                                                                                                                          10,575,201
Medical - Drugs - 3.3%
            29,900    Abbott Laboratories                                                                                  1,420,549
            45,100    Bristol-Myers Squibb Co.                                                                             1,116,225
            61,000    Cephalon, Inc.*                                                                                      4,280,980
            25,800    Eli Lilly and Co.                                                                                    1,445,058
             7,100    Endo Pharmaceuticals Holdings, Inc.*                                                                   202,634
            95,900    Forest Laboratories, Inc.*                                                                           4,693,346
            21,100    MedImmune, Inc.*                                                                                       676,044
           259,100    Merck & Company, Inc.                                                                               11,768,322
            75,200    Schering-Plough Corp.                                                                                1,664,928
            94,500    Wyeth                                                                                                4,822,335
                                                                                                                          32,090,421
Medical - Generic Drugs - 0.7%
           104,600    Barr Pharmaceuticals, Inc.*                                                                          5,477,902
            79,000    Mylan Laboratories, Inc.                                                                             1,619,500
                                                                                                                           7,097,402
Medical - HMO - 1.7%
             2,750    Coventry Health Care, Inc.*                                                                            129,113
            12,500    Health Net, Inc.*                                                                                      518,875
            64,700    Humana, Inc.*                                                                                        3,882,000
            73,900    Sierra Health Services, Inc.*                                                                        2,530,336
           105,860    UnitedHealth Group, Inc.                                                                             5,163,850
            42,900    WellCare Health Plans, Inc.*                                                                         2,520,375
            26,116    WellPoint, Inc.*                                                                                     1,993,173
                                                                                                                          16,737,722
Medical - Hospitals - 0.1%
             6,100    HCA, Inc.                                                                                              308,172
             1,100    Health Management Associates, Inc. - Class A                                                            21,670
            13,800    Universal Health Services, Inc. - Class B                                                              730,710
                                                                                                                           1,060,552
Medical - Nursing Homes - 0.5%
           104,800    Manor Care, Inc.                                                                                     5,029,352
Medical - Wholesale Drug Distributors - 0.8%
             8,800    AmerisourceBergen Corp.                                                                                415,360
           119,500    Cardinal Health, Inc.                                                                                7,821,275
                                                                                                                           8,236,635
Medical Information Systems - 0.1%
            32,100    IMS Health, Inc.                                                                                       893,985
Medical Instruments - 0.4%
            17,100    Edwards Lifesciences Corp.*                                                                            734,103
             1,300    Intuitive Surgical, Inc.*                                                                              128,934
            64,400    Medtronic, Inc.                                                                                      3,134,992
             1,200    Techne Corp.*                                                                                           67,056
                                                                                                                           4,065,085
Medical Labs and Testing Services - 1.4%
            63,200    Covance, Inc.*                                                                                       3,697,200
           103,500    Laboratory Corporation of America Holdings*                                                          7,088,715
            55,800    Quest Diagnostics, Inc.                                                                              2,775,492
                                                                                                                          13,561,407

Medical Products - 1.6%
            69,900    Baxter International, Inc.                                                                           3,213,303
            40,200    Becton, Dickinson and Co.                                                                            2,815,206
            42,600    Henry Schein, Inc.*                                                                                  2,116,794
            96,500    Johnson & Johnson                                                                                    6,504,100
            20,000    Varian Medical Systems, Inc.*                                                                        1,097,200
             7,100    Zimmer Holdings, Inc.*                                                                                 511,271
                                                                                                                          16,257,874
Metal - Aluminum - 0.2%
            79,300    Alcoa, Inc.                                                                                          2,292,563
Metal - Diversified - 0%
             4,200    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         254,016
Metal Processors and Fabricators - 0.1%
            11,700    Precision Castparts Corp.                                                                              796,302
Motorcycle and Motor Scooter Manufacturing - 0.2%
            28,500    Harley-Davidson, Inc.                                                                                1,955,955
Multi-Line Insurance - 0.4%
            56,500    American International Group, Inc.                                                                   3,795,105
            13,800    HCC Insurance Holdings, Inc.                                                                           464,508
                                                                                                                           4,259,613
Multimedia - 2.1%
            90,600    McGraw-Hill Companies, Inc.                                                                          5,813,802
            31,600    Meredith Corp.                                                                                       1,659,000
           235,500    News Corporation, Inc. - Class A                                                                     4,910,175
            43,800    Time Warner, Inc.                                                                                      876,438
           207,790    Walt Disney Co.                                                                                      6,537,073
                                                                                                                          19,796,488
Music - 0.1%
            45,800    Warner Music Group Corp.                                                                             1,187,594
Networking Products - 0.2%
            95,900    Cisco Systems, Inc.*                                                                                 2,314,067
Non-Ferrous Metals - 0.1%
            26,900    Titanium Metals Corp.*                                                                                 793,012
Non-Hazardous Waste Disposal - 0.8%
             8,000    Allied Waste Industries, Inc.*                                                                          97,200
            21,900    Republic Services, Inc.                                                                                898,119
           179,100    Waste Management, Inc.                                                                               6,712,668
                                                                                                                           7,707,987
Office Automation and Equipment - 0%
               800    Pitney Bowes, Inc.                                                                                      37,368
Office Supplies and Forms - 0%
             1,900    Avery Dennison Corp.                                                                                   119,966
Oil - Field Services - 0.6%
            62,900    Baker Hughes, Inc.                                                                                   4,343,245
             8,300    BJ Services Co.                                                                                        250,328
             6,500    Halliburton Co.                                                                                        210,275
            24,200    Oceaneering International, Inc.*                                                                       870,958
            24,600    TETRA Technologies, Inc.*                                                                              637,140
                                                                                                                           6,311,946
Oil Companies - Exploration and Production - 0%
             1,600    CNX Gas Corp.*                                                                                          41,840
Oil Companies - Integrated - 0.2%
            32,600    Exxon Mobil Corp.                                                                                    2,328,292
Oil Field Machinery and Equipment - 0.5%
            31,400    Cameron International Corp.*                                                                         1,573,140
            49,600    FMC Technologies, Inc.*                                                                              2,998,320
                                                                                                                           4,571,460
Oil Refining and Marketing - 0.1%
            15,200    Frontier Oil Corp.                                                                                     446,880
            21,300    Holly Corp.                                                                                          1,013,028
                                                                                                                           1,459,908

Optical Supplies - 1.1%
             7,900    Advanced Medical Optics, Inc.*                                                                         322,715
            95,133    Allergan, Inc.                                                                                      10,987,862
                                                                                                                          11,310,577
Pharmacy Services - 1.9%
            62,466    Caremark Rx, Inc.                                                                                    3,075,201
           117,100    Express Scripts, Inc. - Class A*                                                                     7,461,612
           137,683    Medco Health Solutions, Inc.*                                                                        7,366,041
                                                                                                                          17,902,854
Physician Practice Management - 0%
             7,000    Pediatrix Medical Group, Inc.*                                                                         314,510
Pipelines - 0.2%
            30,300    El Paso Corp.                                                                                          415,110
            19,500    Kinder Morgan, Inc.                                                                                  2,049,450
                                                                                                                           2,464,560
Private Corrections - 0.2%
            49,850    Corrections Corporation of America*                                                                  2,277,647
Property and Casualty Insurance - 0.7%
             1,000    Markel Corp.*                                                                                          399,500
            17,100    Philadelphia Consolidated Holding Corp.*                                                               668,952
           192,800    Progressive Corp.                                                                                    4,659,976
            45,100    W. R. Berkley Corp.                                                                                  1,662,386
                                                                                                                           7,390,814
Publishing - Newspapers - 0.1%
            17,300    Dow Jones & Company, Inc.                                                                              607,057
Real Estate Management/Services - 1.1%
           232,600    CB Richard Ellis Group, Inc.*                                                                        6,984,978
            42,500    Jones Lang LaSalle, Inc.                                                                             3,910,000
                                                                                                                          10,894,978
Real Estate Operating/Development - 0.5%
            91,700    Forest City Enterprises, Inc. - Class A                                                              5,034,330
REIT - Apartments - 0.3%
            11,800    Essex Property Trust, Inc.                                                                           1,572,704
            50,100    United Dominion Realty Trust, Inc.                                                                   1,621,737
                                                                                                                           3,194,441
REIT - Health Care - 0%
             2,300    Ventas, Inc.                                                                                            89,654
REIT - Mortgages - 0.2%
            74,100    CapitalSource, Inc.                                                                                  2,055,534
REIT - Office Property - 0.8%
            18,200    Kilroy Realty Corp.                                                                                  1,371,006
            54,200    SL Green Realty Corp.                                                                                6,560,910
                                                                                                                           7,931,916
REIT - Regional Malls - 0%
             1,700    Taubman Centers, Inc.                                                                                   79,730
REIT - Shopping Centers - 0%
             6,200    Developers Diversified Realty Corp.                                                                    377,580
               200    Federal Realty Investment Trust                                                                         16,030
                                                                                                                             393,610
REIT - Storage - 0%
             5,458    Public Storage, Inc.                                                                                   489,637
Research and Development - 0.4%
           111,100    Pharmaceutical Product Development, Inc.                                                             3,516,315
Respiratory Products - 0.1%
            30,200    ResMed, Inc.*                                                                                        1,328,498

Retail - Apparel and Shoe - 1.3%
            70,600    American Eagle Outfitters, Inc.                                                                      3,233,480
            69,900    AnnTaylor Stores Corp.*                                                                              3,076,998
            54,500    Claire's Stores, Inc.                                                                                1,545,075
            24,300    Foot Locker, Inc.                                                                                      563,517
            88,000    Limited, Inc.                                                                                        2,593,360
            75,500    Ross Stores, Inc.                                                                                    2,221,965
                                                                                                                          13,234,395
Retail - Arts and Crafts - 0.1%
            26,500    Michaels Stores, Inc.*                                                                               1,165,735
Retail - Auto Parts - 0%
             2,800    AutoZone, Inc.*                                                                                        313,600
Retail - Automobile - 0.2%
            25,300    CarMax, Inc.*                                                                                        1,120,790
            21,000    Copart, Inc.*                                                                                          607,530
                                                                                                                           1,728,320
Retail - Building Products - 0%
             7,200    Lowe's Companies, Inc.                                                                                 217,008
Retail - Catalog Shopping - 0%
            10,600    MSC Industrial Direct Company, Inc. - Class A                                                          433,752
Retail - Computer Equipment - 0.1%
             9,900    GameStop Corp. - Class A*                                                                              505,494
Retail - Consumer Electronics - 0.3%
           128,300    Circuit City Stores, Inc.                                                                            3,461,534
Retail - Discount - 1.0%
            60,100    Costco Wholesale Corp.                                                                               3,208,138
            18,600    Dollar Tree Stores, Inc.*                                                                              578,274
            91,900    Family Dollar Stores, Inc.                                                                           2,706,455
             1,300    Target Corp.                                                                                            76,934
           122,300    TJX Companies, Inc.                                                                                  3,540,585
                                                                                                                          10,110,386
Retail - Drug Store - 0.1%
            25,000    CVS Corp.                                                                                              784,500
             9,800    Walgreen Co.                                                                                           428,064
                                                                                                                           1,212,564
Retail - Major Department Stores - 0.2%
            26,400    J.C. Penney Company, Inc.                                                                            1,986,072
Retail - Office Supplies - 0.3%
            59,600    Office Depot, Inc.*                                                                                  2,502,604
Retail - Regional Department Stores - 0.3%
            15,800    Federated Department Stores, Inc.                                                                      693,778
            32,600    Kohl's Corp.*                                                                                        2,301,560
                                                                                                                           2,995,338
Retail - Restaurants - 0.9%
            20,900    Darden Restaurants, Inc.                                                                               875,710
           145,500    Starbucks Corp.*                                                                                     5,492,625
            44,559    Tim Hortons, Inc.                                                                                    1,287,755
            47,800    Wendy's International, Inc.                                                                          1,653,880
             1,600    Yum! Brands, Inc.                                                                                       95,136
                                                                                                                           9,405,106
Retail - Sporting Goods - 0.1%
            10,300    Dick's Sporting Goods, Inc.*                                                                           512,528
Savings/Loan/Thrifts - 0.6%
           378,400    Hudson City Bancorp, Inc.                                                                            5,195,432
            27,200    People's Bank                                                                                        1,107,040
                                                                                                                           6,302,472
Schools - 0.4%
            60,200    ITT Educational Services, Inc.*                                                                      4,150,790
             3,500    Laureate Education, Inc.*                                                                              184,520
                                                                                                                           4,335,310
Semiconductor Components/Integrated Circuits - 0.2%
           111,000    Integrated Device Technology, Inc.*                                                                  1,759,350
Semiconductor Equipment - 0.3%
            60,300    Lam Research Corp.*                                                                                  2,981,835
Soap and Cleaning Preparations - 0%
             5,500    Church & Dwight Company, Inc.                                                                          223,135
Steel - Producers - 0.1%
             6,500    Carpenter Technology Corp.                                                                             695,435
Steel - Specialty - 0.2%
            31,600    Allegheny Technologies, Inc.                                                                         2,487,868
Super-Regional Banks - 0.4%
            20,140    Wachovia Corp.                                                                                       1,117,770
            84,000    Wells Fargo & Co.                                                                                    3,048,360
                                                                                                                           4,166,130
Telecommunication Equipment - 0%
             6,200    Avaya, Inc.*                                                                                            79,422
             4,500    Harris Corp.                                                                                           191,700
                                                                                                                             271,122
Telephone - Integrated - 0%
               400    Telephone and Data Systems, Inc.                                                                        19,540
Television - 0.5%
           151,500    Univision Communications, Inc. - Class A*                                                            5,311,590
Therapeutics - 0.6%
            15,000    Amylin Pharmaceuticals, Inc.*                                                                          659,400
            71,600    Gilead Sciences, Inc.*                                                                               4,933,240
            26,600    ImClone Systems, Inc.*                                                                                 832,314
                                                                                                                           6,424,954
Tobacco - 1.6%
           129,400    Altria Group, Inc.                                                                                  10,524,102
            99,600    UST, Inc.                                                                                            5,334,576
                                                                                                                          15,858,678
Transportation - Marine - 0%
             6,100    Kirby Corp.*                                                                                           213,683
Transportation - Railroad - 1.4%
            52,100    Burlington Northern Santa Fe Corp.                                                                   4,039,313
            69,000    CSX Corp.                                                                                            2,461,230
            56,000    Norfolk Southern Corp.                                                                               2,943,920
            54,100    Union Pacific Corp.                                                                                  4,903,083
                                                                                                                          14,347,546
Transportation - Services - 3.1%
           196,800    C.H. Robinson Worldwide, Inc.                                                                        8,214,432
           135,700    Expeditors International of Washington, Inc.                                                         6,433,537
            68,900    FedEx Corp.                                                                                          7,891,806
            98,300    United Parcel Service, Inc. - Class B                                                                7,406,905
                                                                                                                          29,946,680
Transportation - Truck - 0.1%
             5,700    Con-Way, Inc.                                                                                          268,869
             7,900    J.B. Hunt Transport Services, Inc.                                                                     170,956
             1,800    Landstar System, Inc.                                                                                   83,592
             3,500    Swift Transportation Company, Inc.*                                                                     88,025
                                                                                                                             611,442
Veterinary Diagnostics - 0.4%
           117,300    VCA Antech, Inc.*                                                                                    3,797,001
Web Portals/Internet Service Providers - 1.1%
            23,900    Google, Inc. - Class A*                                                                             11,385,721
Wireless Equipment - 1.1%
            99,029    American Tower Corp. - Class A*                                                                      3,567,025
           214,300    Crown Castle International Corp.*                                                                    7,211,195
             7,200    QUALCOMM, Inc.                                                                                         262,008
             6,300    SBA Communications Corp. - Class A*                                                                    168,273
                                                                                                                          11,208,501
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $891,622,322)                                                                                   957,851,531
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.1%
         4,550,000    Janus Institutional Cash Reserves Fund, 5.21%                                                        4,550,000
        36,826,744    Janus Money Market Fund, 5.25%                                                                      36,826,744
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $41,376,744)                                                                                    41,376,744
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.2%
         2,000,000    U.S. Treasury Bill, 0%, due 12/21/06 (amortized cost $1,986,625)**                                   1,986,625

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $934,985,691) - 100%                                                                    $1,001,214,900
====================================================================================================================================

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                      Value    % of Investment Securities
United States++                   $  1,001,214,900              100.0%
                                  ----------------              -----
                Total             $  1,001,214,900              100.0%
                                  ================              =====

++ Includes Short-Term Securities (95.7% excluding Short-Term Securities)

Schedule of Futures Contracts
As of October 31, 2006

Financial Futures - Long
--------------------------------------------------------------------------------
359 Contracts  S&P 500(R) (E-mini)
               expires December 2006, principal
               amount $24,544,077, value $24,828,440
               cumulative appreciation  ................................$284,363
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*           Non-income-producing security.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                       $1,986,625

Janus Adviser INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.0%
Aerospace and Defense - 1.2%
               400    Armor Holdings, Inc.*                                                                              $    20,584
             1,500    General Dynamics Corp.                                                                                 106,650
             1,200    Northrop Grumman Corp.                                                                                  79,668
             1,900    Raytheon Co.                                                                                            94,905
                                                                                                                             301,807
Aerospace and Defense - Equipment - 0.2%
               800    United Technologies Corp.                                                                               52,576
Agricultural Operations - 0.9%
             5,900    Archer-Daniels-Midland Co.                                                                             227,150
Airlines - 0.4%
             1,100    AMR Corp.*                                                                                              31,174
             4,600    Southwest Airlines Co.                                                                                  69,138
               300    UAL Corp.*                                                                                              10,782
                                                                                                                             111,094
Apparel Manufacturers - 0.4%
             1,500    Jones Apparel Group, Inc.                                                                               50,100
               700    V. F. Corp.                                                                                             53,207
                                                                                                                             103,307
Appliances - 0.2%
               500    Whirlpool Corp.                                                                                         43,465
Automotive - Cars and Light Trucks - 0%
               200    General Motors Corp.                                                                                     6,984
Automotive - Medium and Heavy Duty Trucks - 0%
               100    PACCAR, Inc.                                                                                             5,921
Automotive - Truck Parts and Equipment - Original - 1.1%
             1,600    Autoliv, Inc.                                                                                           90,992
               200    Borg-Warner Automotive, Inc.                                                                            11,500
             2,200    Johnson Controls, Inc.                                                                                 179,388
                                                                                                                             281,880
Batteries and Battery Systems - 0.1%
               300    Energizer Holdings, Inc.*                                                                               23,445
Beverages - Non-Alcoholic - 0.4%
               600    Coca-Cola Co.                                                                                           28,032
             1,300    Coca-Cola Enterprises, Inc.                                                                             26,039
             1,200    Pepsi Bottling Group, Inc.                                                                              37,944
                                                                                                                              92,015
Beverages - Wine and Spirits - 0%
               200    Constellation Brands, Inc. - Class A*                                                                    5,498
Brewery - 0.2%
               500    Anheuser-Busch Companies, Inc.                                                                          23,710
               500    Molson Coors Brewing Co. - Class B                                                                      35,590
                                                                                                                              59,300
Broadcast Services and Programming - 0.6%
               100    Clear Channel Communications, Inc.                                                                       3,485
               200    Liberty Global, Inc. - Class A*                                                                          5,248
               900    Liberty Media Holding Corp.*                                                                            19,863
             1,300    Liberty Media Holding Corp. - Class A*                                                                 115,778
                                                                                                                             144,374
Cable Television - 0.5%
             1,800    Cablevision Systems New York Group - Class A                                                            50,022
             1,800    Comcast Corp. - Class A*                                                                                73,206
                                                                                                                             123,228
Casino Hotels - 0.1%
               200    Harrah's Entertainment, Inc.                                                                            14,866
Cellular Telecommunications - 0.2%
               700    Leap Wireless International, Inc.*                                                                      38,822
Chemicals - Diversified - 0.3%
               600    E.I. du Pont de Nemours and Co.                                                                         27,480
               100    FMC Corp.                                                                                                6,855
               700    Rohm & Haas Co.                                                                                         36,274
                                                                                                                              70,609
Chemicals - Specialty - 0.6%
             1,000    Albemarle Corp.                                                                                         65,030
               200    Cabot Corp.                                                                                              7,910
               800    Cytec Industries, Inc.                                                                                  44,312
               200    Lubrizol Corp.                                                                                           9,000
               300    Sigma-Aldrich Corp.                                                                                     22,533
                                                                                                                             148,785
Coatings and Paint Products - 0.2%
               300    Sherwin-Williams Co.                                                                                    17,769
               700    Valspar Corp.                                                                                           18,753
                                                                                                                              36,522
Commercial Banks - 3.7%
             1,000    AmSouth Bancorporation                                                                                  30,220
               700    BancorpSouth, Inc.                                                                                      17,885
               400    Bank of Hawaii Corp.                                                                                    20,868
             3,100    BB&T Corp.                                                                                             134,912
             2,900    Colonial BancGroup, Inc.                                                                                69,136
             1,100    Commerce Bancshares, Inc.                                                                               54,461
             1,200    Compass Bancshares, Inc.                                                                                67,512
               900    Cullen/Frost Bankers, Inc.                                                                              48,744
               100    First Horizon National Corp.                                                                             3,932
               900    M&T Bank Corp.                                                                                         109,629
               600    Mercantile Bankshares Corp.                                                                             27,048
             1,000    North Fork Bancorporation, Inc.                                                                         28,580
             2,100    Regions Financial Corp.                                                                                 79,695
               200    Synovus Financial Corp.                                                                                  5,876
               100    TCF Financial Corp.                                                                                      2,603
               300    TD Banknorth, Inc.                                                                                       8,874
               300    UnionBanCal Corp.                                                                                       17,274
             3,010    Valley National Bancorp                                                                                 78,441
             1,700    Whitney Holding Corp.                                                                                   55,522
             1,200    Zions Bancorporation                                                                                    96,480
                                                                                                                             957,692
Commercial Services - 0.3%
             3,700    Convergys Corp.*                                                                                        78,477
               200    Quanta Services, Inc.*                                                                                   3,660
                                                                                                                              82,137
Computer Services - 0.4%
               100    Affiliated Computer Services, Inc. - Class A*                                                            5,348
               400    Ceridian Corp.*                                                                                          9,428
               600    Computer Sciences Corp.*                                                                                31,710
             1,700    Electronic Data Systems Corp.                                                                           43,061
                                                                                                                              89,547
Computers - 0.9%
             4,600    Hewlett-Packard Co.                                                                                    178,204
               500    IBM Corp.                                                                                               46,165
                                                                                                                             224,369
Computers - Integrated Systems - 0.2%
               200    Diebold, Inc.                                                                                            8,736
             1,000    NCR Corp.*                                                                                              41,520
                                                                                                                              50,256
Computers - Peripheral Equipment - 0.1%
               300    Lexmark International Group, Inc. - Class A*                                                            19,077
Consumer Products - Miscellaneous - 0.3%
               900    Clorox Co.                                                                                              58,104
               200    Kimberly-Clark Corp.                                                                                    13,304
               100    Scotts Miracle-Gro Co. - Class A                                                                         4,946
                                                                                                                              76,354
Containers - Paper and Plastic - 0.7%
             2,700    Bemis Company, Inc.                                                                                     90,774
               100    Sealed Air Corp.                                                                                         5,952
             2,400    Sonoco Products Co.                                                                                     85,152
                                                                                                                             181,878
Cosmetics and Toiletries - 2.8%
               400    Alberto-Culver Co.                                                                                      20,324
             1,700    Colgate-Palmolive Co.                                                                                  108,749
               600    International Flavors & Fragrances, Inc.                                                                25,488
             9,100    Procter & Gamble Co.                                                                                   576,849
                                                                                                                             731,410
Data Processing and Management - 0%
               100    Fidelity National Information Services, Inc.                                                             4,157
Distribution/Wholesale - 0.4%
             1,000    Genuine Parts Co.                                                                                       45,520
               900    Ingram Micro, Inc. - Class A*                                                                           18,549
               400    Tech Data Corp.*                                                                                        15,740
               400    W.W. Grainger, Inc.                                                                                     29,112
                                                                                                                             108,921
Diversified Operations - 5.1%
               300    Brink's Co.                                                                                             15,747
               100    Carlisle Companies, Inc.                                                                                 8,369
             1,600    Crane Co.                                                                                               62,304
               600    Dover Corp.                                                                                             28,500
               500    Eaton Corp.                                                                                             36,215
            23,900    General Electric Co.                                                                                   839,129
               100    Honeywell International, Inc.                                                                            4,212
               800    Leggett & Platt, Inc.                                                                                   18,680
             5,200    Leucadia National Corp.                                                                                137,124
             1,000    Parker Hannifin Corp.                                                                                   83,630
               300    PPG Industries, Inc.                                                                                    20,520
               400    SPX Corp.                                                                                               23,008
               300    Textron, Inc.                                                                                           27,279
                                                                                                                           1,304,717
Electric - Integrated - 3.3%
             1,700    Alliant Energy Corp.                                                                                    65,195
               100    Consolidated Edison, Inc.                                                                                4,835
               400    Dominion Resources, Inc.                                                                                32,396
               500    DPL, Inc.                                                                                               14,360
               424    Duke Energy Corp.                                                                                       13,415
               400    Edison International                                                                                    17,776
               100    Entergy Corp.                                                                                            8,583
             2,100    Exelon Corp.                                                                                           130,158
             1,600    FirstEnergy Corp.                                                                                       94,160
               200    Great Plains Energy, Inc.                                                                                6,508
             2,300    MDU Resources Group, Inc.                                                                               59,064
             1,000    Northeast Utilities Co.                                                                                 25,010
               500    NSTAR                                                                                                   17,395
             1,500    OGE Energy Corp.                                                                                        57,870
               400    Pepco Holdings, Inc.                                                                                    10,168
             2,300    PG&E Corp.                                                                                              99,222
               200    PPL Corp.                                                                                                6,904
             2,100    Public Service Enterprise Group, Inc.                                                                  128,205
               100    SCANA Corp.                                                                                              3,996
               500    Southern Co.                                                                                            18,200
             1,500    Xcel Energy, Inc.                                                                                       33,105
                                                                                                                             846,525
Electric Products - Miscellaneous - 0.2%
               700    Emerson Electric Co.                                                                                    59,080
Electronic Components - Semiconductors - 0.2%
               300    Freescale Semiconductor, Inc. - Class B*                                                                11,799
               400    Intersil Corp. - Class A                                                                                 9,380
             2,500    Micron Technology, Inc.*                                                                                36,125
                                                                                                                              57,304
Electronic Design Automation - 0.1%
               100    Cadence Design Systems, Inc.*                                                                            1,786
             1,400    Synopsys, Inc.*                                                                                         31,514
                                                                                                                              33,300
Electronic Measuring Instruments - 0.1%
               700    Tektronix, Inc.                                                                                         21,259
Engines - Internal Combustion - 0.1%
               200    Cummins, Inc.                                                                                           25,396
Fiduciary Banks - 1.1%
             3,100    Bank of New York Company, Inc.                                                                         106,547
             1,200    Mellon Financial Corp.                                                                                  46,560
               300    Northern Trust Corp.                                                                                    17,616
               600    State Street Corp.                                                                                      38,538
             1,500    Wilmington Trust Corp.                                                                                  62,370
                                                                                                                             271,631
Finance - Commercial - 0.2%
               700    CIT Group, Inc.                                                                                         36,435
Finance - Credit Card - 0.1%
               400    Capital One Financial Corp.                                                                             31,732
Finance - Investment Bankers/Brokers - 8.8%
             1,100    A.G. Edwards, Inc.                                                                                      62,755
               800    Bear Stearns Companies, Inc.                                                                           121,080
            13,000    Citigroup, Inc.                                                                                        652,080
               800    E*TRADE Financial Corp.*                                                                                18,624
             1,400    Goldman Sachs Group, Inc.                                                                              265,706
             2,700    Jefferies Group, Inc.                                                                                   77,571
             9,000    JP Morgan Chase & Co.                                                                                  426,960
             2,900    Lehman Brothers Holdings, Inc.                                                                         225,736
             2,500    Merrill Lynch & Company, Inc.                                                                          218,550
             1,700    Morgan Stanley Co.                                                                                     129,931
             2,550    Raymond James Financial, Inc.                                                                           81,243
                                                                                                                           2,280,236
Finance - Mortgage Loan Banker - 0.4%
               100    Countrywide Financial Corp.                                                                              3,812
             1,700    Fannie Mae                                                                                             100,742
                                                                                                                             104,554
Finance - Other Services - 0%
               100    NYSE Group, Inc.*                                                                                        7,399
Financial Guarantee Insurance - 1.1%
             1,400    Ambac Financial Group, Inc.                                                                            116,886
               100    MBIA, Inc.                                                                                               6,202
             1,100    PMI Group, Inc.                                                                                         46,915
             2,100    Radian Group, Inc.                                                                                     111,930
                                                                                                                             281,933
Food - Canned - 0.1%
             3,000    Del Monte Foods Co.                                                                                     32,370
Food - Confectionary - 0%
               100    J.M. Smucker Co.                                                                                         4,900
Food - Dairy Products - 0.1%
               600    Dean Foods Co.*                                                                                         25,134
Food - Diversified - 1.7%
             2,300    Campbell Soup Co.                                                                                       85,974
               900    ConAgra Foods, Inc.                                                                                     23,535
             2,100    Corn Products International, Inc.                                                                       75,999
             1,500    General Mills, Inc.                                                                                     85,230
             1,500    H.J. Heinz Co.                                                                                          63,240
               700    Kellogg Co.                                                                                             35,217
             1,000    Kraft Foods, Inc. - Class A                                                                             34,400
               800    McCormick & Company, Inc.                                                                               29,920
                                                                                                                             433,515
Food - Meat Products - 0.3%
             1,800    Hormel Foods Corp.                                                                                      64,998
               100    Smithfield Foods, Inc.*                                                                                  2,688
                                                                                                                              67,686
Food - Retail - 0.7%
             4,200    Kroger Co.                                                                                              94,458
             3,000    Safeway, Inc.                                                                                           88,080
                                                                                                                             182,538
Food - Wholesale/Distribution - 0%
               173    Supervalu, Inc.                                                                                          5,778
Gas - Distribution - 0.5%
               200    AGL Resources, Inc.                                                                                      7,500
             1,900    KeySpan Corp.                                                                                           77,102
               700    Sempra Energy Co.                                                                                       37,128
                                                                                                                             121,730
Gold Mining - 0.1%
               600    Newmont Mining Corp.                                                                                    27,162
Health Care Cost Containment - 0.3%
             1,500    McKesson Corp.                                                                                          75,135
Home Decoration Products - 0.3%
             2,400    Newell Rubbermaid, Inc.                                                                                 69,072
Hospital Beds and Equipment - 0.2%
               900    Hillenbrand Industries, Inc.                                                                            52,812
Human Resources - 0.1%
               400    Manpower, Inc.                                                                                          27,108
Identification Systems and Devices - 0%
               700    Symbol Technologies, Inc.                                                                               10,451
Independent Power Producer - 0.6%
               900    Mirant Corp.*                                                                                           26,613
             2,100    NRG Energy, Inc.*                                                                                      101,115
             1,300    Reliant Energy, Inc.*                                                                                   16,484
                                                                                                                             144,212
Industrial Gases - 0.1%
               400    Air Products and Chemicals, Inc.                                                                        27,868
Instruments - Controls - 0.4%
             2,400    Thermo Electron Corp.*                                                                                 102,888
Instruments - Scientific - 0.3%
             1,000    Applera Corp. - Applied Biosystems Group                                                                37,300
               300    Fisher Scientific International, Inc.*                                                                  25,686
                                                                                                                              62,986
Insurance Brokers - 0.9%
             4,300    Aon Corp.                                                                                              149,597
               100    Arthur J. Gallagher & Co.                                                                                2,785
               400    Erie Indemnity Co. - Class A                                                                            20,260
             2,100    Marsh & McLennan Companies, Inc.                                                                        61,824
                                                                                                                             234,466
Investment Companies - 0.4%
             2,300    Allied Capital Corp.                                                                                    72,519
               500    American Capital Strategies, Ltd.                                                                       21,580
                                                                                                                              94,099
Investment Management and Advisory Services - 0.2%
             1,200    Ameriprise Financial, Inc.                                                                              61,800
Life and Health Insurance - 2.1%
               500    AmerUs Group Co.                                                                                        34,240
               100    CIGNA Corp.                                                                                             11,698
             2,100    Conseco, Inc.*                                                                                          42,714
               879    Lincoln National Corp.                                                                                  55,649
               900    Nationwide Financial Services, Inc. - Class A                                                           45,828
             1,700    Principal Financial Group, Inc.                                                                         96,033
               300    Protective Life Corp.                                                                                   13,275
             1,100    Prudential Financial, Inc.                                                                              84,623
               800    Reinsurance Group of America, Inc.                                                                      45,120
             1,400    StanCorp Financial Group, Inc.                                                                          63,966
               700    Torchmark Corp.                                                                                         43,176
                                                                                                                             536,322
Machine Tools and Related Products - 0%
               100    Kennametal, Inc.                                                                                         6,171
Machinery - Construction and Mining - 0.3%
             1,300    Terex Corp.*                                                                                            67,288
Machinery - Farm - 0.3%
               800    AGCO Corp.*                                                                                             21,400
               700    Deere & Co.                                                                                             59,591
                                                                                                                              80,991
Machinery - Pumps - 0.1%
               300    Flowserve Corp.*                                                                                        15,900
Medical - Drugs - 4.7%
               400    Abbott Laboratories                                                                                     19,004
             1,700    Bristol-Myers Squibb Co.                                                                                42,075
               700    Eli Lilly and Co.                                                                                       39,207
             5,900    King Pharmaceuticals, Inc.*                                                                             98,707
             4,800    Merck & Company, Inc.                                                                                  218,016
            26,600    Pfizer, Inc.                                                                                           708,890
             1,500    Wyeth                                                                                                   76,545
                                                                                                                           1,202,444
Medical - HMO - 0.4%
               800    Aetna, Inc.                                                                                             32,976
               200    Health Net, Inc.*                                                                                        8,302
               700    WellPoint, Inc.*                                                                                        53,424
                                                                                                                              94,702
Medical - Hospitals - 0.1%
               700    Universal Health Services, Inc. - Class B                                                               37,065
Medical - Wholesale Drug Distributors - 0.5%
             2,700    AmerisourceBergen Corp.                                                                                127,440
Medical Information Systems - 0.1%
               500    IMS Health, Inc.                                                                                        13,925
Medical Products - 0.3%
             1,200    Johnson & Johnson                                                                                       80,880
Metal - Aluminum - 0.2%
             1,600    Alcoa, Inc.                                                                                             46,256
Metal - Copper - 0.5%
             1,300    Phelps Dodge Corp.                                                                                     130,494
Metal Processors and Fabricators - 0%
               300    Commercial Metals Co.                                                                                    7,983
Multi-Line Insurance - 3.6%
               200    Allstate Corp.                                                                                          12,272
             1,500    American Financial Group, Inc.                                                                          71,790
             1,600    American International Group, Inc.                                                                     107,472
             2,400    Assurant, Inc.                                                                                         126,384
               800    Cincinnati Financial Corp.                                                                              36,520
             1,000    Genworth Financial, Inc. - Class A                                                                      33,440
               300    Hanover Insurance Group, Inc.                                                                           13,605
               300    Hartford Financial Services Group, Inc.                                                                 26,151
             1,000    HCC Insurance Holdings, Inc.                                                                            33,660
             8,400    Loews Corp.                                                                                            326,928
             1,000    MetLife, Inc.                                                                                           57,130
             3,225    Old Republic International Corp.                                                                        72,659
                                                                                                                             918,011
Multimedia - 1.2%
             7,800    News Corporation, Inc. - Class A                                                                       162,630
             1,900    Time Warner, Inc.                                                                                       38,019
             3,600    Walt Disney Co.                                                                                        113,256
                                                                                                                             313,905
Music - 0.1%
             1,000    Warner Music Group Corp.                                                                                25,930
Non-Hazardous Waste Disposal - 0.4%
             2,700    Allied Waste Industries, Inc.*                                                                          32,805
               200    Republic Services, Inc.                                                                                  8,202
             1,800    Waste Management, Inc.                                                                                  67,464
                                                                                                                             108,471
Oil - Field Services - 0%
               100    SEACOR Holdings, Inc.*                                                                                   8,948
Oil and Gas Drilling - 0%
               100    Pride International, Inc.*                                                                               2,761
Oil Companies - Exploration and Production - 0.1%
               300    Anadarko Petroleum Corp.                                                                                13,926
               300    Murphy Oil Corp.                                                                                        14,148
                                                                                                                              28,074
Oil Companies - Integrated - 6.8%
             4,500    Chevron Corp.                                                                                          302,400
             2,493    ConocoPhillips                                                                                         150,178
            14,800    Exxon Mobil Corp.                                                                                    1,057,016
             1,300    Hess Corp.                                                                                              55,120
             1,300    Marathon Oil Corp.                                                                                     112,320
             1,752    Occidental Petroleum Corp.                                                                              82,239
                                                                                                                           1,759,273
Oil Refining and Marketing - 0.4%
             1,100    Frontier Oil Corp.                                                                                      32,340
             1,400    Valero Energy Corp.                                                                                     73,262
                                                                                                                             105,602
Paper and Related Products - 0.3%
             1,700    International Paper Co.                                                                                 56,695
               500    Rayonier, Inc.                                                                                          20,495
             1,000    Smurfit-Stone Container Corp.*                                                                          10,660
                                                                                                                              87,850
Pharmacy Services - 0.5%
               800    Caremark Rx, Inc.                                                                                       39,384
             1,300    Medco Health Solutions, Inc.*                                                                           69,550
               400    Omnicare, Inc.                                                                                          15,152
                                                                                                                             124,086
Pipelines - 0.3%
             1,300    National Fuel Gas Co.                                                                                   48,620
               600    ONEOK, Inc.                                                                                             24,978
               100    Questar Corp.                                                                                            8,148
                                                                                                                              81,746
Power Converters and Power Supply Equipment - 0%
               100    Hubbell, Inc.                                                                                            4,952
Printing - Commercial - 0%
               100    R.R. Donnelley & Sons Co.                                                                                3,386
Private Corrections - 0.1%
               550    Corrections Corporation of America*                                                                     25,130
Property and Casualty Insurance - 1.6%
             1,500    Chubb Corp.                                                                                             79,725
             1,600    Fidelity National Financial, Inc.                                                                       35,680
             1,676    Fidelity National Title Group, Inc. - Class A                                                           36,889
               100    First American Corp.                                                                                     4,083
               100    Markel Corp.*                                                                                           39,950
               100    Philadelphia Consolidated Holding Corp.*                                                                 3,912
               700    Progressive Corp.                                                                                       16,919
               400    SAFECO Corp.                                                                                            23,276
             2,000    St. Paul Travelers Companies, Inc.                                                                     102,260
             2,050    W. R. Berkley Corp.                                                                                     75,563
                                                                                                                             418,257
REIT - Apartments - 2.5%
             1,000    Apartment Investment & Management Co.- Class A                                                          57,320
             1,200    Archstone-Smith Trust, Inc.                                                                             72,252
             1,200    Avalonbay Communities, Inc.                                                                            157,272
             1,500    BRE Properties, Inc. - Class A                                                                          99,450
             1,100    Camden Property Trust, Inc.                                                                             88,792
             1,900    Equity Residential Properties Trust                                                                    103,759
               400    Essex Property Trust, Inc.                                                                              53,312
                                                                                                                             632,157
REIT - Diversified - 0.9%
               100    Colonial Properties Trust                                                                                5,039
             1,400    Duke Realty Corp.                                                                                       56,084
               300    iStar Financial, Inc.                                                                                   13,899
             1,900    Reckson Associates Realty Corp.                                                                         83,828
               600    Vornado Realty Trust                                                                                    71,550
                                                                                                                             230,400
REIT - Health Care - 0.1%
               200    Health Care Property Investors, Inc.                                                                     6,280
               200    Ventas, Inc.                                                                                             7,796
                                                                                                                              14,076
REIT - Hotels - 0.4%
               200    Hospitality Properties Trust                                                                             9,692
             3,667    Host Marriott Corp.                                                                                     84,561
                                                                                                                              94,253
REIT - Mortgages - 0.3%
             1,700    Annaly Mortgage Management, Inc.                                                                        22,304
               900    CapitalSource, Inc.                                                                                     24,966
               600    New Century Financial Corp.                                                                             23,628
                                                                                                                              70,898
REIT - Office Property - 0.5%
               800    Boston Properties, Inc.                                                                                 85,464
               100    Brandywine Realty Trust, Inc.                                                                            3,336
               700    Equity Office Properties Trust                                                                          29,750
               400    Mack-Cali Realty Corp.                                                                                  21,160
                                                                                                                             139,710
REIT - Regional Malls - 0%
               200    Taubman Centers, Inc.                                                                                    9,380
REIT - Shopping Centers - 0.3%
               100    Developers Diversified Realty Corp.                                                                      6,090
               300    Federal Realty Investment Trust                                                                         24,045
               623    Kimco Realty Corp.                                                                                      27,680
               100    Regency Centers Corp.                                                                                    7,216
                                                                                                                              65,031
REIT - Storage - 0%
               100    Public Storage, Inc.                                                                                     8,971
REIT - Warehouse and Industrial - 0.3%
               500    AMB Property Corp.                                                                                      29,205
               900    ProLogis                                                                                                56,943
                                                                                                                              86,148
Rental Auto/Equipment - 0%
               200    United Rentals, Inc.*                                                                                    4,738
Retail - Apparel and Shoe - 0.3%
               200    AnnTaylor Stores Corp.*                                                                                  8,804
             3,200    Foot Locker, Inc.                                                                                       74,208
               200    Gap, Inc.                                                                                                4,204
                                                                                                                              87,216
Retail - Automobile - 0%
               500    Auto Nation, Inc.*                                                                                      10,025
Retail - Consumer Electronics - 0%
               400    Circuit City Stores, Inc.                                                                               10,792
Retail - Discount - 0.8%
             1,600    Costco Wholesale Corp.                                                                                  85,408
             2,000    Dollar Tree Stores, Inc.*                                                                               62,180
             1,700    Family Dollar Stores, Inc.                                                                              50,065
                                                                                                                             197,653
Retail - Drug Store - 0.1%
               700    CVS Corp.                                                                                               21,966
Retail - Jewelry - 0%
               200    Tiffany & Co.                                                                                            7,144
Retail - Major Department Stores - 0.2%
               400    Saks, Inc.                                                                                               7,736
               200    Sears Holdings Corp.*                                                                                   34,894
                                                                                                                              42,630
Retail - Office Supplies - 0.3%
             1,800    OfficeMax, Inc.                                                                                         85,644
Retail - Regional Department Stores - 0.3%
             1,800    Dillard's, Inc. - Class A                                                                               54,306
               600    Federated Department Stores, Inc.                                                                       26,346
                                                                                                                              80,652
Retail - Restaurants - 0.6%
             2,000    McDonald's Corp.                                                                                        83,840
             1,218    Tim Hortons, Inc.                                                                                       35,200
             1,200    Wendy's International, Inc.                                                                             41,520
                                                                                                                             160,560
Savings/Loan/Thrifts - 0.5%
               300    Astoria Financial Corp.                                                                                  8,703
             2,800    Hudson City Bancorp, Inc.                                                                               38,444
             3,000    New York Community Bancorp, Inc.                                                                        49,050
               400    Washington Federal, Inc.                                                                                 9,296
               800    Washington Mutual, Inc.                                                                                 33,840
                                                                                                                             139,333
Semiconductor Components/Integrated Circuits - 0.2%
             3,000    Integrated Device Technology, Inc.*                                                                     47,550
Semiconductor Equipment - 0%
               200    Novellus Systems, Inc.*                                                                                  5,530
Steel - Producers - 0.9%
             2,200    Nucor Corp.*                                                                                           128,502
               300    Reliance Steel & Aluminum Co.                                                                           10,305
             1,000    Steel Dynamics, Inc.                                                                                    60,110
               500    United States Steel Corp.                                                                               33,800
                                                                                                                             232,717
Super-Regional Banks - 7.5%
            13,000    Bank of America Corp.                                                                                  700,310
               100    Comerica, Inc.                                                                                           5,819
             1,900    KeyCorp                                                                                                 70,566
             1,500    National City Corp.                                                                                     55,875
             2,000    PNC Bank Corp.                                                                                         140,060
               900    SunTrust Banks, Inc.                                                                                    71,091
             6,800    U.S. Bancorp                                                                                           230,112
             5,994    Wachovia Corp.                                                                                         332,667
             9,200    Wells Fargo & Co.                                                                                      333,868
                                                                                                                           1,940,368
Telecommunication Equipment - Fiber Optics - 0%
               200    Ciena Corp.*                                                                                             4,702
Telecommunication Services - 0.1%
                25    Embarq Corp.                                                                                             1,209
               715    NTL, Inc.                                                                                               19,326
                                                                                                                              20,535
Telephone - Integrated - 4.9%
               200    ALLTEL Corp.                                                                                            10,662
            13,500    AT&T, Inc.                                                                                             462,375
             6,700    BellSouth Corp.                                                                                        302,170
             2,000    CenturyTel, Inc.                                                                                        80,480
             3,100    Citizens Communications Co.                                                                             45,446
             1,100    Sprint Nextel Corp.                                                                                     20,559
             9,144    Verizon Communications, Inc.                                                                           338,328
               537    Windstream Corp.                                                                                         7,368
                                                                                                                           1,267,388
Television - 0.3%
               400    CBS Corp. - Class B                                                                                     11,576
             2,000    Univision Communications, Inc. - Class A*                                                               70,120
                                                                                                                              81,696
Tobacco - 2.6%
             2,700    Altria Group, Inc.                                                                                     219,591
             2,500    Loews Corp.- Carolina Group                                                                            144,550
             3,400    Reynolds American, Inc.                                                                                214,744
             1,600    UST, Inc.                                                                                               85,696
                                                                                                                             664,581
Tools - Hand Held - 0.2%
             1,200    Snap-On, Inc.                                                                                           56,436
Toys - 0.1%
             1,700    Mattel, Inc.                                                                                            38,471
Transportation - Marine - 0.1%
               300    Overseas Shipholding Group, Inc.                                                                        18,765
Transportation - Railroad - 1.6%
             2,800    CSX Corp.                                                                                               99,876
             1,800    Norfolk Southern Corp.                                                                                  94,626
             2,500    Union Pacific Corp.                                                                                    226,575
                                                                                                                             421,077
Transportation - Services - 0.4%
               200    Laidlaw International, Inc.                                                                              5,802
             1,800    Ryder System, Inc.                                                                                      94,770
                                                                                                                             100,572
Transportation - Truck - 0%
               400    Swift Transportation Company, Inc.*                                                                     10,060
Travel Services - 0.1%
               800    Sabre Group Holdings, Inc.                                                                              20,336
Wireless Equipment - 0.1%
               700    Crown Castle International Corp.*                                                                       23,555
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $23,099,281)                                                                                     25,260,616
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
            98,000    Janus Institutional Cash Reserves Fund, 5.21%                                                           98,000
           415,420    Janus Money Market Fund, 5.25%                                                                         415,420
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $513,420)                                                                                          513,420
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $23,612,701) - 100%                                                                        $25,774,036
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
United States++                        $ 25,774,036               100.0%
                                       ------------               -----
Total                                  $ 25,774,036               100.0%
                                       ============               =====

++         Includes Short-Term Securities (98.0% excluding Short-Term
           Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*          Non-income-producing security.

Janus Adviser International Growth Fund

Schedule of Investments (unaudited)

Shares or Principal                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.5%
Aerospace and Defense - 0.8%
           892,010    BAE Systems PLC                                                                                   $  7,138,054
Agricultural Chemicals - 5.2%
           344,115    Potash Corporation of Saskatchewan, Inc.                                                            43,106,691
Agricultural Operations - 4.1%
             5,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                         2,218,071
           337,545    Bunge, Ltd.#                                                                                        21,640,010
        18,130,022    Chaoda Modern Agriculture Holdings, Ltd.                                                            10,979,839
                                                                                                                          34,837,920
Apparel Manufacturers - 0.7%
           540,471    Burberry Group PLC                                                                                   5,763,182
Audio and Video Products - 2.8%
           569,200    Sony Corp.#                                                                                         23,604,121
Broadcast Services and Programming - 0.6%
           206,336    Grupo Televisa S.A. (ADR)                                                                            5,092,372
Building - Residential and Commercial - 2.6%
           659,000    Cyrela Brazil Realty S.A.                                                                           13,416,951
           386,430    Gafisa S.A.*                                                                                         5,684,121
           225,400    Rossi Residencial S.A.                                                                               2,778,688
                                                                                                                          21,879,760
Cellular Telecommunications - 1.2%
           197,900    Hikari Tsushin, Inc.#                                                                               10,423,359
Commercial Banks - 2.9%
           176,887    Anglo Irish Bank Corporation PLC                                                                     3,171,960
         4,469,800    Banco De Oro*                                                                                        3,856,368
            68,210    Banco De Oro (GDR)*                                                                                  1,176,977
           268,670    Banco Macro Bansud S.A. (ADR)                                                                        6,074,630
            52,845    Julius Baer Holding, Ltd.                                                                            5,581,635
           389,460    Punjab National Bank, Ltd.                                                                           4,489,644
                                                                                                                          24,351,214
Commercial Services - 1.7%
           963,400    Park24 Company, Ltd.                                                                                14,019,980
Computers - Peripheral Equipment - 1.4%
           463,624    Logitech International S.A.*                                                                        12,186,411
Cosmetics and Toiletries - 1.0%
            93,400    LG Household & Health Care, Ltd.                                                                     8,623,826
Distribution/Wholesale - 6.4%
         1,572,500    Esprit Holdings, Ltd.                                                                               15,225,177
        14,495,320    Li & Fung, Ltd.                                                                                     37,928,788
                                                                                                                          53,153,965
Diversified Financial Services - 0.1%
            53,108    Reliance Capital, Ltd.                                                                                 690,003
Diversified Minerals - 3.8%
         1,266,415    Companhia Vale do Rio Doce (ADR)#                                                                   32,217,598
Diversified Operations - 3.0%
        12,613,062    Polytec Asset Holdings, Ltd.*, ss.                                                                   3,811,230
           122,800    Bradespar S.A.                                                                                       4,758,321
         6,798,000    Melco International Development, Ltd.                                                               16,660,222
                                                                                                                          25,229,773
E-Commerce/Products - 0.4%
           160,500    Submarino S.A.                                                                                       3,278,952
Electric - Distribution - 0.4%
           382,700    Equatorial Energia S.A.*                                                                             2,975,463
Electronic Components - Miscellaneous - 0.6%
           159,540    LG.Philips LCD Company, Ltd.*                                                                        5,079,544
Electronic Components - Semiconductors - 4.5%
         5,080,438    ARM Holdings PLC                                                                                    11,411,433
            30,669    Samsung Electronics Company, Ltd.                                                                   19,887,247
           229,745    Silicon-On-Insulator Technologies (SOITEC)*,#                                                        6,805,761
                                                                                                                          38,104,441
Energy - Alternate Sources - 0.7%
           238,000    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        6,188,000
Engineering - Research and Development Services - 0.9%
           536,217    ABB, Ltd.                                                                                            7,973,968
Finance - Investment Bankers/Brokers - 1.9%
         1,335,000    Mitsubishi UFJ Securities Company, Ltd.                                                             16,322,945
Finance - Mortgage Loan Banker - 1.0%
           258,222    Housing Development Finance Corporation, Ltd.                                                        8,394,652
Food - Diversified - 0.1%
           550,450    FU JI Food & Catering Services                                                                         966,819
Gambling - Non-Hotel - 0.8%
           180,710    OPAP S.A.                                                                                            6,453,352
Internet Connectivity Services - 0.7%
           115,160    NDS Group PLC (ADR)*                                                                                 5,509,254
Internet Gambling - 1.5%
         2,552,139    IG Group Holdings PLC                                                                               12,402,140
Investment Companies - 0.7%
         1,114,816    SM Investments Corp.                                                                                 6,263,011
Medical - Biomedical and Genetic - 1.3%
           203,755    Celgene Corp.*                                                                                      10,888,667
Medical - Drugs - 1.1%
            55,266    Roche Holding A.G.                                                                                   9,671,161
Medical Instruments - 1.3%
           527,600    Elekta AB - Class B#                                                                                10,957,576
Multimedia - 0.7%
           366,734    Publishing & Broadcasting Ltd.                                                                       5,503,523
Oil - Field Services - 1.5%
           205,367    Technip S.A.#                                                                                       12,369,043
Oil and Gas Drilling - 1.4%
           377,680    Nabors Industries, Ltd.*                                                                            11,662,758
Oil Companies - Exploration and Production - 1.3%
           180,993    Niko Resources, Ltd.                                                                                10,959,993
Oil Companies - Integrated - 2.7%
           102,365    Lukoil (ADR)                                                                                         8,271,092
            78,005    Petroleo Brasileiro S.A. (ADR)                                                                       6,923,724
           101,912    Suncor Energy, Inc.                                                                                  7,827,517
                                                                                                                          23,022,333
Oil Refining and Marketing - 4.9%
         1,532,232    Reliance Industries, Ltd.                                                                           41,716,998
Public Thoroughfares - 1.4%
           578,200    Companhia de Concessoes Rodoviarias                                                                  6,174,846
           404,400    Obrascon Huarte Lain Brasil S.A.*                                                                    5,230,857
                                                                                                                          11,405,703
Real Estate Management/Services - 1.8%
           633,000    Mitsubishi Estate Company, Ltd.                                                                     15,154,547
Real Estate Operating/Development - 4.9%
        15,541,400    Ayala Land, Inc.                                                                                     4,755,344
           642,815    Brascan Residential Properties SA*                                                                   5,147,923
         1,296,000    CapitaLand, Ltd.                                                                                     4,536,999
        25,074,000    China Overseas Land & Investment, Ltd.                                                              22,858,441
         1,799,000    Hang Lung Properties, Ltd.#                                                                          3,923,139
                                                                                                                          41,221,846
Recreational Centers - 0.1%
           176,136    Orascom Hotels & Development*                                                                        1,128,069
Semiconductor Components/Integrated Circuits - 2.3%
           613,270    Actions Semiconductor Company, Ltd. (ADR)*,#                                                         5,084,008
           653,435    Marvell Technology Group, Ltd.*                                                                     11,944,792
           156,255    Vimicro International Corp. (ADR)*,#                                                                 1,978,188
                                                                                                                          19,006,988
Semiconductor Equipment - 1.7%
           619,257    ASML Holding N.V.*                                                                                  14,163,298
Steel - Producers - 3.5%
            43,903    Salzgitter A.G.                                                                                      4,692,826
         2,258,267    Tata Steel, Ltd.                                                                                    24,596,204
                                                                                                                          29,289,030
Sugar - 2.8%
           855,654    Bajaj Hindusthan, Ltd.                                                                               5,922,881
           139,900    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    968,402
         1,843,537    Balrampur Chini Mills, Ltd.                                                                          4,225,028
           687,000    Cosan S.A. Industria e Comercio*                                                                    11,709,316
            63,958    Shree Renuka Sugars, Ltd.                                                                              863,000
                                                                                                                          23,688,627
Telecommunication Services - 1.8%
           163,025    Amdocs, Ltd. (U.S. Shares)*                                                                          6,318,849
         1,062,176    Reliance Communications, Ltd.*                                                                       8,936,384
                                                                                                                          15,255,233
Transportation - Railroad - 2.5%
         2,440,000    All America Latina Logistica (GDR)                                                                  21,306,561
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $558,666,401)                                                                                   770,602,724
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.2%
        20,719,687    Janus Institutional Cash Reserves Fund, 5.21%                                                       20,719,687
        14,989,290    Janus Money Market Fund, 5.25%                                                                      14,989,290
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $35,708,977)                                                                                    35,708,977
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.3%
        36,596,489    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $36,596,489)                                                                36,596,489

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $630,971,867) - 100%                                                                      $842,908,190
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                    Value      % of Investment Securities
Argentina                           $  6,074,630                 0.7%
Australia                              5,503,523                 0.7
Bermuda                               98,401,525                11.8
Brazil                               123,821,392                14.8
Canada                                61,894,201                 7.4
Cayman Islands                        29,008,084                 3.4
Egypt                                  1,128,069                 0.1
France                                19,174,804                 2.3
Germany                                4,692,826                 0.6
Greece                                 6,453,352                 0.8
Hong Kong                             43,441,802                 5.1
India                                100,803,196                11.9
Ireland                                3,171,960                 0.4
Japan                                 79,524,952                 9.4
Mexico                                 5,092,372                 0.6
Netherlands                           14,163,298                 1.7
Philippines                           16,051,700                 1.9
Russia                                 8,271,092                 1.0
Singapore                              4,536,999                 0.5
South Korea                           33,590,617                 3.9
Sweden                                10,957,576                 1.3
Switzerland                           35,413,175                 4.1
United Kingdom                        48,542,912                 5.8
United States ++                      83,194,133                 9.8
                                    ------------               -----
                 Total              $842,908,190               100.0%
                                    ============               =====

++ Includes Short-Term Securities and Other Securities (1.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange

*           Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of October 31, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2006)

                                                                                                                       Value as a %
                                                            Acquisition           Acquisition                          of Investment
                                                               Date                  Cost                Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
Polytec Asset Holdings, Ltd.                                  5/5/06               $3,254,984           $3,811,230              0.5%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.4%
Aerospace and Defense - 4.8%
           116,280    BAE Systems PLC**                                                                                 $    930,497
            67,915    Boeing Co.                                                                                           5,423,692
            19,800    Lockheed Martin Corp.                                                                                1,721,214
                                                                                                                           8,075,403
Agricultural Chemicals - 2.4%
            44,045    Monsanto Co.                                                                                         1,947,670
            12,868    Syngenta A.G.*                                                                                       2,078,036
                                                                                                                           4,025,706
Automotive - Cars and Light Trucks - 1.0%
            29,811    BMW A.G.**,#                                                                                         1,711,780
Automotive - Truck Parts and Equipment - Original - 0%
             2,350    Lear Corp.#                                                                                             70,994
Broadcast Services and Programming - 0.4%
             7,058    Liberty Media Holding Corp. - Class A*                                                                 628,585
Building - Residential and Commercial - 0.3%
               835    NVR, Inc.*,#                                                                                           468,853
Building Products - Cement and Aggregate - 0.6%
            35,312    Cemex S.A. de C.V. (ADR)*                                                                            1,085,491
Casino Hotels - 1.5%
            21,885    Harrah's Entertainment, Inc.                                                                         1,626,712
            14,295    Station Casinos, Inc.                                                                                  861,989
                                                                                                                           2,488,701
Cellular Telecommunications - 0.9%
            34,955    America Movil S.A. de C.V. - Series L (ADR)                                                          1,498,521
Chemicals - Diversified - 0.7%
            17,300    Shin-Etsu Chemical Company, Ltd.**                                                                   1,134,547
Commercial Services - Finance - 1.5%
            15,730    Moody's Corp.                                                                                        1,042,899
            38,015    Paychex, Inc.                                                                                        1,500,832
                                                                                                                           2,543,731
Computers - 2.0%
            30,750    Apple Computer, Inc.*                                                                                2,493,210
             7,840    Research In Motion, Ltd. (U.S. Shares)*                                                                921,043
                                                                                                                           3,414,253
Computers - Memory Devices - 1.5%
           212,625    EMC Corp.*                                                                                           2,604,656
Consumer Products - Miscellaneous - 0.8%
            21,580    Kimberly-Clark Corp.                                                                                 1,435,502
Containers - Metal and Glass - 0.7%
            27,905    Ball Corp.                                                                                           1,160,569
Cosmetics and Toiletries - 3.1%
            81,854    Procter & Gamble Co.                                                                                 5,188,725
Distribution/Wholesale - 0.6%
           107,000    Esprit Holdings, Ltd.                                                                                1,035,990
Diversified Operations - 2.7%
           131,305    General Electric Co.                                                                                 4,610,119
E-Commerce/Services - 1.8%
            41,547    eBay, Inc.*                                                                                          1,334,905
            55,415    IAC/InterActiveCorp*                                                                                 1,716,757
                                                                                                                           3,051,662

Electric - Generation - 0.7%
            57,705    AES Corp.*                                                                                           1,268,933
Electric - Integrated - 1.2%
            32,890    TXU Corp.                                                                                            2,076,346
Electric Products - Miscellaneous - 0.5%
             9,850    Emerson Electric Co.                                                                                   831,340
Electronic Components - Semiconductors - 3.2%
           112,520    Advanced Micro Devices, Inc.*,**                                                                     2,393,300
           100,320    Texas Instruments, Inc.                                                                              3,027,658
                                                                                                                           5,420,958
Electronic Forms - 0.9%
            40,595    Adobe Systems, Inc.*                                                                                 1,552,759
Enterprise Software/Services - 2.0%
            90,480    Oracle Corp.*                                                                                        1,671,165
            33,595    SAP A.G. (ADR)**                                                                                     1,667,656
                                                                                                                           3,338,821
Entertainment Software - 1.6%
            52,355    Electronic Arts, Inc.*                                                                               2,769,056
Finance - Credit Card - 1.7%
            38,205    American Express Co.                                                                                 2,208,631
            17,300    Credit Saison Company, Ltd.**                                                                          625,702
                                                                                                                           2,834,333
Finance - Investment Bankers/Brokers - 6.8%
           115,095    JP Morgan Chase & Co.                                                                                5,460,106
            28,575    Merrill Lynch & Company, Inc.                                                                        2,498,027
            35,136    UBS A.G.                                                                                             2,098,473
            23,340    UBS A.G. (U.S. Shares)                                                                               1,396,666
                                                                                                                          11,453,272
Finance - Mortgage Loan Banker - 1.5%
            42,870    Fannie Mae                                                                                           2,540,476
Finance - Other Services - 0.6%
             2,055    Chicago Mercantile Exchange Holdings, Inc.                                                           1,029,555
Food - Dairy Products - 0.6%
            25,915    Dean Foods Co.*                                                                                      1,085,579
Food - Retail - 1.1%
            29,815    Whole Foods Market, Inc.                                                                             1,903,390
Food - Wholesale/Distribution - 0.7%
            32,335    Sysco Corp.                                                                                          1,131,078
Independent Power Producer - 1.6%
            58,055    NRG Energy, Inc.*,#                                                                                  2,795,348
Industrial Automation and Robotics - 0.9%
            23,555    Rockwell Automation, Inc.                                                                            1,460,410
Insurance Brokers - 0.8%
            45,110    Marsh & McLennan Companies, Inc.                                                                     1,328,038
Internet Infrastructure Software - 0.5%
            19,190    Akamai Technologies, Inc.*,**                                                                          899,243
Investment Management and Advisory Services - 0.7%
            13,690    Legg Mason, Inc.                                                                                     1,232,374
Medical - Biomedical and Genetic - 2.3%
            19,560    Amgen, Inc.*                                                                                         1,484,800
            31,395    Celgene Corp.*                                                                                       1,677,748
             9,905    Genentech, Inc.*                                                                                       825,087
                                                                                                                           3,987,635
Medical - Drugs - 6.0%
            36,110    Abbott Laboratories                                                                                  1,715,586
            71,145    Merck & Company, Inc.                                                                                3,231,406
            28,689    Roche Holding A.G.                                                                                   5,020,374
                                                                                                                           9,967,366
Medical - Generic Drugs - 0.8%
            43,730    Teva Pharmaceutical Industries, Ltd. (ADR)                                                           1,441,778
Medical - HMO - 2.6%
            59,087    Coventry Health Care, Inc.*                                                                          2,774,135
            33,845    UnitedHealth Group, Inc.                                                                             1,650,959
                                                                                                                           4,425,094
Medical - Wholesale Drug Distributors - 1.2%
            30,035    Cardinal Health, Inc.                                                                                1,965,791
Medical Instruments - 0.4%
             6,970    Intuitive Surgical, Inc.*                                                                              691,285
Medical Products - 0.5%
            16,080    Varian Medical Systems, Inc.*                                                                          882,149
Metal Processors and Fabricators - 1.5%
            36,835    Precision Castparts Corp.                                                                            2,506,990
Networking Products - 0.5%
            36,024    Cisco Systems, Inc.*                                                                                   869,259
Oil and Gas Drilling - 0.2%
            11,705    Nabors Industries, Ltd.#                                                                               361,450
Oil Companies - Exploration and Production - 1.0%
            13,325    Apache Corp.                                                                                           870,389
            19,160    EnCana Corp. (U.S. Shares)                                                                             909,908
                                                                                                                           1,780,297
Oil Companies - Integrated - 3.6%
            67,550    Exxon Mobil Corp.                                                                                    4,824,421
            20,295    Hess Corp.                                                                                             860,508
             5,335    Suncor Energy, Inc. (U.S. Shares)                                                                      408,928
                                                                                                                           6,093,857
Oil Refining and Marketing - 0.3%
            10,085    Valero Energy Corp.                                                                                    527,748
Pharmacy Services - 1.1%
            36,780    Caremark Rx, Inc.                                                                                    1,810,679
Reinsurance - 0.9%
               449    Berkshire Hathaway, Inc. - Class B*                                                                  1,578,235
Retail - Apparel and Shoe - 2.2%
            29,846    Industria de Diseno Textil S.A.**                                                                    1,426,952
            50,120    Nordstrom, Inc.**                                                                                    2,373,182
                                                                                                                           3,800,134
Retail - Building Products - 0.5%
            29,350    Lowe's Companies, Inc.                                                                                 884,609
Retail - Drug Store - 0.4%
            22,535    CVS Corp.                                                                                              707,148
Retail - Office Supplies - 1.3%
            86,000    Staples, Inc.                                                                                        2,217,940
Savings/Loan/Thrifts - 0.4%
            44,720    NewAlliance Bancshares, Inc.#                                                                          692,266
Semiconductor Components/Integrated Circuits - 0.3%
            30,280    Marvell Technology Group, Ltd.*                                                                        553,518
Soap and Cleaning Preparations - 1.1%
            44,759    Reckitt Benckiser PLC**                                                                              1,947,528
Telecommunication Services - 0.6%
            32,870    NeuStar, Inc. - Class A*                                                                               960,461
Telephone - Integrated - 0.6%
           195,840    Level 3 Communications, Inc.*,#                                                                      1,035,994
Therapeutics - 1.7%
            26,525    Amylin Pharmaceuticals, Inc.*                                                                        1,166,039
            25,495    Gilead Sciences, Inc.*                                                                               1,756,606
                                                                                                                           2,922,645
Tobacco - 0.4%
             8,470    Altria Group, Inc.                                                                                     688,865
Transportation - Railroad - 1.4%
            31,880    Canadian National Railway Co. (U.S. Shares)                                                          1,518,763
             9,105    Union Pacific Corp.                                                                                    825,186
                                                                                                                           2,343,949
Transportation - Services - 2.0%
            40,460    C.H. Robinson Worldwide, Inc.                                                                        1,688,800
            22,000    United Parcel Service, Inc. - Class B                                                                1,657,700
                                                                                                                           3,346,500
Web Portals/Internet Service Providers - 3.5%
             4,585    Google, Inc. - Class A*                                                                              2,184,248
           143,905    Yahoo!, Inc.*                                                                                        3,790,458
                                                                                                                           5,974,706
Wireless Equipment - 2.2%
            29,130    Crown Castle International Corp.*,#                                                                    980,225
            62,260    Nokia Oyj (ADR)**                                                                                    1,237,729
            39,820    QUALCOMM, Inc.                                                                                       1,449,049
                                                                                                                           3,667,003
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $130,954,600)                                                                                   163,817,976
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.4%
Finance - Investment Bankers/Brokers - 0.4%
             7,030    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss.                                        370,692
             7,030    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A) ss.                                        371,887
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $662,788)                                                                         742,579
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           366,000    Janus Institutional Cash Reserves Fund, 5.21%                                                          366,000
           530,000    Janus Money Market Fund, 5.25%                                                                         530,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $896,000)                                                                                          896,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.7%
         4,605,028    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $4,605,028)                                                               4,605,028

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $137,118,416) - 100%                                                                      $170,061,583
====================================================================================================================================

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                     Value     % of Investment Securities
Bermuda                             $   1,950,958                1.2%
Canada                                  3,758,642                2.2
Finland                                 1,237,729                0.7
Germany                                 3,379,436                2.0
Israel                                  1,441,778                0.9
Japan                                   1,760,249                1.0
Mexico                                  2,584,012                1.5
Spain                                   1,426,952                0.8
Switzerland                            10,593,549                6.2
United Kingdom                          2,878,025                1.7
United States++                       139,050,253               81.8
                                    -------------              -----
Total                               $ 170,061,583              100.0%
                                    =============              =====

++ Includes Short-Term Securities and Other Securities (78.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at October 31, 2006

                                       Currency  Currency Value      Unrealized
Currency Sold and Settlement Date    Units Sold       in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------

British Pound 3/15/07                   320,000     $   610,745     $   (13,398)
Euro 1/11/07                          1,110,000       1,421,714          (6,464)
Euro 4/18/07                            175,000         225,056           2,992
Japanese Yen 4/18/07                 72,000,000         629,803          17,141
--------------------------------------------------------------------------------
Total                                               $ 2,887,318     $       271
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
       Advanced Micro Devices, Inc.
          expires November 2006
          175 contracts
          exercise price
       $27.50.....................................                       $   875
       Akamai Technologies, Inc.
          expires November 2006
          79 contracts
          exercise price
       $60.00.....................................                           395
       Akamai Technologies, Inc.
          expires January 2007
          33 contracts
          exercise price
       $55.00.....................................                         4,620
       Nordstrom, Inc.
          expires December 2006
          153 contracts
          exercise price
       $55.00.....................................                         5,355
--------------------------------------------------------------------------------
Total Options Written - Calls
       440 contracts..............................                       $11,245
       (Premiums received $29,677)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of October 31, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of October 31, 2006)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Value as a %
                                                                  Acquisition    Acquisition                     of Investment
                                                                     Date           Cost            Value          Securities
------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)         7/24/06       $ 331,394        $ 370,692              0.2%
Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)         7/24/06         331,394          371,887              0.2%
------------------------------------------------------------------------------------------------------------------------------
                                                                                  $ 662,788        $ 742,579              0.4%
------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                $12,264,496

Janus Adviser Long/Short Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 142.1%
Aerospace and Defense - 0.8%
             5,223    BAE Systems PLC                                                                                   $    41,796
Agricultural Operations - 0.4%
            36,000    Chaoda Modern Agriculture Holdings, Ltd.                                                               21,802
Airlines - 0.8%
               680    Ryanair Holdings PLC (ADR)*                                                                            45,438
Apparel Manufacturers - 1.8%
             5,737    Burberry Group PLC                                                                                     61,175
               520    V. F. Corp.**                                                                                          39,525
                                                                                                                            100,700
Applications Software - 0.2%
             2,375    Infotech Enterprises, Ltd.                                                                             13,159
Automotive - Cars and Light Trucks - 2.1%
               635    Hyundai Motor Company, Ltd.                                                                            51,622
             3,690    Tata Motors, Ltd. (ADR)**                                                                              67,084
                                                                                                                            118,706
Beverages - Non-Alcoholic - 1.2%
             1,395    Coca-Cola Co.**                                                                                        65,174
Brewery - 3.5%
             1,400    Companhia de Bebidas das Americas - Preference Shares (ADR)**                                          61,124
             1,183    Interbrew S.A.                                                                                         66,646
             3,413    SABMiller PLC                                                                                          66,016
                                                                                                                            193,786
Broadcast Services and Programming - 6.8%
            11,740    Liberty Global, Inc. - Class A*,**                                                                    308,057
               745    Liberty Media Holding Corp. - Class A*,**                                                              66,350
                                                                                                                            374,407
Building - Mobile Home and Manufactured Homes - 0.6%
               695    Thor Industries, Inc.                                                                                  30,455
Building Products - Cement and Aggregate - 3.5%
             6,205    Cemex S.A. de C.V. (ADR)*,**                                                                          190,742
Building Products - Doors and Windows - 0.2%
               850    PGT, Inc.*,**                                                                                          12,589
Building Products - Wood - 2.2%
             4,330    Masco Corp.**                                                                                         119,725
Casino Hotels - 1.8%
             1,605    Station Casinos, Inc.**                                                                                96,782
Commercial Banks - 9.1%
             8,000    China Merchants Bank Co., Ltd.*                                                                        12,488
               196    Deutsche Postbank AG                                                                                   14,559
             9,425    ICICI Bank, Ltd. (ADR)**                                                                              331,289
                 9    Mitsubishi UFJ Financial Group, Inc.                                                                  113,120
                 4    Mizuho Financial Group, Inc.                                                                           31,157
                                                                                                                            502,613
Commercial Services - 0.6%
             2,200    Park24 Company, Ltd.                                                                                   32,016
Commercial Services - Finance - 0.8%
             1,010    Jackson Hewitt Tax Service, Inc.                                                                       34,946
               180    Moody's Corp.**                                                                                        11,934
                                                                                                                             46,880
Communications Software - 0.3%
             1,475    Sasken Communications Technology, Ltd.                                                                 13,959

Computer Services - 1.7%
             3,905    Ceridian Corp.*,**                                                                                     92,041
Containers - Metal and Glass - 10.5%
               800    Ball Corp.**                                                                                           33,272
            32,770    Owens-Illinois, Inc.*,**                                                                              543,983
                                                                                                                            577,255
Cosmetics and Toiletries - 1.4%
             1,100    KOSE Corp.                                                                                             33,107
               456    LG Household & Health Care, Ltd.                                                                       42,103
                                                                                                                             75,210
Data Processing and Management - 0.2%
               150    Dun & Bradstreet Corp.*,**                                                                             11,586
Dental Supplies and Equipment - 1.4%
             2,021    Sirona Dental Systems, Inc.**                                                                          74,777
Diagnostic Kits - 1.1%
             1,675    Dade Behring Holdings, Inc.**                                                                          61,020
Distribution/Wholesale - 1.1%
            24,000    Li & Fung, Ltd.                                                                                        62,799
Diversified Minerals - 1.8%
             3,920    Companhia Vale do Rio Doce (ADR)**                                                                     99,725
Diversified Operations - 2.8%
               460    Danaher Corp.**                                                                                        33,014
             1,225    Illinois Tool Works, Inc.**                                                                            58,714
               505    Roper Industries, Inc.**                                                                               24,164
             1,385    Tyco International, Ltd. (U.S. Shares)**                                                               40,761
                                                                                                                            156,653
E-Commerce/Services - 0.6%
             1,055    IAC/InterActiveCorp*,**                                                                                32,684
Electric - Generation - 4.0%
           136,000    Datang International Power Generation Company, Ltd.                                                   115,239
            36,207    National Thermal Power Corporation, Ltd.                                                              104,207
                                                                                                                            219,446
Electronic Components - Semiconductors - 1.0%
               612    Silicon-On-Insulator Technologies (SOITEC)*                                                            18,129
             2,445    Spansion, Inc. - Class A*,**                                                                           34,866
                                                                                                                             52,995
Enterprise Software/Services - 3.0%
             6,805    CA, Inc.**                                                                                            168,492
Finance - Consumer Loans - 2.7%
             3,015    SLM Corp.                                                                                             146,770
Finance - Investment Bankers/Brokers - 5.4%
             3,285    E*TRADE Financial Corp.*                                                                               76,475
             1,400    JP Morgan Chase & Co.**                                                                                66,416
             1,805    Merrill Lynch & Company, Inc.**                                                                       157,793
                                                                                                                            300,684
Finance - Other Services - 1.3%
             3,345    Western Union Co.*                                                                                     73,757
Food - Canned - 0.8%
             1,780    TreeHouse Foods, Inc.*                                                                                 45,141
Food - Diversified - 0.4%
             2,021    Cadbury Schweppes PLC                                                                                  20,336
Food - Retail - 1.7%
             1,405    Metro A.G.                                                                                             83,492
             1,493    Tesco PLC                                                                                              11,207
                                                                                                                             94,699
Forestry - 5.0%
             7,655    Plum Creek Timber Company, Inc**.                                                                     275,121
Hotels and Motels - 1.7%
             3,745    Home Inns & Hotels Management, Inc. (ADR)*                                                             91,902
Independent Power Producer - 3.4%
             3,955    NRG Energy, Inc.*,**                                                                                  190,433

Insurance Brokers - 0.8%
             1,180    Willis Group Holdings, Ltd.**                                                                          44,875
Investment Companies - 2.6%
            54,067    Macquarie Infrastructure Group                                                                        141,509
Medical - Biomedical and Genetic - 0.5%
               510    Invitrogen Corp.*                                                                                      29,585
Medical - HMO - 3.6%
             4,270    Coventry Health Care, Inc.*,**                                                                        200,477
Medical Products - 0.8%
               855    Varian Medical Systems, Inc.*,**                                                                       46,905
Metal Processors and Fabricators - 2.9%
            15,371    Bharat Forge, Ltd.                                                                                    122,476
               595    Precision Castparts Corp.**                                                                            40,496
                                                                                                                            162,972
Oil and Gas Drilling - 0.7%
               985    Helmerich & Payne, Inc.                                                                                23,591
               475    Nabors Industries, Ltd.*                                                                               14,668
                                                                                                                             38,259
Oil Companies - Exploration and Production - 2.5%
               740    EOG Resources, Inc.**                                                                                  49,232
             1,355    Forest Oil Corp.*,**                                                                                   44,227
             2,350    Mariner Energy, Inc.*                                                                                  46,577
                                                                                                                            140,036
Oil Refining and Marketing - 1.1%
             1,450    Reliance Industries, Ltd.                                                                              39,478
               320    SK Corp.                                                                                               23,467
                                                                                                                             62,945
Pipelines - 0.9%
             1,146    Kinder Morgan Management LLC*,**                                                                       49,713
Property and Casualty Insurance - 1.6%
               160    White Mountains Insurance Group, Ltd.**                                                                90,840
Public Thoroughfares - 1.5%
            94,600    Sydney Roads Group*                                                                                    83,509
Publishing - Periodicals - 0.9%
             4,935    Playboy Enterprises, Inc. - Class B*,**                                                                52,360
Real Estate Management/Services - 3.4%
               700    AEON Mall CO., Ltd.                                                                                    36,929
             1,055    CB Richard Ellis Group, Inc.*                                                                          31,682
             5,000    Mitsubishi Estate Company, Ltd.                                                                       119,704
                                                                                                                            188,315
Real Estate Operating/Development - 7.3%
            36,000    CapitaLand, Ltd.                                                                                      126,028
             1,000    Joint Corp.                                                                                            39,331
             4,405    St. Joe Co.**                                                                                         236,901
                                                                                                                            402,260
Reinsurance - 2.8%
                44    Berkshire Hathaway, Inc. - Class B*,**                                                                154,660
REIT - Office Property - 2.6%
            12,540    American Financial Realty Trust**                                                                     146,342
REIT - Warehouse and Industrial - 2.4%
             2,065    ProLogis**                                                                                            130,653
Respiratory Products - 1.3%
             2,060    Respironics, Inc.*,**                                                                                  72,759
Retail - Apparel and Shoe - 1.9%
               722    Industria de Diseno Textil S.A.                                                                        34,528
               834    Next PLC                                                                                               29,909
               875    Nordstrom, Inc.**                                                                                      41,431
                                                                                                                            105,868
Retail - Consumer Electronics - 0.5%
               270    Yamada Denki Company, Ltd.                                                                             26,872
Retail - Hypermarkets - 0.5%
            32,000    Wumart Stores, Inc.                                                                                    29,831
Retail - Major Department Stores - 2.9%
             3,835    Pantaloon Retail India, Ltd.                                                                          158,523
Retail - Restaurants - 1.3%
             1,760    Domino's Pizza, Inc.**                                                                                 47,837
               565    McDonald's Corp.**                                                                                     23,685
                                                                                                                             71,522
Savings/Loan/Thrifts - 0.6%
             1,140    Meta Financial Group, Inc.                                                                             30,643
Semiconductor Components/Integrated Circuits - 1.7%
             1,285    Actions Semiconductor Company, Ltd. (ADR)*,**                                                          10,653
             2,215    Cypress Semiconductor Corp.*,**                                                                        37,189
             1,745    Marvell Technology Group, Ltd.*,**                                                                     31,899
             1,070    Vimicro International Corp. (ADR)*,**                                                                  13,546
                                                                                                                             93,287
Soap and Cleaning Preparations - 0.7%
               945    Reckitt Benckiser PLC                                                                                  41,118
Steel - Producers - 0.8%
               410    Salzgitter A.G.                                                                                        43,825
Transportation - Services - 0.8%
               570    C.H. Robinson Worldwide, Inc.                                                                          23,791
               830    UTi Worldwide, Inc. (U.S. Shares)**                                                                    21,456
                                                                                                                             45,247
Transportation - Truck - 0.5%
               540    Landstar System, Inc.**                                                                                25,078
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,239,379)                                                                                      7,855,043
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency Notes - 16.3%
$          900,000    Federal Home Loan Bank System, 4.98%, 11/1/06 (amortized cost $900,000)                               900,000
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (58.4)%
   Securities Sold Short (proceeds $3,091,947)                                                                           (3,229,271)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,047,432) - 100%                                                                        $ 5,525,772
===================================================================================================================================

Schedule of Securities Sold Short

Shares                                                                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - (58.4)%
Airlines - (0.7)%
             2,940    JetBlue Airways Corp.*                                                                            $   (36,926)
Apparel Manufacturers - (0.4)%
               280    Hermes International                                                                                  (22,807)
Appliances - (2.0)%
             1,275    Whirlpool Corp.                                                                                      (110,836)
Athletic Footwear - (0.2)%
                35    Puma AG Rudolf Dassler Sport*                                                                         (12,431)
Automotive - Truck Parts and Equipment - Original - (4.8)%
               920    Accuride Corp.*                                                                                       (11,316)
            16,875    ArvinMeritor, Inc.                                                                                   (253,462)
                                                                                                                           (264,778)
Automotive - Truck Parts and Equipment - Replacement - (0.2)%
               530    Commercial Vehicle Group, Inc.*                                                                       (10,919)
Beverages - Non-Alcoholic - (1.0)%
             3,630    Cott Corp.*                                                                                           (53,143)
Building - Mobile Home and Manufactured Homes - (1.2)%
             2,110    Coachmen Industries, Inc.                                                                             (23,590)
             3,380    Monaco Coach Corp.                                                                                    (40,357)
                                                                                                                            (63,947)
Building and Construction - Miscellaneous - (0.2)%
               590    Insituform Technologies, Inc.*                                                                        (13,788)
Building Products - Cement and Aggregate - (1.8)%
               748    Lafarge S.A. (U.S. Shares)*                                                                          (100,531)
Cable Television - (0.3)%
               790    DIRECTV Group, Inc.*                                                                                  (17,601)
Cellular Telecommunications - (0.4)%
                15    NTT DoCoMo, Inc.*                                                                                     (22,958)
Commercial Banks - (1.9)%
                85    Alabama National BanCorporation                                                                        (5,767)
             2,340    Corus Bankshares, Inc.                                                                                (48,040)
               750    First Horizon National Corp.                                                                          (29,490)
               217    Frontier Financial Corp.                                                                               (6,295)
               155    Provident Bankshares Corp.                                                                             (5,602)
               235    Susquehanna Bancshares, Inc.                                                                           (5,873)
               195    United Community Banks, Inc.                                                                           (6,131)
                                                                                                                           (107,198)
Communications Software - (0.5)%
             1,480    Witness Systems, Inc.*                                                                                (26,255)
Diversified Operations - (0.3)%
               200    Eaton Corp.                                                                                           (14,486)
Electronic Components - Semiconductors - (1.7)%
             6,385    Micron Technology, Inc.*                                                                              (92,263)
Electronic Measuring Instruments - (0.2)%
               325    National Instruments Corp.                                                                            (10,134)
Engines - Internal Combustion - (0.6)%
               260    Cummins, Inc.                                                                                         (33,015)
Fiduciary Banks - (0.1)%
               130    Wilmington Trust Corp.                                                                                 (5,406)
Financial Guarantee Insurance - (1.9)%
             2,040    Triad Guaranty, Inc.*                                                                                (105,080)
Food - Wholesale/Distribution - (0.6)%
             1,005    United Natural Foods, Inc.*                                                                           (35,074)
Home Furnishings - (0.5)%
             1,535    Furniture Brands International, Inc.                                                                  (28,551)
Hospital Beds and Equipment - (0.5)%
               835    Kinetic Concepts, Inc.*                                                                               (29,025)
Instruments - Scientific - (0.3)%
               685    FEI Co.*                                                                                              (15,659)
Investment Companies - (6.1)%
               200    iShares Dow Jones U.S. Technology Sector Index Fund                                                   (10,646)
               320    iShares Dow Jones US Aerospace & Defense Index Fund                                                   (16,189)
             1,395    iShares MSCI Brazil Index Fund                                                                        (58,562)
               475    iShares MSCI Emerging Markets Index                                                                   (49,210)
               915    iShares Russell 1000 Growth Index Fund                                                                (49,437)
               100    iShares South Africa Index Fund                                                                       (10,171)
               300    Software HOLDRs Trust                                                                                 (12,075)
               355    Standard and Poor's Depositary Receipts                                                               (48,915)
             2,415    streetTRACKS SPDR Homebuilders ETF                                                                    (82,834)
                                                                                                                           (338,039)
Investment Management and Advisory Services - (0.2)%
               400    Calamos Asset Management, Inc. - Class A                                                              (11,688)
Machinery - Construction and Mining - (0.7)%
               600    Komatsu, Ltd.*                                                                                        (10,824)
               568    Terex Corp.*                                                                                          (29,400)
                                                                                                                            (40,224)
Machinery - Farm - (2.0)%
             3,090    AGCO Corp.*                                                                                           (82,657)
               955    CNH Global N.V. (U.S. Shares)                                                                         (25,480)
                                                                                                                           (108,137)
Medical Products - (1.1)%
             1,185    American Medical Systems Holdings, Inc.*                                                              (21,105)
               278    Cochlear Ltd. (U.S. Shares)*                                                                          (11,984)
               110    Straumann Holdings AG*                                                                                (25,001)
                                                                                                                            (58,090)
Motion Pictures and Services - (0.1)%
               193    DreamWorks Animation SKG, Inc. - Class A*                                                              (5,106)
Multi-Line Insurance - (1.9)%
               510    ACE, Ltd. (U.S. Shares)                                                                               (29,197)
               490    Allstate Corp.                                                                                        (30,066)
               645    Cincinnati Financial Corp.                                                                            (29,444)
             1,025    Direct General Corp.                                                                                  (13,521)
                                                                                                                           (102,228)
Oil - Field Services - (0.5)%
             1,570    Hanover Compressor Co.*                                                                               (29,076)
Oil Companies - Exploration and Production - (1.8)%
             2,100    Murphy Oil Corp.                                                                                      (99,036)
Physical Therapy and Rehabilitation Centers - (0.5)%
               815    Psychiatric Solutions, Inc.*                                                                          (27,058)
Power Converters and Power Supply Equipment - (0.5)%
               280    Schneider Electric S.A.                                                                               (29,087)
Property and Casualty Insurance - (1.9)%
               325    Infinity Property & Casualty Corp.                                                                    (13,982)
               450    Mercury General Corp.                                                                                 (23,296)
             1,220    Progressive Corp.                                                                                     (29,487)
               587    QBE Insurance Group, Ltd. (U.S. Shares)                                                               (11,230)
               500    SAFECO Corp.                                                                                          (29,095)
                                                                                                                           (107,090)
Recreational Centers - (0.4)%
               450    LIFE TIME FITNESS, Inc.*                                                                              (23,188)
Retail - Apparel and Shoe - (3.2)%
             4,155    Gap, Inc.                                                                                             (87,338)
             1,470    Hot Topic, Inc.*                                                                                      (14,862)
               485    Limited, Inc.                                                                                         (14,293)
             1,270    Pacific Sunwear of California, Inc.*                                                                  (22,377)
             1,255    Talbots, Inc.                                                                                         (35,190)
                                                                                                                           (174,060)
Retail - Building Products - (0.5)%
               970    Lowe's Companies, Inc.                                                                                (29,236)
Retail - Discount - (0.3)%
               375    Citi Trends, Inc.*                                                                                    (14,715)
Retail - Home Furnishings - (0.3)%
             1,115    Haverty Furniture Companies, Inc.                                                                     (17,617)
Retail - Major Department Stores - (0.5)%
             2,364    Marks & Spencer Group PLC (U.S. Shares)*                                                              (29,597)
Retail - Pawn Shops - (1.1)%
             1,355    EXCORP, Inc.*                                                                                         (61,205)
Retail - Restaurants - (3.1)%
             2,270    BJ's Restaurants, Inc.*                                                                               (48,873)
               210    IHOP Corp.                                                                                            (10,956)
               590    McCormick & Schmick's Seafood Restaurants, Inc.*                                                      (15,511)
               725    O'Charley's, Inc.*                                                                                    (14,420)
             1,985    P.F. Chang's China Bistro, Inc.*                                                                      (83,013)
                                                                                                                           (172,773)
Retail - Toy Store - (0.3)%
               600    Build-A-Bear-Workshop, Inc.*                                                                          (17,508)
Savings/Loan/Thrifts - (2.1)%
               700    Downey Financial Corp.                                                                                (48,216)
               795    FirstFed Financial Corp.*                                                                             (49,107)
               455    Washington Mutual, Inc.                                                                               (19,247)
                                                                                                                           (116,570)
Steel - Producers - (0.7)%
             2,660    AK Steel Holding Corp.*                                                                               (39,714)
Telecommunication Services - (1.3)%
            10,665    Vonage Holdings Corp.*                                                                                (73,375)
Telephone - Integrated - (0.5)%
                 4    KDDI Corp.*                                                                                           (24,933)
Transportation - Truck - (4.5)%
             1,470    Arkansas Best Corp.                                                                                   (60,241)
             2,265    Covenant Transport, Inc.*                                                                             (28,290)
             2,580    Swift Transportation Company, Inc.*                                                                   (64,887)
               890    U.S. Xpress Enterprises, Inc.*                                                                        (17,568)
             1,965    YRC Worldwide, Inc.*                                                                                  (76,124)
                                                                                                                           (247,110)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $3,091,947)                                                                        (3,229,271)
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                   Value       % of Investment Securities
Australia                             $     201,802               3.7 %
Belgium                                      66,646               1.2
Bermuda                                     195,002               3.5
Brazil                                      160,849               2.9
Canada                                     (53,143)             (1.0)
Cayman Islands                              108,706               2.0
China                                       157,558               2.8
France                                    (134,296)             (2.4)
Germany                                     141,876               2.6
India                                       850,174              15.4
Ireland                                      45,437               0.8
Japan                                       373,522               6.8
Mexico                                      190,742               3.5
Netherlands                                (25,480)             (0.5)
Singapore                                   126,028               2.3
South Korea                                 117,192               2.1
Spain                                        34,528               0.6
Switzerland                                (25,001)             (0.5)
United Kingdom                              263,416               4.8
United States++                           2,730,214              49.4
                                      -------------              -----
Total                                 $   5,525,772              100.0%
                                      =============              =====

++    Includes Short-Term Securities (33.1% excluding Short-Term Securities)

                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                                     JP Morgan Chase & Co.
                                        expires January 2007
                                        11 contracts
                                        exercise price $50.00..........   $  660
                                     Nordstrom, Inc.
                                        expires January 2007
                                        8 contracts
                                        exercise price $45.00..........    3,680
                                     Respironics, Inc.
                                        expires January 2007
                                        8 contracts
                                        exercise price $40.00..........      360
--------------------------------------------------------------------------------
Total Written Options - Calls
                                     27 contracts......................   $4,700
                                     (Premiums received $1,886)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETF		  Exchange-Traded Fund

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of October 31, 2006 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                         $2,695,474

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.5%
Advertising Sales - 3.0%
            60,087    Lamar Advertising Co.*                                                                            $  3,465,818
Agricultural Chemicals - 2.7%
            24,465    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)#                                              3,055,679
Airlines - 1.1%
            18,260    Ryanair Holdings PLC (ADR)*,#                                                                        1,220,133
Batteries and Battery Systems - 0.5%
             7,795    Energizer Holdings, Inc.*                                                                              609,179
Building - Residential and Commercial - 0.7%
             1,415    NVR, Inc.*,#                                                                                           794,523
Casino Hotels - 0.9%
             4,825    Boyd Gaming Corp.#                                                                                     190,443
            14,885    Station Casinos, Inc.                                                                                  897,565
                                                                                                                           1,088,008
Casino Services - 0.7%
            27,040    Scientific Games Corp. - Class A*                                                                      757,931
Cellular Telecommunications - 0.9%
            15,185    N.I.I. Holdings, Inc.*                                                                                 987,481
Commercial Banks - 0.6%
             6,830    Commerce Bancorp, Inc.#                                                                                238,504
            10,540    SVB Financial Group*,#                                                                                 485,050
                                                                                                                             723,554
Commercial Services - 1.3%
            10,195    CoStar Group, Inc.*                                                                                    482,733
            24,477    Iron Mountain, Inc.*,#                                                                               1,061,568
                                                                                                                           1,544,301
Commercial Services - Finance - 2.7%
            23,890    Jackson Hewitt Tax Service, Inc.                                                                       826,594
            16,415    Moody's Corp.                                                                                        1,088,315
            30,602    Paychex, Inc.                                                                                        1,208,166
                                                                                                                           3,123,075
Computer Services - 1.8%
            48,640    Ceridian Corp.*                                                                                      1,146,444
            25,945    IHS, Inc. - Class A*,#                                                                                 896,919
                                                                                                                           2,043,363
Computers - 1.0%
            13,690    Apple Computer, Inc.*                                                                                1,109,985
Computers - Memory Devices - 0.4%
             9,290    SanDisk Corp.*,#                                                                                       446,849
Consulting Services - 0.8%
             3,105    Corporate Executive Board Co.                                                                          278,891
            34,700    Gartner Group, Inc.*                                                                                   645,420
                                                                                                                             924,311
Containers - Metal and Glass - 3.3%
            60,270    Ball Corp.                                                                                           2,506,628
            68,960    Owens-Illinois, Inc.*                                                                                1,144,736
                                                                                                                           3,651,364
Data Processing and Management - 0.6%
            20,620    NAVTEQ Corp.*,#                                                                                        684,584
Dental Supplies and Equipment - 1.1%
            17,295    Patterson Companies, Inc.*,#                                                                           568,141
            19,790    Sirona Dental Systems, Inc.                                                                            732,230
                                                                                                                           1,300,371
Diagnostic Kits - 1.3%
            41,335    Dade Behring Holdings, Inc.                                                                          1,505,834
Distribution/Wholesale - 0.8%
            49,500    Esprit Holdings, Ltd.                                                                                  479,266
           156,200    Li & Fung, Ltd.                                                                                        408,717
                                                                                                                             887,983
Diversified Operations - 0.5%
         2,079,140    Polytec Asset Holdings, Ltd.*,##                                                                       628,244
E-Commerce/Products - 0.3%
             8,800    Submarino S.A. (GDR) (144A)                                                                            360,150
E-Commerce/Services - 1.1%
            40,360    IAC/InterActiveCorp*                                                                                 1,250,353
Electric Products - Miscellaneous - 1.0%
            24,905    AMETEK, Inc.                                                                                         1,162,565
Electronic Components - Semiconductors - 1.8%
            41,875    Advanced Micro Devices, Inc.*                                                                          890,681
            25,250    International Rectifier Corp.*                                                                         908,243
            11,060    SiRF Technology Holdings, Inc.*,#                                                                      311,007
                                                                                                                           2,109,931
Electronic Measuring Instruments - 0.8%
            19,355    Trimble Navigation, Ltd.*                                                                              894,588
Entertainment Software - 1.6%
            78,163    Activision, Inc.*                                                                                    1,205,274
            12,425    Electronic Arts, Inc.*                                                                                 657,158
                                                                                                                           1,862,432
Fiduciary Banks - 0.6%
            11,535    Northern Trust Corp.                                                                                   677,335
Finance - Investment Bankers/Brokers - 0.4%
            16,315    optionsXpress Holdings, Inc.                                                                           507,070
Finance - Other Services - 1.3%
             3,090    Chicago Mercantile Exchange Holdings, Inc.                                                           1,548,090
Food - Canned - 0.7%
            32,419    TreeHouse Foods, Inc.*                                                                                 822,146
Food - Dairy Products - 1.4%
            38,895    Dean Foods Co.*                                                                                      1,629,312
Food - Retail - 0.3%
             4,765    Whole Foods Market, Inc.                                                                               304,198
Hotels and Motels - 0.5%
             9,115    Starwood Hotels & Resorts Worldwide, Inc.                                                              544,530
Independent Power Producer - 0.4%
             9,600    NRG Energy, Inc.*,#                                                                                    462,240
Industrial Automation and Robotics - 0.5%
             9,340    Rockwell Automation, Inc.                                                                              579,080
Instruments - Controls - 0.4%
             6,845    Mettler-Toledo International, Inc.*                                                                    469,909
Instruments - Scientific - 1.1%
            14,166    Fisher Scientific International, Inc.*                                                               1,212,893
Insurance Brokers - 0.4%
            13,465    Willis Group Holdings, Ltd.                                                                            512,074
Internet Connectivity Services - 0.2%
            15,865    Redback Networks, Inc.*,#                                                                              250,984
Investment Management and Advisory Services - 2.8%
            10,025    National Financial Partners Corp.                                                                      394,985
            60,145    T. Rowe Price Group, Inc.#                                                                           2,845,460
                                                                                                                           3,240,445
Machinery - Pumps - 0.5%
            14,050    Graco, Inc.                                                                                            572,678
Medical - Biomedical and Genetic - 2.9%
            48,550    Celgene Corp.*                                                                                       2,594,512
            13,780    Invitrogen Corp.*,#                                                                                    799,378
                                                                                                                           3,393,890
Medical - HMO - 1.6%
            38,415    Coventry Health Care, Inc.*                                                                          1,803,584
Medical - Nursing Homes - 0.9%
            20,950    Manor Care, Inc.                                                                                     1,005,391
Medical Instruments - 0.8%
             3,750    Intuitive Surgical, Inc.*                                                                              371,925
            14,730    Kyphon, Inc.*,#                                                                                        581,835
                                                                                                                             953,760
Medical Labs and Testing Services - 0.4%
             7,635    Covance, Inc.*                                                                                         446,648
Medical Products - 1.0%
            21,595    Varian Medical Systems, Inc.*                                                                        1,184,702
Metal Processors and Fabricators - 1.0%
            17,570    Precision Castparts Corp.                                                                            1,195,814
Multi-Line Insurance - 1.0%
            21,200    Assurant, Inc.                                                                                       1,116,392
Networking Products - 0.3%
            22,950    Juniper Networks, Inc.*,#                                                                              395,199
Oil Companies - Exploration and Production - 3.2%
            14,940    Chesapeake Energy Corp.#                                                                               484,654
            41,590    EOG Resources, Inc.                                                                                  2,766,982
            12,085    Forest Oil Corp.*                                                                                      394,454
                                                                                                                           3,646,090
Physician Practice Management - 0.5%
            12,745    Pediatrix Medical Group, Inc.*                                                                         572,633
Pipelines - 0.6%
             6,180    Kinder Morgan, Inc.#                                                                                   649,518
Power Converters and Power Supply Equipment - 0.3%
             5,935    Hubbell, Inc.                                                                                          293,901
Property and Casualty Insurance - 0.7%
            21,340    W. R. Berkley Corp.                                                                                    786,592
Publishing - Periodicals - 0.4%
            45,725    Playboy Enterprises, Inc. - Class B*                                                                   485,142
Real Estate Management/Services - 0.6%
            22,300    CB Richard Ellis Group, Inc.*                                                                          669,669
Real Estate Operating/Development - 0.4%
             8,475    St. Joe Co.#                                                                                           455,786
Recreational Vehicles - 0.4%
            10,750    Polaris Industries, Inc.#                                                                              460,315
Reinsurance - 1.3%
               427    Berkshire Hathaway, Inc. - Class B*                                                                  1,500,905
REIT - Mortgages - 1.1%
            46,087    CapitalSource, Inc.#                                                                                 1,278,453
Respiratory Products - 1.2%
            38,675    Respironics, Inc.*                                                                                   1,366,001
Retail - Apparel and Shoe - 1.6%
            17,705    Abercrombie & Fitch Co. - Class A                                                                    1,357,089
            10,655    Nordstrom, Inc.                                                                                        504,514
                                                                                                                           1,861,603
Retail - Gardening Products - 0.6%
            14,605    Tractor Supply Co.*                                                                                    707,174
Retail - Office Supplies - 1.8%
            16,870    Office Depot, Inc.*                                                                                    708,371
            53,662    Staples, Inc.                                                                                        1,383,943
                                                                                                                           2,092,314
Schools - 0.5%
            14,237    Apollo Group, Inc. - Class A*                                                                          526,200
Semiconductor Components/Integrated Circuits - 2.3%
            92,385    Cypress Semiconductor Corp.*,#                                                                       1,551,145
            57,130    Marvell Technology Group, Ltd.*                                                                      1,044,336
                                                                                                                           2,595,481
Telecommunication Equipment - 0.2%
             8,680    CommScope, Inc.*,#                                                                                     276,979
Telecommunication Services - 1.7%
            32,295    Amdocs, Ltd. (U.S. Shares)*                                                                          1,251,755
            36,160    Time Warner Telecom, Inc. - Class A*,#                                                                 721,030
                                                                                                                           1,972,785
Therapeutics - 1.4%
            19,220    Gilead Sciences, Inc.*                                                                               1,324,258
             5,245    United Therapeutics Corp.*                                                                             313,913
                                                                                                                           1,638,171
Toys - 1.3%
            59,465    Marvel Entertainment, Inc.*,#                                                                        1,507,438
Transportation - Equipment and Leasing - 0.4%
             9,970    GATX Corp.                                                                                             434,393
Transportation - Marine - 0.5%
            12,985    Alexander & Baldwin, Inc.#                                                                             597,700
Transportation - Railroad - 1.1%
            25,830    Canadian National Railway Co. (U.S. Shares)                                                          1,230,541
Transportation - Services - 1.5%
            22,400    C.H. Robinson Worldwide, Inc.                                                                          934,976
            17,420    Expeditors International of Washington, Inc.                                                           825,882
                                                                                                                           1,760,858
Transportation - Truck - 0.8%
            19,120    Landstar System, Inc.                                                                                  887,933
Web Hosting/Design - 1.0%
            17,410    Equinix, Inc.*                                                                                       1,190,844
Wireless Equipment - 1.4%
            46,480    Crown Castle International Corp.*,#                                                                  1,564,052
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $64,999,963)                                                                                     96,030,424
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 0.7%
Finance - Investment Bankers/Brokers - 0.7%
             8,135    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)##                                          428,959
             8,135    Morgan Stanley Co., convertible, (Celgene Corp.), 0% (144A)##                                          430,341
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $766,968)                                                                         859,300
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.5%
           635,500    Janus Institutional Cash Reserves Fund, 5.21%                                                          635,500
         1,083,500    Janus Money Market Fund, 5.25%                                                                       1,083,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,719,000)                                                                                      1,719,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 14.3%
        16,485,299    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 16,485,299)                      16,485,299

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $83,971,230) - 100%                                                                       $115,094,023
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Bermuda                                   2,444,393                 2.1%
Brazil                                      360,150                 0.3%
Canada                                    4,286,220                 3.8%
Cayman Islands                              628,244                 0.5%
Ireland                                   1,220,133                 1.1%
United Kingdom                            1,251,755                 1.1%
United States++                         104,903,128                91.1%
                                       ------------               -----
      Total                            $115,094,023               100.0%
                                       ============               =====

++ Includes Short-Term Securities and Other Securities (75.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.


*          Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.


##         Schedule of Restricted and Illiquid Securities (as of October 31,
           2006)

                                                                                      Value as a %
                                           Acquisition  Acquisition                  of Investment
Janus Adviser Mid Cap Growth Fund             Date          Cost          Value        Securities
----------------------------------------------------------------------------------------------------
Morgan Stanley Co.
  convertible, (Celgene Corp.), 0% (144A)   7/24/06    $   383,484    $   428,959          0.3%
Morgan Stanley Co.
  convertible, (Celgene Corp.), 0% (144A)   7/24/06        383,484        430,341          0.4%
Polytec Asset Holdings, Ltd.                 5/5/06        536,552        628,244          0.5%
----------------------------------------------------------------------------------------------------
                                                       $ 1,303,520    $ 1,487,544          1.2%
----------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.7%
Agricultural Chemicals - 1.1%
            99,000    Agrium, Inc. (U.S. Shares)                                                                        $  2,773,980
           113,100    Mosaic Co.*,#                                                                                        2,117,232
                                                                                                                           4,891,212
Apparel Manufacturers - 0.3%
            28,800    Liz Claiborne, Inc.#                                                                                 1,214,496
Automotive - Truck Parts and Equipment - Original - 0.4%
            23,000    Magna International, Inc. - Class A (U.S. Shares)                                                    1,720,400
Beverages - Non-Alcoholic - 0.7%
            60,900    Coca-Cola Co.                                                                                        2,845,248
Brewery - 0.4%
            27,500    Molson Coors Brewing Co. - Class B                                                                   1,957,450
Broadcast Services and Programming - 1.0%
            92,400    Clear Channel Communications, Inc.                                                                   3,220,140
            12,000    Liberty Media Holding Corp. - Class A*                                                               1,068,720
                                                                                                                           4,288,860
Building - Residential and Commercial - 0.4%
            76,400    D.R. Horton, Inc.#                                                                                   1,790,052
Chemicals - Diversified - 1.3%
            59,600    E.I. du Pont de Nemours and Co.                                                                      2,729,680
           170,200    Huntsman Corp.*                                                                                      2,939,354
                                                                                                                           5,669,034
Chemicals - Specialty - 1.4%
           372,800    Chemtura Corp.#                                                                                      3,198,624
            66,100    Lubrizol Corp.                                                                                       2,974,500
                                                                                                                           6,173,124
Coal - 0.8%
           100,000    Arch Coal, Inc.#                                                                                     3,463,000
Commercial Banks - 3.7%
            45,900    Bank of Hawaii Corp.                                                                                 2,394,603
           125,000    Mercantile Bankshares Corp.                                                                          5,635,000
           159,300    Synovus Financial Corp.                                                                              4,680,234
           147,200    Valley National Bancorp#                                                                             3,836,032
                                                                                                                          16,545,869
Computers - Integrated Systems - 0.9%
            90,000    Diebold, Inc.                                                                                        3,931,200
Consumer Products - Miscellaneous - 0.3%
            20,000    Kimberly-Clark Corp.                                                                                 1,330,400
Containers - Metal and Glass - 0.9%
            90,000    Ball Corp.                                                                                           3,743,100
Cosmetics and Toiletries - 1.2%
            25,900    Alberto-Culver Co.                                                                                   1,315,979
            27,500    Avon Products, Inc.                                                                                    836,275
            70,000    International Flavors & Fragrances, Inc.                                                             2,973,600
                                                                                                                           5,125,854
Data Processing and Management - 1.4%
           131,200    First Data Corp.                                                                                     3,181,600
            55,200    Fiserv, Inc.*                                                                                        2,726,880
                                                                                                                           5,908,480
Diagnostic Equipment - 0.4%
            65,000    Cytyc Corp.*                                                                                         1,717,300
Disposable Medical Products - 0.2%
             8,200    C.R. Bard, Inc.                                                                                        672,072
Distribution/Wholesale - 2.2%
            68,200    Genuine Parts Co.                                                                                    3,104,464
            70,000    Tech Data Corp.*                                                                                     2,754,500
            51,000    W.W. Grainger, Inc.                                                                                  3,711,780
                                                                                                                           9,570,744
Diversified Operations - 1.0%
            56,700    Illinois Tool Works, Inc.                                                                            2,717,631
            50,000    Tyco International, Ltd. (U.S. Shares)                                                               1,471,500
                                                                                                                           4,189,131
E-Commerce/Services - 0.3%
            60,000    Liberty Media Holding Corp.*                                                                         1,324,200
Electric - Integrated - 1.9%
           190,000    DPL, Inc.#                                                                                           5,456,800
            85,000    PPL Corp.                                                                                            2,934,200
                                                                                                                           8,391,000
Electronic Components - Miscellaneous - 0.4%
           116,400    Vishay Intertechnology, Inc.*                                                                        1,570,236
Electronic Components - Semiconductors - 0.9%
           100,000    QLogic Corp.*                                                                                        2,058,000
            75,700    Xilinx, Inc.                                                                                         1,931,107
                                                                                                                           3,989,107
Engineering - Research and Development Services - 0.7%
            71,200    URS Corp.*                                                                                           2,877,192
Engines - Internal Combustion - 0.5%
            91,200    Briggs & Stratton Corp.#                                                                             2,324,688
Enterprise Software/Services - 0.3%
            35,300    Hyperion Solutions Corp.*                                                                            1,320,220
E-Services/Consulting - 0.5%
            73,300    Websense, Inc.*                                                                                      2,006,221
Fiduciary Banks - 1.3%
            80,000    Bank of New York Company, Inc.                                                                       2,749,600
            74,500    Mellon Financial Corp.                                                                               2,890,600
                                                                                                                           5,640,200
Finance - Commercial - 0.3%
            23,300    CIT Group, Inc.                                                                                      1,212,765
Finance - Other Services - 0.3%
            53,300    Western Union Co.*                                                                                   1,175,265
Food - Confectionary - 1.4%
            55,400    Hershey Foods Corp.#                                                                                 2,931,214
            63,100    J.M. Smucker Co.                                                                                     3,091,900
                                                                                                                           6,023,114
Food - Diversified - 0.2%
            22,200    H.J. Heinz Co.                                                                                         935,952
Food - Wholesale/Distribution - 0.3%
            40,000    Supervalu, Inc.                                                                                      1,336,000
Forestry - 0.4%
            52,900    Plum Creek Timber Company, Inc.                                                                      1,901,226
Gas - Distribution - 0.4%
            56,000    Southern Union Co.                                                                                   1,550,080
Hotels and Motels - 1.1%
            95,400    Hilton Hotels Corp.                                                                                  2,758,968
            32,200    Starwood Hotels & Resorts Worldwide, Inc.                                                            1,923,628
                                                                                                                           4,682,596
Industrial Gases - 0.3%
            16,600    Air Products and Chemicals, Inc.                                                                     1,156,522
Instruments - Scientific - 1.5%
            46,100    Fisher Scientific International, Inc.*                                                               3,947,082
           128,900    PerkinElmer, Inc.                                                                                    2,753,304
                                                                                                                           6,700,386
Internet Infrastructure Equipment - 0.8%
            95,000    Avocent Corp.*                                                                                       3,487,450
Internet Security - 0.7%
           147,200    Check Point Software Technologies, Ltd. (U.S. Shares)*                                               3,049,984
Investment Management and Advisory Services - 3.8%
           141,600    AllianceBernstein Holding L.P.#                                                                     11,002,320
            39,300    Legg Mason, Inc.                                                                                     3,537,786
           102,900    Waddell & Reed Financial, Inc. - Class A                                                             2,623,950
                                                                                                                          17,164,056
Machinery - Farm - 0.7%
            37,900    Deere & Co.                                                                                          3,226,427
Medical - Biomedical and Genetic - 1.3%
            48,500    Charles River Laboratories International, Inc.*,#                                                    2,081,620
            59,000    Invitrogen Corp.*,#                                                                                  3,422,590
                                                                                                                           5,504,210
Medical - Drugs - 1.1%
            33,300    Endo Pharmaceuticals Holdings, Inc.*                                                                   950,382
            47,400    Kos Pharmaceuticals, Inc.*,#                                                                         2,358,150
            28,400    Wyeth                                                                                                1,449,252
                                                                                                                           4,757,784
Medical - Generic Drugs - 0.5%
           123,900    Perrigo Co.                                                                                          2,216,571
Medical - HMO - 0.2%
            25,100    Health Net, Inc.*                                                                                    1,041,901
Medical - Hospitals - 0.8%
           175,000    Health Management Associates, Inc. - Class A                                                         3,447,500
Medical Instruments - 1.0%
            50,000    Beckman Coulter, Inc.#                                                                               2,878,500
            38,300    St. Jude Medical, Inc.*                                                                              1,315,605
                                                                                                                           4,194,105
Medical Labs and Testing Services - 0.4%
            28,600    Laboratory Corporation of America Holdings*                                                          1,958,814
Medical Products - 1.2%
            78,900    Biomet, Inc.                                                                                         2,985,576
            40,000    Cooper Companies, Inc.#                                                                              2,305,200
                                                                                                                           5,290,776
Metal - Aluminum - 0.3%
            45,000    Alcoa, Inc.                                                                                          1,300,950
Multi-Line Insurance - 1.3%
           251,100    Old Republic International Corp.                                                                     5,657,283
Multimedia - 0.5%
            35,000    McGraw-Hill Companies, Inc.                                                                          2,245,950
Networking Products - 0.6%
            98,500    Foundry Networks, Inc.*                                                                              1,247,010
            80,700    Juniper Networks, Inc.*                                                                              1,389,654
                                                                                                                           2,636,664
Non-Hazardous Waste Disposal - 1.3%
            60,000    Republic Services, Inc.                                                                              2,460,600
            85,000    Waste Management, Inc.                                                                               3,185,800
                                                                                                                           5,646,400
Office Automation and Equipment - 1.4%
            84,400    Pitney Bowes, Inc.                                                                                   3,942,324
           138,000    Xerox Corp.*                                                                                         2,346,000
                                                                                                                           6,288,324
Oil - Field Services - 0.3%
            38,200    BJ Services Co.                                                                                      1,152,112
Oil and Gas Drilling - 1.0%
            64,700    Nabors Industries, Ltd.*                                                                             1,997,936
            51,800    Patterson-UTI Energy, Inc.                                                                           1,201,760
            37,900    Precision Drilling Trust (U.S. Shares)#                                                              1,086,214
                                                                                                                           4,285,910
Oil Companies - Exploration and Production - 6.0%
            80,000    Anadarko Petroleum Corp.                                                                             3,713,600
            69,100    Bill Barrett Corp.*,#                                                                                1,971,423
           105,000    Encore Acquisition Co.*                                                                              2,629,200
           130,800    Forest Oil Corp.*                                                                                    4,269,312
            51,300    Murphy Oil Corp.#                                                                                    2,419,308
           106,600    Newfield Exploration Co.*                                                                            4,348,214
            58,900    Noble Energy, Inc.                                                                                   2,864,307
            62,600    Southwestern Energy Co.*                                                                             2,227,308
            60,900    St. Mary Land & Exploration Co.#                                                                     2,270,961
                                                                                                                          26,713,633
Oil Companies - Integrated - 0.8%
            29,000    Hess Corp.                                                                                           1,229,600
            27,700    Marathon Oil Corp.                                                                                   2,393,280
                                                                                                                           3,622,880
Oil Field Machinery and Equipment - 0.2%
            20,600    Grant Prideco, Inc.*                                                                                   778,062
Paper and Related Products - 2.2%
            73,500    Potlatch Corp.#                                                                                      2,984,100
            75,000    Rayonier, Inc.                                                                                       3,074,250
            80,000    Smurfit-Stone Container Corp.*                                                                         852,800
            70,000    Temple-Inland, Inc.                                                                                  2,760,800
                                                                                                                           9,671,950
Pharmacy Services - 0.7%
            75,000    Omnicare, Inc.#                                                                                      2,841,000
Pipelines - 0.2%
            17,000    Kinder Morgan Energy Partners L.P.#                                                                    758,200
Property and Casualty Insurance - 1.1%
            51,800    Mercury General Corp.#                                                                               2,681,686
            79,800    Progressive Corp.                                                                                    1,928,766
                                                                                                                           4,610,452
Reinsurance - 2.2%
             1,700    Berkshire Hathaway, Inc. - Class B*                                                                  5,975,500
            27,100    Everest Re Group, Ltd.                                                                               2,687,778
            39,100    IPC Holdings, Ltd.                                                                                   1,174,564
                                                                                                                           9,837,842
REIT - Apartments - 1.3%
            47,900    Archstone-Smith Trust, Inc.                                                                          2,884,059
            41,500    Home Properties, Inc.                                                                                2,621,555
                                                                                                                           5,505,614
REIT - Diversified - 0.4%
            84,600    Crescent Real Estate Equities, Inc.#                                                                 1,844,280
REIT - Health Care - 0.1%
            17,100    Health Care Property Investors, Inc.                                                                   536,940
REIT - Office Property - 0.6%
            65,000    BioMed Realty Trust, Inc.                                                                            2,094,950
            15,989    Douglas Emmett, Inc.*                                                                                  381,338
                                                                                                                           2,476,288
REIT - Regional Malls - 0.6%
            30,000    Macerich Co.                                                                                         2,410,500
REIT - Shopping Centers - 0.6%
            60,900    Weingarten Realty Investors#                                                                         2,831,850
REIT - Warehouse and Industrial - 1.1%
            75,000    ProLogis                                                                                             4,745,250
Retail - Apparel and Shoe - 2.2%
           100,000    Chico's FAS, Inc.*                                                                                   2,393,000
           146,300    Foot Locker, Inc.                                                                                    3,392,697
            62,500    Ross Stores, Inc.                                                                                    1,839,375
           113,100    Urban Outfitters, Inc.*,#                                                                            1,979,250
                                                                                                                           9,604,322
Retail - Auto Parts - 0.7%
            41,800    Advance Auto Parts, Inc.                                                                             1,463,836
            14,200    AutoZone, Inc.*                                                                                      1,590,400
                                                                                                                           3,054,236
Retail - Building Products - 0.3%
            40,000    Home Depot, Inc.                                                                                     1,493,200
Retail - Drug Store - 0.5%
            74,520    CVS Corp.                                                                                            2,338,438
Retail - Restaurants - 0.2%
            32,401    Applebee's International, Inc.                                                                         739,391
Rubber - Tires - 0.3%
           125,800    Cooper Tire & Rubber Co.#                                                                            1,349,834
Savings/Loan/Thrifts - 0.6%
            92,000    Astoria Financial Corp.                                                                              2,668,920
Semiconductor Components/Integrated Circuits - 0.3%
            35,300    Linear Technology Corp.                                                                              1,098,536
Semiconductor Equipment - 0.4%
           111,400    Teradyne, Inc.*                                                                                      1,561,828
Super-Regional Banks - 2.5%
            37,400    PNC Bank Corp.                                                                                       2,619,122
            65,000    SunTrust Banks, Inc.                                                                                 5,134,350
           110,000    U.S. Bancorp                                                                                         3,722,400
                                                                                                                          11,475,872
Telecommunication Equipment - 0.3%
            93,300    Avaya, Inc.*                                                                                         1,195,173
Telephone - Integrated - 1.4%
            40,200    ALLTEL Corp.                                                                                         2,143,062
            45,000    CenturyTel, Inc.#                                                                                    1,810,800
           106,900    Sprint Nextel Corp.                                                                                  1,997,961
                                                                                                                           5,951,823
Transportation - Railroad - 2.3%
            50,400    CSX Corp.                                                                                            1,797,768
           159,500    Kansas City Southern*,#                                                                              4,528,205
            75,000    Norfolk Southern Corp.                                                                               3,942,750
                                                                                                                          10,268,723
Transportation - Services - 0.6%
            97,100    Laidlaw International, Inc.                                                                          2,816,871
Transportation - Truck - 0.8%
           155,400    J.B. Hunt Transport Services, Inc.#                                                                  3,362,856
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $331,479,000)                                                                                   365,581,931
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.9%
         1,788,000    Janus Institutional Cash Reserves Fund, 5.21%                                                        1,778,000
        28,491,973    Janus Money Market Fund, 5.25%                                                                      28,491,973
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $30,269,973)                                                                                    30,269,973
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.3%
        40,851,632    State Street Navigator Securities Lending
                       Prime Portfolio + (cost $40,851,632)                                                               40,851,632
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.1%
  $        230,000    U.S. Treasury Bill
                       4.978%, due 12/21/06 (amortized cost $228,463)                                                        228,463

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $402,829,068) - 100%                                                                      $436,931,999
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Bermuda                                $  7,331,778                 1.7%
Canada                                    5,580,594                 1.2
Israel                                    3,049,984                 0.7
United States++                         420,969,643                96.4
                                       ------------               -----
Total                                  $436,931,999               100.0%
                                       ============               =====

++ Includes Short-Term Securities and Other Securities (80.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT                  Real Estate Investment Trust

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*                     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of October 31, 2006.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 34.5%
        $  300,000    Aquinas Funding LLC, 5.46%, 12/27/06 (Section 4(2))                                                $   297,452
           300,000    CC USA, Inc., 5.26%, 11/22/06 (Section 4(2))                                                           299,080
           300,000    Check Point Charlie, Inc., 5.28%, 2/15/07 (Section 4(2))                                               295,336
           300,000    Dorada Finance, 5.265%, 11/24/06 (Section 4(2))                                                        298,991
           300,000    G Street Finance Corp., 5.32%, 11/14/06 (Section 4(2))                                                 299,423
           300,000    K2 (USA) LLC, 5.27%, 1/25/07 (Section 4(2))                                                            296,267
           300,000    Klio Funding Corp., 5.29%, 11/15/06 (144A)                                                             299,383
           300,000    Manhattan Asset Funding Company LLC, 5.30%, 11/14/06 (Section 4(2))                                    299,425
           300,000    PB Finance (Delaware), Inc., 5.29%, 11/16/06                                                           299,339
           235,000    Scaldis Capital LLC, 5.30%, 1/8/07 (Section 4(2))                                                      232,647
           300,000    Sedna Finance, Inc., 5.28%, 11/27/06 (Section 4(2))                                                    298,856
           300,000    Victory Receivables Corp., 5.28%, 11/15/06 (Section 4(2))                                              299,384
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $3,515,583)                                                                                   3,515,583
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Note - 3.9%
           400,000    Whistlejacket Capital, Ltd., 5.2775%, 11/27/06 (144A) (cost $399,988)                                  399,988
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 15.7%
         1,600,000    ING Financial Markets LLC, 5.32%
                         dated 10/31/06, maturing 11/1/06
                         to be repurchased at $1,600,237
                         collateralized by $1,684,267
                         in U.S. Government Agencies
                         6.00%, 8/15/24
                         with a value of $1,632,354
                         (cost $1,600,000)                                                                                 1,600,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 36.1%
           450,000    Advocare of South Carolina, Inc., 5.32%, 6/1/17                                                        450,000
           500,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B
                      5.44%, 10/1/19                                                                                         500,000
           310,000    Breckenridge Terrace LLC, 5.37%, 5/1/39                                                                310,000
           100,000    Capel, Inc., 5.32%, 9/1/09                                                                             100,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A
                      5.37%, 7/1/35                                                                                          350,000
           190,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 5.34%, 12/22/24                       190,000
           210,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.)
                      Series A, 5.42%, 9/1/14                                                                                210,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project), Series
                      B, 5.65%, 5/1/31                                                                                       880,000
            35,000    Ohio State Higher Education Facilities Revenue, (Columbus College Project), Series
                      2003A, 5.41%, 9/1/07                                                                                    35,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark), 5.51%
                       4/1/20                                                                                                160,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh, Inc.
                      Project), Series B, 5.88%, 11/1/19                                                                     300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation Revenue, 5.40%
                      11/1/29                                                                                                200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $3,685,000)                                                                 3,685,000
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 9.8%
           500,000    Fannie Mae, 5.155%, 11/14/06                                                                           499,070
           500,000    Fannie Mae, 5.23%, 12/5/06                                                                             497,530
------------------------------------------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $996,600)                                                                            996,600
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,197,171) - 100%                                                                        $10,197,171
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of October 31, 2006.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.7%
Advertising Sales - 1.1%
               325    Lamar Advertising Co.*                                                                             $    18,746
Airlines - 0.6%
               260    Copa Holdings S.A. - Class A (U.S. Shares)                                                               9,854
Beverages - Wine and Spirits - 2.8%
             5,427    Davide Campari - Milano S.P.A.                                                                          49,663
Building - Residential and Commercial - 1.8%
               720    Desarrolladora Homex S.A. (ADR)*                                                                        31,608
Cellular Telecommunications - 4.1%
             1,660    America Movil S.A. de C.V. - Series L (ADR)                                                             71,164
Chemicals - Specialty - 2.2%
               705    Cytec Industries, Inc.                                                                                  39,050
Commercial Banks - 0.5%
               420    Banco Macro Bansud S.A. (ADR)                                                                            9,496
Commercial Services - 2.5%
               920    CoStar Group, Inc.*                                                                                     43,562
Computers - 5.3%
               530    Apple Computer, Inc.*                                                                                   42,972
               435    Research In Motion, Ltd. (U.S. Shares)*                                                                 51,104
                                                                                                                              94,076
Data Processing and Management - 1.0%
               535    NAVTEQ Corp.*                                                                                           17,762
Diagnostic Kits - 6.5%
             3,205    Dade Behring Holdings, Inc.                                                                            116,757
Diversified Minerals - 2.4%
             1,922    Companhia Vale do Rio Doce - Preference Shares                                                          41,411
E-Commerce/Products - 1.2%
               765    Submarino S.A.                                                                                          15,628
               125    Submarino S.A. (GDR) (144A)                                                                              5,116
                                                                                                                              20,744
E-Commerce/Services - 2.0%
             1,140    IAC/InterActiveCorp*                                                                                    35,317
Electronic Measuring Instruments - 2.3%
               860    Trimble Navigation, Ltd.*                                                                               39,749
Engineering - Research and Development Services - 4.7%
             5,549    ABB, Ltd.                                                                                               82,518
Finance - Other Services - 4.2%
               105    Chicago Mercantile Exchange Holdings, Inc.                                                              52,605
             1,885    MarketAxess Holdings, Inc.*                                                                             21,206
                                                                                                                              73,811
Investment Management and Advisory Services - 3.3%
             1,450    National Financial Partners Corp.                                                                       57,130
Medical - Biomedical and Genetic - 4.8%
             1,565    Celgene Corp.*                                                                                          83,634
Medical - Drugs - 3.1%
               312    Roche Holding A.G.                                                                                      54,598
Medical - Generic Drugs - 1.5%
               810    Teva Pharmaceutical Industries, Ltd. (ADR)                                                              26,706
Medical Instruments - 1.6%
               285    Intuitive Surgical, Inc.*                                                                               28,266
Multi-Line Insurance - 3.2%
             1,060    Assurant, Inc.                                                                                          55,820
Printing - Commercial - 4.3%
             2,425    VistaPrint, Ltd.*                                                                                       75,854
REIT - Mortgages - 6.3%
             4,024    CapitalSource, Inc.                                                                                    111,626
Steel - Producers - 0.9%
               530    Companhia Siderurgica Nacional S.A. (ADR)                                                               16,520
Storage and Warehousing - 2.4%
             1,305    Mobile Mini, Inc.*                                                                                      41,982
Telecommunication Services - 2.7%
             1,625    NeuStar, Inc. - Class A*                                                                                47,483
Therapeutics - 1.2%
               365    United Therapeutics Corp.*                                                                              21,845
Transportation - Marine - 1.5%
               555    Alexander & Baldwin, Inc.                                                                               25,547
Transportation - Railroad - 1.9%
             3,825    All America Latina Logistica (GDR)                                                                      33,401
Transportation - Services - 2.4%
               365    FedEx Corp.                                                                                             41,807
Web Hosting/Design - 1.8%
               455    Equinix, Inc.*                                                                                          31,122
Web Portals/Internet Service Providers - 1.9%
             1,245    Yahoo!, Inc.*                                                                                           32,793
Wireless Equipment - 0.7%
               355    Crown Castle International Corp.*                                                                       11,946
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,377,703)                                                                                       1,593,368
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.3%
            12,195    Janus Institutional Cash Reserves Fund, 5.21%                                                           12,195
           151,263    Janus Money Market Fund, 5.25%                                                                         151,263
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $163,458)                                                                                          163,458

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,541,161) - 100%                                                                         $ 1,756,826
------------------------------------------------------------------------------------------------------------------------------------


                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Argentina                              $      9,496                 0.5%
Bermuda                                      75,854                 4.3
Brazil                                      112,076                 6.4
Canada                                       51,104                 2.9
Israel                                       26,706                 1.5
Italy                                        49,663                 2.8
Mexico                                      102,772                 5.9
Panama                                        9,854                 0.6
Switzerland                                 137,116                 7.8
United States++                           1,182,185                67.3
                                       ------------               -----
Total                                  $  1,756,826               100.0%
                                       ============               =====

++         Includes Short-Term Securities (58.0% excluding Short-Term
           Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933 are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*                 Non-income-producing security.

Janus Adviser Small Company Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Apparel Manufacturers - 1.1%
            24,765    Quiksilver, Inc.*                                                                                  $   345,472
Applications Software - 0.9%
            20,630    Quest Software, Inc.*                                                                                  303,880
Building - Residential and Commercial - 1.3%
            25,275    WCI Communities, Inc.*                                                                                 407,433
Building and Construction - Miscellaneous - 1.4%
            19,362    Dycom Industries, Inc.*                                                                                451,328
Building Products - Lighting Fixtures - 2.5%
            10,258    Genlyte Group, Inc.*                                                                                   792,533
Chemicals - Diversified - 1.0%
             4,805    FMC Corp.                                                                                              329,383
Chemicals - Specialty - 1.0%
             8,168    Cabot Corp.                                                                                            323,044
Collectibles - 1.8%
            12,595    RC2 Corp.*                                                                                             569,042
Commercial Banks - 14.1%
            11,879    1st Source Corp.                                                                                       374,901
            11,072    BancFirst Corp.                                                                                        550,832
            11,168    Camden National Corp.                                                                                  495,859
            16,878    Community Bank System, Inc.                                                                            419,418
             2,373    First Citizens BancShares, Inc. - Class A                                                              445,649
            14,535    First Commonwealth Financial Corp.                                                                     194,333
             9,110    Omega Financial Corp.                                                                                  295,893
            12,256    Peoples Bancorp, Inc.                                                                                  360,081
            11,471    Simmons First National Corp. - Class A                                                                 352,160
            11,299    TriCo Bancshares                                                                                       293,774
             8,911    UMB Financial Corp.                                                                                    319,548
            13,746    Washington Trust Bancorp, Inc.                                                                         372,242
                                                                                                                           4,474,690
Commercial Services - 2.1%
            14,892    Steiner Leisure, Ltd.*                                                                                 679,671
Computer Services - 0.9%
             5,155    CACI International, Inc.*                                                                              296,619
Consulting Services - 1.7%
            19,330    FTI Consulting, Inc.*                                                                                  549,165
Diversified Operations - 0.5%
           553,794    Polytec Asset Holdings, Ltd.*, ##                                                                      167,337
Electric - Integrated - 0.7%
             7,845    Otter Tail Corp.                                                                                       234,879
Electronic Components - Semiconductors - 1.8%
            49,030    MIPS Technologies, Inc.*                                                                               361,351
            16,417    Zoran Corp.*                                                                                           228,525
                                                                                                                             589,876
Electronic Measuring Instruments - 1.2%
             8,440    Trimble Navigation, Ltd.*                                                                              390,097
Food - Canned - 0.9%
            26,820    Del Monte Foods Co.                                                                                    289,388
Food - Diversified - 1.7%
            16,360    J & J Snack Foods Corp.                                                                                546,588
Food - Retail - 2.0%
             9,791    Ruddick Corp.                                                                                          276,106
             9,334    Weis Markets, Inc.                                                                                     378,961
                                                                                                                             655,067
Gas - Distribution - 1.2%
             5,692    Atmos Energy Corp.                                                                                     174,915
             7,488    Piedmont Natural Gas Company, Inc.                                                                     202,176
                                                                                                                             377,091
Internet Applications Software - 3.4%
            31,834    Interwoven, Inc.*                                                                                      404,928
            57,166    Stellent, Inc.                                                                                         638,545
                                                                                                                           1,043,473
Internet Infrastructure Equipment - 1.1%
            10,010    Avocent Corp.*                                                                                         367,467
Internet Infrastructure Software - 0.6%
             2,730    F5 Networks, Inc.*                                                                                     180,699
Investment Management and Advisory Services - 0.9%
             7,070    National Financial Partners Corp.                                                                      278,558
Machinery - Electrical - 1.6%
            10,285    Regal-Beloit Corp.                                                                                     508,593
Machinery - Farm - 0.9%
            12,595    Alamo Group, Inc.                                                                                      292,204
Machinery - General Industrial - 2.8%
            31,239    Applied Industrial Technologies, Inc.                                                                  897,809
Medical - Drugs - 1.7%
            39,005    Adolor Corp.*                                                                                          534,759
Medical - HMO - 3.1%
            42,640    Centene Corp.*                                                                                       1,005,878
Medical Instruments - 3.0%
            24,790    CONMED Corp.*                                                                                          550,090
            11,495    Datascope Corp.                                                                                        412,326
                                                                                                                             962,416
Medical Labs and Testing Services - 0.7%
             4,070    Covance, Inc.*                                                                                         238,095
Multi-Line Insurance - 2.2%
            14,800    American Financial Group, Inc.                                                                         708,328
Non-Ferrous Metals - 1.8%
             9,407    RTI International Metals, Inc.*                                                                        576,837
Oil - Field Services - 2.1%
            25,380    TETRA Technologies, Inc.*                                                                              657,342
Oil and Gas Drilling - 0.8%
             5,841    Atwood Oceanics, Inc.*                                                                                 269,854
Oil Companies - Exploration and Production - 5.4%
            19,150    Forest Oil Corp.*                                                                                      625,056
            15,123    Mariner Energy, Inc.*                                                                                  299,738
             9,155    Plains Exploration & Production Co.*                                                                   387,165
            10,620    St. Mary Land & Exploration Co.                                                                        396,020
                                                                                                                           1,707,979
Physical Therapy and Rehabilitation Centers - 0.9%
            12,163    HEALTHSOUTH Corp.*                                                                                     294,953
Printing - Commercial - 0.5%
            10,021    Bowne & Company, Inc.                                                                                  156,628
Recreational Vehicles - 1.0%
             7,205    Polaris Industries, Inc.                                                                               308,518
REIT - Health Care - 1.6%
            18,135    Nationwide Health Properties, Inc.                                                                     521,200
REIT - Office Property - 5.5%
             3,248    Alexandria Real Estate Equities, Inc.                                                                  323,826
            26,295    Douglas Emmett, Inc.*                                                                                  627,135
             5,550    Kilroy Realty Corp.                                                                                    418,081
             2,997    SL Green Realty Corp.                                                                                  362,787
                                                                                                                           1,731,829
REIT - Regional Malls - 2.0%
            13,595    Taubman Centers, Inc.                                                                                  637,606
REIT - Shopping Centers - 1.1%
            14,340    Acadia Realty Trust                                                                                    366,387
REIT - Warehouse and Industrial - 1.4%
            14,050    First Potomac Realty Trust                                                                             434,707
Rental Auto/Equipment - 1.4%
            19,315    United Rentals, Inc.*                                                                                  457,572
Retail - Apparel and Shoe - 1.3%
            16,265    Bebe Stores, Inc.                                                                                      403,860
Retail - Bookstore - 0.9%
             7,275    Barnes & Noble, Inc.                                                                                   300,530
Savings/Loan/Thrifts - 3.8%
            11,830    First Defiance Financial Corp.                                                                         342,124
             8,055    FirstFed Financial Corp.*                                                                              497,557
            11,830    Provident Financial Holdings, Inc.                                                                     358,094
                                                                                                                           1,197,775
Telecommunication Equipment - 2.4%
            57,495    Arris Group, Inc.*                                                                                     770,433
Telephone - Integrated - 1.3%
            11,580    Golden Telecom, Inc.                                                                                   428,576
Water - 1.4%
            10,940    American States Water Co.                                                                              459,480
Wire and Cable Products - 1.6%
            14,300    Belden CDT, Inc.                                                                                       517,660


------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $23,231,749) - 100.0%                                                                      $31,990,588
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Cayman Islands                         $    167,337                 0.5%
United States                            31,823,251                99.5
                                       ------------               -----
Total                                  $ 31,990,588               100.0%
                                       ============               =====

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

##         Schedule of Restricted and Illiquid Securities (as of October 31,
           2006)

                                                                                              Value as a %
                                                 Acquisition     Acquisition                 of Investment
                                                    Date            Cost           Value       Securities
--------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund
Polytec Asset Holdings, Ltd.                        5/5/06        $142,915       $167,337         0.5%
--------------------------------------------------------------------------------------------------------------

Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.0%
Advertising Sales - 1.5%
               765    Lamar Advertising Co.*                                                                              $   44,125
Aerospace and Defense - 1.8%
             2,135    TransDigm Group, Inc.*                                                                                  51,283
Applications Software - 0.5%
               955    Red Hat, Inc.*                                                                                          15,643
Auction House - Art Dealer - 1.1%
               595    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                           32,445
Audio and Video Products - 2.2%
             2,975    DTS, Inc.*                                                                                              63,635
Building Products - Doors and Windows - 1.0%
             1,960    PGT, Inc.*                                                                                              29,028
Casino Hotels - 0.8%
               400    Station Casinos, Inc.                                                                                   24,120
Commercial Banks - 1.1%
               650    Westamerica Bancorporation                                                                              32,403
Commercial Services - 1.9%
             1,175    CoStar Group, Inc.*                                                                                     55,636
Commercial Services - Finance - 3.1%
             1,785    Bankrate, Inc.*                                                                                         57,031
               940    Jackson Hewitt Tax Service, Inc.                                                                        32,524
                                                                                                                              89,555
Communications Software - 1.1%
             3,320    InPhonic, Inc.*                                                                                         30,444
Computer Services - 2.4%
             1,225    Ceridian Corp.*                                                                                         28,873
             1,180    IHS, Inc. - Class A*                                                                                    40,793
                                                                                                                              69,666
Computer Software - 0.6%
             1,960    Omniture, Inc.*                                                                                         17,797
Consulting Services - 1.9%
               500    Advisory Board Co.*                                                                                     27,610
               305    Corporate Executive Board Co.                                                                           27,395
                                                                                                                              55,005
Cosmetics and Toiletries - 0.6%
               530    Bare Escentuals, Inc.*                                                                                  16,234
Data Processing and Management - 1.9%
             1,690    NAVTEQ Corp.*                                                                                           56,108
Distribution/Wholesale - 2.4%
               765    MWI Veterinary Supply, Inc.*                                                                            25,635
             1,525    NuCo2, Inc.*                                                                                            42,670
                                                                                                                              68,305
Diversified Operations - 1.1%
            50,936    Polytec Asset Holdings, Ltd.*, ##                                                                       15,391
               345    Roper Industries, Inc.                                                                                  16,508
                                                                                                                              31,899
Electronic Components - Semiconductors - 2.6%
               800    Microsemi Corp.*                                                                                        15,680
               555    Silicon-On-Insulator Technologies (SOITEC)*                                                             16,441
             1,545    SiRF Technology Holdings, Inc.*                                                                         43,445
                                                                                                                              75,566
Electronic Measuring Instruments - 1.5%
               955    Trimble Navigation, Ltd.*                                                                               44,140
Enterprise Software/Services - 2.1%
             3,210    Omnicell, Inc.*                                                                                         60,123
Filtration and Separations Products - 0.6%
               470    Donaldson Company, Inc.                                                                                 17,649
Finance - Other Services - 3.2%
               545    International Securities Exchange, Inc.                                                                 27,986
             5,715    MarketAxess Holdings, Inc.*                                                                             64,294
                                                                                                                              92,280
Food - Retail - 1.0%
             1,680    Wild Oats Markets, Inc.*                                                                                30,206
Hazardous Waste Disposal - 1.4%
               575    Stericycle, Inc.*                                                                                       40,658
Hotels and Motels - 0.9%
               410    Four Seasons Hotels, Inc.                                                                               26,297
Human Resources - 1.2%
             1,225    Resources Connection, Inc.*                                                                             35,452
Internet Content - Information/News - 0.7%
             2,925    Harris Interactive, Inc.*                                                                               19,539
Medical - Biomedical and Genetic - 0.5%
               375    Alexion Pharmaceuticals, Inc.*                                                                          14,010
Medical - Drugs - 2.9%
               575    Adams Respiratory Therapeutics, Inc.*                                                                   24,783
             1,115    Adolor Corp.*                                                                                           15,287
             1,180    Cubist Pharmaceuticals, Inc.*                                                                           26,278
               315    New River Pharmaceuticals, Inc.*                                                                        16,021
                                                                                                                              82,369
Medical Instruments - 4.1%
             1,280    CONMED Corp.*                                                                                           28,403
               525    Intuitive Surgical, Inc.*                                                                               52,069
               830    Ventana Medical Systems, Inc.*                                                                          33,524
                                                                                                                             113,996
Medical Products - 3.4%
             1,770    Varian Medical Systems, Inc.*                                                                           97,102
Office Furnishings - Original - 1.7%
             2,490    Knoll, Inc.                                                                                             49,302
Oil and Gas Drilling - 0.9%
             1,125    Helmerich & Payne, Inc.                                                                                 26,944
Oil Companies - Exploration and Production - 1.8%
             1,050    Carrizo Oil & Gas, Inc.*                                                                                29,988
             8,625    Gasco Energy, Inc.*                                                                                     23,201
                                                                                                                              53,189
Physician Practice Management - 1.7%
               480    Healthways, Inc.*                                                                                       20,328
               615    Pediatrix Medical Group, Inc.*                                                                          27,632
                                                                                                                              47,960
Printing - Commercial - 2.5%
             2,335    VistaPrint, Ltd.*                                                                                       73,039
Publishing - Newspapers - 0.5%
               655    GateHouse Media, Inc.                                                                                   14,050
Real Estate Operating/Development - 1.2%
               665    St. Joe Co.                                                                                             35,764
Recreational Vehicles - 1.1%
               740    Polaris Industries, Inc.                                                                                31,687
REIT - Mortgages - 1.2%
             1,278    CapitalSource, Inc.                                                                                     35,452
Respiratory Products - 1.7%
             1,395    Respironics, Inc.*                                                                                      49,271
Retail - Apparel and Shoe - 2.0%
               740    Abercrombie & Fitch Co. - Class A                                                                       56,721
Retail - Computer Equipment - 1.0%
               287    GameStop Corp. - Class A*                                                                               14,654
               280    GameStop Corp. - Class B*                                                                               13,930
                                                                                                                              28,584
Retail - Convenience Stores - 0.4%
               565    Susser Holdings Corp.*                                                                                  10,283
Retail - Discount - 0.4%
               955    Fred's, Inc.                                                                                            12,491
Retail - Gardening Products - 1.5%
               915    Tractor Supply Co.*                                                                                     44,304
Retail - Music Store - 0.5%
               330    Guitar Center, Inc.*                                                                                    14,312
Retail - Petroleum Products - 2.0%
             1,315    World Fuel Services Corp.                                                                               56,571
Retail - Restaurants - 1.1%
               510    Chipotle Mexican Grill, Inc. - Class A*                                                                 30,549
Retail - Sporting Goods - 1.9%
             1,685    Zumiez, Inc.*                                                                                           55,369
Schools - 1.0%
               245    Strayer Education, Inc.                                                                                 27,714
Semiconductor Components/Integrated Circuits - 1.4%
             2,440    Cypress Semiconductor Corp.*                                                                            40,968
Telecommunication Equipment - 0.1%
               130    Optium Corp.*                                                                                            2,633
Telecommunication Services - 4.8%
             1,845    NeuStar, Inc. - Class A*                                                                                53,911
             1,105    SAVVIS, Inc.*                                                                                           34,354
             2,305    Time Warner Telecom, Inc. - Class A*                                                                    45,962
                                                                                                                             134,227
Therapeutics - 0.9%
               320    Amylin Pharmaceuticals, Inc.*                                                                           14,067
               700    Nuvelo, Inc.*                                                                                           12,908
                                                                                                                              26,975
Transactional Software - 0.9%
             1,685    Innerworkings, Inc.*                                                                                    25,191
Transportation - Equipment and Leasing - 0.5%
               325    GATX Corp.                                                                                              14,160
Transportation - Marine - 2.2%
             2,770    Horizon Lines, Inc. - Class A                                                                           64,680
Transportation - Services - 1.0%
             1,065    UTi Worldwide, Inc. (U.S. Shares)                                                                       27,530
Transportation - Truck - 1.9%
             1,160    Landstar System, Inc.                                                                                   53,870
Veterinary Diagnostics - 0.9%
               840    VCA Antech, Inc.*                                                                                       27,191
Web Hosting/Design - 3.0%
             1,260    Equinix, Inc.*                                                                                          86,184
Wireless Equipment - 2.2%
             2,400    SBA Communications Corp. - Class A*                                                                     64,104
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,672,644)                                                                                       2,853,987
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.0%
            29,920    Janus Money Market Fund, 5.25% (cost $ 29,920)                                                          29,920

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,702,564) - 100%                                                                          $2,883,907
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Bermuda                                      73,039                 2.5%
Canada                                       58,742                 2.0%
Cayman Islands                               15,391                 0.5%
France                                       16,441                 0.6%
United Kingdom                               27,530                 1.0%
United States++                           2,692,764                93.4%
                                       ------------               -----
    Total                              $  2,883,907               100.0%
                                       ============               =====

++         Includes Short-Term Securities (92.4% excluding Short-Term
           Securities)

Notes to Schedule of Investments (unaudited)

REIT                  Real Estate Investment Trust

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*          Non-income-producing security.

##         Schedule of Restricted and Illiquid Securities (as of October 31,
           2006)

                                                                                 Value as a %
                                           Acquisition    Acquisition           of Investment
Janus Adviser Small-Mid Growth Fund            Date          Cost        Value    Securities
-----------------------------------------------------------------------------------------------
Polytec Asset Holdings, Ltd.                  5/5/06      $ 13,145     $ 15,391      0.5%
-----------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of October 31, 2006. The issuer incurs all registration costs.

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.0%
Advertising Services - 1.5%
           182,128    WPP Group PLC                                                                                     $  2,332,925
Aerospace and Defense - 0.2%
            48,815    BAE Systems PLC                                                                                        390,628
Agricultural Chemicals - 3.7%
            28,290    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)#                                              3,533,421
            15,417    Syngenta A.G.*                                                                                       2,489,671
                                                                                                                           6,023,092
Apparel Manufacturers - 1.8%
           271,202    Burberry Group PLC                                                                                   2,891,897
Automotive - Cars and Light Trucks - 2.4%
            34,334    BMW A.G.                                                                                             1,971,496
             9,130    Hyundai Motor Company, Ltd.                                                                            742,221
            91,486    Nissan Motor Company, Ltd.                                                                           1,095,908
                                                                                                                           3,809,625
Broadcast Services and Programming - 1.8%
            79,675    Liberty Global, Inc. - Class A*                                                                      2,090,672
            28,880    Liberty Global, Inc. - Class C*                                                                        734,418
                                                                                                                           2,825,090
Building - Residential and Commercial - 4.1%
            42,485    Centex Corp.#                                                                                        2,221,965
            45,140    Lennar Corp.                                                                                         2,143,247
            70,830    Pulte Homes, Inc.                                                                                    2,195,022
                                                                                                                           6,560,234
Casino Hotels - 1.0%
            22,455    Harrah's Entertainment, Inc.                                                                         1,669,080
Cellular Telecommunications - 2.2%
             9,500    Hikari Tsushin, Inc.                                                                                   500,363
         1,189,040    Vodafone Group PLC                                                                                   3,062,023
                                                                                                                           3,562,386
Chemicals - Diversified - 1.5%
            36,100    Shin-Etsu Chemical Company, Ltd.                                                                     2,367,466
Commercial Banks - 0.4%
            36,926    ICICI Bank, Ltd.                                                                                       637,287
Computers - 5.3%
           350,255    Dell, Inc.*                                                                                          8,521,704
Computers - Memory Devices - 0.2%
            30,600    EMC Corp.*                                                                                             374,850
Distribution/Wholesale - 3.9%
           535,000    Esprit Holdings, Ltd.                                                                                5,179,949
           403,800    Li & Fung, Ltd.                                                                                      1,056,592
                                                                                                                           6,236,541
Diversified Minerals - 0.6%
            38,360    Companhia Vale do Rio Doce (ADR)                                                                       975,878
Diversified Operations - 4.5%
            14,504    Louis Vuitton Moet Hennessy S.A.#                                                                    1,511,470
           197,180    Tyco International, Ltd. (U.S. Shares)                                                               5,803,007
                                                                                                                           7,314,477
E-Commerce/Products - 2.4%
            99,275    Amazon.com, Inc.*,#                                                                                  3,781,385
E-Commerce/Services - 6.3%
            88,720    eBay, Inc.*                                                                                          2,850,574
           165,675    Expedia, Inc.*,#                                                                                     2,692,219
           151,780    IAC/InterActiveCorp*                                                                                 4,702,144
                                                                                                                          10,244,937
Electronic Components - Miscellaneous - 3.3%
           152,275    Koninklijke (Royal) Philips Electronics N.V.                                                         5,319,354
Electronic Components - Semiconductors - 1.5%
           338,975    ARM Holdings PLC                                                                                       761,389
             1,995    Samsung Electronics Company, Ltd.                                                                    1,293,654
            10,495    Texas Instruments, Inc.                                                                                316,739
                                                                                                                           2,371,782
Energy - Alternate Sources - 0.2%
            10,470    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                          272,220
Entertainment Software - 0.5%
            54,690    Activision, Inc.*,#                                                                                    843,320
Finance - Investment Bankers/Brokers - 6.8%
            40,795    Citigroup, Inc.                                                                                      2,046,277
           118,018    JP Morgan Chase & Co.                                                                                5,598,773
           116,000    Mitsubishi UFJ Securities Company, Ltd.                                                              1,418,323
            35,346    UBS A.G.                                                                                             2,111,015
                                                                                                                          11,174,388
Finance - Mortgage Loan Banker - 1.3%
            13,650    Fannie Mae                                                                                             808,899
            38,304    Housing Development Finance Corporation, Ltd.                                                        1,245,242
                                                                                                                           2,054,141
Food - Retail - 0.4%
            11,854    Metro A.G.                                                                                             704,423
Insurance Brokers - 4.1%
           173,570    Willis Group Holdings, Ltd.                                                                          6,600,867
Investment Companies - 0.2%
            13,686    RHJ International*                                                                                     257,646
Medical - Drugs - 2.2%
            22,280    Merck & Company, Inc.                                                                                1,011,958
            34,200    Pfizer, Inc.                                                                                           911,430
             9,331    Roche Holding A.G.                                                                                   1,632,859
                                                                                                                           3,556,247
Medical - HMO - 1.6%
            16,325    Aetna, Inc.                                                                                            672,917
            12,970    Coventry Health Care, Inc.*                                                                            608,942
            25,825    UnitedHealth Group, Inc.                                                                             1,259,743
                                                                                                                           2,541,602
Medical - Hospitals - 0.8%
            61,665    Health Management Associates, Inc. - Class A                                                         1,214,801
Multimedia - 1.8%
            90,550    Walt Disney Co.                                                                                      2,848,703
Networking Products - 3.0%
           202,750    Cisco Systems, Inc.*                                                                                 4,892,358
Property and Casualty Insurance - 2.6%
           110,100    Millea Holdings, Inc.                                                                                4,160,934
Real Estate Management/Services - 0.8%
            52,000    Mitsubishi Estate Company, Ltd.                                                                      1,244,923
Real Estate Operating/Development - 0.8%
           351,000    CapitaLand, Ltd.                                                                                     1,228,771
Reinsurance - 2.3%
             1,062    Berkshire Hathaway, Inc. - Class B*                                                                  3,732,930
Retail - Apparel and Shoe - 1.4%
            47,549    Industria de Diseno Textil S.A.                                                                      2,273,341
Schools - 0.3%
            14,290    Apollo Group, Inc. - Class A*                                                                          528,158
Semiconductor Components/Integrated Circuits - 1.0%
            86,850    Marvell Technology Group, Ltd.*                                                                      1,587,618
Semiconductor Equipment - 0.7%
            47,370    ASML Holding N.V.*                                                                                   1,083,420
Soap and Cleaning Preparations - 1.1%
            40,885    Reckitt Benckiser PLC                                                                                1,778,965
Telephone - Integrated - 1.0%
            82,405    Sprint Nextel Corp.                                                                                  1,540,149
Television - 5.0%
           775,375    British Sky Broadcasting Group PLC                                                                   8,023,977
Transportation - Services - 1.0%
            21,375    United Parcel Service, Inc. - Class B                                                                1,610,606
Web Portals/Internet Service Providers - 3.5%
           211,590    Yahoo!, Inc.*                                                                                        5,573,281
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $121,696,645)                                                                                   149,538,407
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.1%
           174,000    Janus Money Market Fund, 5.25% (cost $174,000)                                                         174,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.9%
        11,078,981    State Street Navigator Securities Lending
                         Prime Portfolio + (cost $11,078,981)                                                             11,078,981

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $132,949,626) - 100%                                                                      $160,791,388
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                          October 31, 2006 (unaudited)

Country                                       Value   % of Investment Securities
Belgium                                $    257,646                 0.1%
Bermuda                                  20,228,033                12.6
Brazil                                      975,878                 0.6
Canada                                    3,533,421                 2.2
Cayman Islands                              272,220                 0.2
France                                    1,511,470                 0.9
Germany                                   2,675,919                 1.7
India                                     1,882,529                 1.2
Japan                                    10,787,917                 6.7
Netherlands                               6,402,774                 4.0
Singapore                                 1,228,771                 0.7
South Korea                               2,035,875                 1.3
Spain                                     2,273,341                 1.4
Switzerland                               6,233,545                 3.9
United Kingdom                           19,241,804                12.0
United States++                          81,250,245                50.5
                                       ------------               -----
Total                                  $160,791,388               100.0%
                                       ============               =====

++ Includes Short-Term Securities and Other Securities (43.5% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

PLC                   Public Limited Company

U.S. Shares           Securities of foreign companies trading on an American
                      Stock Exchange.

*          Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of October 31, 2006.
+ The security is purchased with the cash collateral received from securities on loan.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Forty Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small-Mid Growth Fund and Janus Adviser Worldwide Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by the Janus Adviser Money Market Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy, if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

State Street Bank and Trust Company (the "Lending Agent") may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of October 31, 2006, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                              Value at
Fund                                                      October 31, 2006
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                  $9,843,682
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                             4,221,050
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                     54,157,662
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                         21,478,485
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                 590,525
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                      35,340,868
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                          4,483,006
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                            16,096,975
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                             39,864,167
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                 10,787,511
--------------------------------------------------------------------------------

As of October 31, 2006, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                         Cash Collateral at
Fund                                                      October 31, 2006
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                 $10,097,985
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                             4,306,134
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                     55,365,113
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                         22,113,230
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                 602,718
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                      36,596,489
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                          4,605,028
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                            16,485,299
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                             40,851,632
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                 11,078,981
--------------------------------------------------------------------------------

As of October 31, 2006, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this marked-to-market evaluation.

During the quarter ended October 31, 2006, there were no securities lending arrangements for Janus Adviser Contrarian Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Long/Short Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser Small-Mid Growth Fund and Janus Adviser Small Company Value Fund.

Futures Contracts

All Funds except Janus Adviser Money Market Fund may enter into futures contracts. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. In addition, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may use futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments. Such collateral is in the possession of the Funds' custodian.

Mortgage Dollar Rolls

Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund are required to purchase may decline below the agreed upon repurchase price.

The average monthly value of dollar rolls outstanding during the quarter ended October 31, 2006 was $139,477 for Janus Adviser Flexible Bond Fund, which was the only Fund to participate in mortgage dollar rolls during the quarter ended October 31, 2006. At October 31, 2006, Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund were not invested in dollar rolls.

Securities Traded on a To-Be-Announced Basis

Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At October 31, 2006, Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund were not invested in TBA securities.

Forward Currency Transactions

All Funds except Janus Adviser Money Market Fund may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Bank Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements during the quarter ended October 31, 2006 are noted in the table below.

--------------------------------------------------------------------------------
Fund                                       Average               Rates
                                           Monthly
                                          Borrowings
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund               $3,982,500       5.32250%-7.89063%
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund           705,775          5.37031%-9.750%
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund               68,971         5.34890%-9.87125%
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                 --                   --
--------------------------------------------------------------------------------

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at October 31, 2006. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at October 31, 2006, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may engage in "short sales against the box." Short sales against the box involves selling either a security that the Funds owns, or a security equivalent in kind and amount to the security sold short that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds except Janus Adviser Flexible Bond Fund, Janus Adviser High-Yield Fund, Janus Adviser Money Market Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may also engage in "naked" short sales. Naked short sales involve the Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Fund will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Borrowing

Janus Adviser Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Adviser Long/Short Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Additional Investment Risk

The Funds except Janus Adviser Money Market Fund may invest in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Options Contracts

All Funds except Janus Adviser Money Market Fund may purchase or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund and Janus Adviser INTECH Risk-Managed Value Fund may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Fund receives a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss that the Funds may recognize due to written call options.

Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

                                                        Number of       Premiums
Call Options                                            Contracts       Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at August 1, 2006                          --        $    --
Options written                                               440         29,677
Options closed                                                 --             --
Options expired                                                --             --
Options exercised                                              --             --
--------------------------------------------------------------------------------
Options outstanding at October 31, 2006                       440        $29,677
--------------------------------------------------------------------------------

                                                          Number of     Premiums
Call Options                                              Contracts     Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at August 1, 2006                          --        $    --
Options written                                                33          3,164
Options closed                                                  6          1,278
Options expired                                                --             --
Options exercised                                              --             --
--------------------------------------------------------------------------------
Options outstanding at October 31, 2006                        27        $ 1,886
--------------------------------------------------------------------------------

                                                          Number of     Premiums
Put Options                                               Contracts     Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at August 1, 2006                          --        $    --
Options written                                                27          2,007
Options closed                                                 27          2,007
Options expired                                                --             --
Options exercised                                              --             --
--------------------------------------------------------------------------------
Options outstanding at October 31, 2006                        --        $    --
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended October 31, 2006, there were no outstanding borrowing or lending arrangements for the Funds.

Money Market Investing

The Funds may invest in money market funds, including funds managed by Janus Capital. During the quarter ended October 31, 2006, the following Funds had the following affiliated purchases and sales:

                                                      Purchases               Sales               Dividend               Value
                                                     Shares/Cost           Shares/Cost             Income             at 10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                $         4,187       $       206,297       $             2       $            --
Janus Adviser Forty Fund                                 2,554,343            15,486,207                12,264                    --
Janus Adviser Orion Fund                                    11,602                13,502                     3                    --
Janus Adviser Mid Cap Growth Fund                          179,000               179,000                   257                    --
Janus Adviser Small-Mid Growth Fund                         27,353                46,853                    29                    --
Janus Adviser Growth and Income Fund                     1,255,574             1,874,764                 1,647                    --
Janus Adviser Fundamental Equity Fund(1)                   355,800               355,800                   391                    --
Janus Adviser Contrarian Fund                               44,907                92,907                    59                    --
Janus Adviser Balanced Fund                              3,971,500             3,971,500                 3,345                    --
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund(2)        38,556,467            40,988,800                26,020                    --
Janus Adviser INTECH Risk-Managed Core Fund(3)              89,307               174,247                    40                    --
Janus Adviser INTECH Risk-Managed Value Fund(4)              9,174                55,994                     9                    --
Value
Janus Adviser Mid Cap Value Fund                         1,306,959             2,019,238                   992                    --
Janus Adviser Small Company Value Fund                     622,443               891,920                   695                    --
International & Global
Janus Adviser Worldwide Fund                                    --                 1,500                    --                    --
Janus Adviser International Growth Fund                  1,625,251             3,185,645                 1,115                    --
Bond & Money Market
Janus Adviser Flexible Bond Fund                            63,719               196,219                    15                    --
Janus Adviser High-Yield Fund                                3,567                36,395                    35                    --
------------------------------------------------------------------------------------------------------------------------------------
                                                   $    50,681,153       $    69,776,788       $        46,918       $            --
------------------------------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Adviser Core Equity Fund.
(2)   Formerly named Janus Adviser Risk-Managed Growth Fund.
(3)   Formerly named Janus Adviser Risk-Managed Core Fund.
(4)   Formerly named Janus Adviser Risk-Managed Value Fund.

                                                      Purchases               Sales               Dividend               Value
                                                     Shares/Cost           Shares/Cost             Income             at 10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                $     3,086,339       $     3,531,129       $         3,021       $       366,000
Janus Adviser Forty Fund                               118,425,587           216,191,484             1,497,941            29,793,168
Janus Adviser Orion Fund                                   317,868               358,498                   987                12,195
Janus Adviser Mid Cap Growth Fund                        4,991,852             4,356,352                 8,007               635,500
Janus Adviser Small-Mid Growth Fund                        530,660               550,160                 1,074                    --
Janus Adviser Growth and Income Fund                    10,500,998             5,815,036                53,049             6,519,070
Janus Adviser Fundamental Equity Fund(1)                 3,827,498             3,647,641                10,646               930,747
Janus Adviser Contrarian Fund                            1,764,686             1,658,586                 5,223               277,720
Janus Adviser Balanced Fund                             33,482,526            29,339,494                33,543             6,400,570
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund(2)       237,877,195           242,495,591               323,487             4,550,000
Janus Adviser INTECH Risk-Managed Core Fund(3)           8,989,014             8,317,650                 9,227             1,822,173
Janus Adviser INTECH Risk-Managed Value Fund(4)          2,456,935             2,409,918                 2,325                98,000
Value
Janus Adviser Mid Cap Value Fund                        39,698,306            52,928,791               185,663             1,778,000
Janus Adviser Small Company Value Fund                   6,859,641             7,487,807                 9,235                    --
International & Global
Janus Adviser Worldwide Fund                             5,525,448             6,104,348                 3,958                    --
Janus Adviser International Growth Fund                 49,487,647            37,412,100               218,065            20,719,687
Bond & Money Market
Janus Adviser Flexible Bond Fund                         3,273,976             3,480,869                 2,725               170,500
Janus Adviser High-Yield Fund                              246,581               329,465                   937                41,000
------------------------------------------------------------------------------------------------------------------------------------
                                                   $   531,342,757       $   626,414,919       $     2,369,113       $    74,114,330
------------------------------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Adviser Core Equity Fund.
(2)   Formerly named Janus Adviser Risk-Managed Growth Fund.
(3)   Formerly named Janus Adviser Risk-Managed Core Fund.
(4)   Formerly named Janus Adviser Risk-Managed Value Fund.

                                                      Purchases               Sales               Dividend               Value
                                                     Shares/Cost           Shares/Cost             Income             at 10/31/06
------------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                $     2,895,626       $     2,521,726       $         3,605       $       530,000
Janus Adviser Forty Fund                                22,529,382           100,611,309               733,535             5,851,144
Janus Adviser Orion Fund                                   149,988                50,000                   929               151,263
Janus Adviser Mid Cap Growth Fund                        1,960,374             3,065,874                17,945             1,083,500
Janus Adviser Small-Mid Growth Fund                         86,907                56,987                   449                29,920
Janus Adviser Growth and Income Fund                     8,041,779             4,389,200                62,929             7,054,281
Janus Adviser Fundamental Equity Fund(1)                 2,130,405             1,733,559                22,573             2,170,956
Janus Adviser Contrarian Fund                              891,335               425,507                 4,642               719,208
Janus Adviser Balanced Fund                             14,306,530            17,484,006                53,802             2,786,985
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund(2)       124,038,082            93,638,609               371,043            36,826,744
Janus Adviser INTECH Risk-Managed Core Fund(3)           4,031,130             4,525,158                11,743             1,158,223
Janus Adviser INTECH Risk-Managed Value Fund(4)          1,079,007               958,784                 3,350               415,420
Value
Janus Adviser Mid Cap Value Fund                        18,047,709               790,972               271,148            28,491,973
Janus Adviser Small Company Value Fund                     679,774             1,157,132                 2,876                    --
International & Global
Janus Adviser Worldwide Fund                             3,949,025             4,252,625                 5,317               174,000
Janus Adviser International Growth Fund                 20,793,079            13,019,256                85,644            14,989,290
Bond & Money Market
Janus Adviser Flexible Bond Fund                         2,091,908             2,052,946                 4,714               721,068
Janus Adviser High-Yield Fund                              196,732                81,140                 1,418               181,800
------------------------------------------------------------------------------------------------------------------------------------
                                                   $   227,898,772       $   250,814,790       $     1,657,662       $   103,335,775
------------------------------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Adviser Core Equity Fund.
(2)   Formerly named Janus Adviser Risk-Managed Growth Fund.
(3)   Formerly named Janus Adviser Risk-Managed Core Fund.
(4)   Formerly named Janus Adviser Risk-Managed Value Fund.

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of October 31, 2006, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Federal Tax Cost       Unrealized            Unrealized               Net
                                                                          Appreciation         (Depreciation)        Appreciation/
                                                                                                                     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                        $  471,343,085        $   92,796,796        $   (3,981,154)        $   88,815,642
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                          14,165,339             1,534,288              (248,298)             1,285,990
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                       51,167,161               353,246              (336,365)                16,881
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                            1,720,132,853           422,594,617           (26,160,520)           396,434,097
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                  62,593,261            12,311,062            (1,802,986)            10,508,076
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                  272,393,936            56,168,380           (11,246,132)            44,922,248
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                           3,651,301                51,779               (24,411)                27,368
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund           111,653,730            10,960,434            (1,200,485)             9,759,949
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund         940,654,280            76,335,125           (15,774,505)            60,560,620
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund           23,685,699             2,296,508              (208,171)             2,088,337
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund               634,861,234           218,308,621           (10,261,665)           208,046,956
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                   137,584,059            36,238,434            (3,760,910)            32,477,524
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                           5,055,613               710,134              (239,975)               470,159
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                      84,041,113            32,939,691            (1,886,781)            31,052,910
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                      404,012,168            39,504,228            (6,584,397)            32,919,831
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market Fund                        10,197,171                    --                    --                     --
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                                1,541,185               257,895               (42,254)               215,641
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund                 23,304,109             8,859,720              (173,241)             8,686,479
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                     2,717,902               261,627               (95,622)               166,005
 -----------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                          135,986,514            30,601,880            (5,797,006)            24,804,874
 -----------------------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Fund's' custodian sufficient to cover the purchase price. As of October 31, 2006, there were no Funds invested in when-issued securities.

Initial Public Offerings

The Funds except the Janus Adviser Money Market Fund may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as their assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specifically designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. As of October 31, 2006, Janus Adviser Growth and Income Fund,
Janus Adviser Large Cap Growth Fund, and Janus Adviser Mid Cap Growth were invested in equity-linked structured notes.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, established a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Companies will be required to disclose the extent to which fair value is used to measure assets and liabilities, the inputs used to develop the measurements, and the effect for fiscal years beginning after November 15, 2007. Management is currently evaluating the potential impact of SFAS No. 157 on each Fund's financial condition and results of operations


--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Kelley Abbott Howes_________
        Kelley Abbott Howes,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: December 28, 2006

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: December 28, 2006